As filed with the Securities and Exchange Commission on April 30, 2009

File No. 333-148212

File No. 811-07974

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 2

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 35

Farm Bureau Life Annuity Account

(Exact Name of Registrant)

Farm Bureau Life Insurance Company

(Name of Depositor)

5400 University Avenue

West Des Moines, Iowa 50266

1-515-225-5400

(Address and Telephone Number of Principal Executive Office)

David A. McNeill, Esquire

5400 University Avenue

West Des Moines, Iowa 50266

(Name and Address of Agent for Service of Process)

Copy to:

Stephen E. Roth, Esquire

Sutherland Asbill & Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2415

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485;

☒	on May 1, 2009 pursuant to paragraph (b) of Rule 485;

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485;

☐	on May 1, 2009 pursuant to paragraph (a)(1) of Rule 485.

Securities being offered: Variable Annuity Contracts

Farm Bureau Life Annuity Account

VARIABLE ANNUITY CONTRACT

PROSPECTUS

May 1, 2009

Farm Bureau Life Insurance Company (the “Company”) is offering the variable deferred annuity contract (the “Contract”) described in this Prospectus. The Contract provides for Accumulated Value and annuity payments on a fixed and variable basis. The Company sells the Contract to retirement plans, including those that qualify for special federal tax treatment under the Internal Revenue Code.

The Owner of a Contract (“you” or “your”) may allocate premiums and Accumulated Value to 1) the Declared Interest Option, an account that provides a specified rate of interest, and/or 2) Subaccounts of Farm Bureau Life Annuity Account available under the Policy, each of which invests in one of the following Investment Options:

Calvert Asset Management Company (formerly known as Summit Pinnacle Series)

Summit Nasdaq-100 Index Portfolio

Summit Russell 2000 Small Cap Index Portfolio—Class F

Summit S&P MidCap 400 Index Portfolio—Class F

Summit EAFE International Index Portfolio—Class F

Columbia Funds Variable Insurance Trust

International Fund—Class A

Mid Cap Value Fund—Class B

Small Cap Value Fund—Class B

Small Company Growth Fund—
Class B

DWS Variable Series I

DWS Global Opportunities VIP—Class A

DWS Variable Series II

DWS Global Thematic VIP—Class A

EquiTrust Variable Insurance Series Fund

Blue Chip Portfolio—Service Class

High Grade Bond Portfolio—Service Class

Managed Portfolio—Service Class

Money Market Portfolio—Service Class

Strategic Yield Portfolio—Service Class

Value Growth Portfolio—Service Class

Fidelity Variable Insurance Products Funds

VIP Contrafund Portfolio—Service Class 2

VIP Growth Portfolio—Service Class 2

VIP High Income Portfolio—Service Class 2

VIP Index 500 Portfolio—Service Class 2

VIP Mid Cap Portfolio—Service Class 2

VIP Real Estate Portfolio—Service Class 2

Franklin Templeton Variable Insurance Trust

Franklin Small Cap Value Securities Fund—Class 2

Franklin U.S. Government Fund—Class 2

Mutual Shares Securities Fund—Class 2

Templeton Global Bond Securities Fund—Class 2 (formerly known as Templeton Global Income Securities Fund)

JPMorgan Insurance Trust

Diversified Mid Cap Growth Portfolio—Class 1

Intrepid Growth Portfolio—Class 1

Intrepid Mid Cap Portfolio—Class 1

Small Cap Core Portfolio—Class 2 (formerly known as Small Cap Equity Portfolio)

T.Rowe Price Equity Series, Inc.

Equity Income Portfolio

New America Growth Portfolio

Personal Strategy Balanced Portfolio

T.Rowe Price International Series, Inc.

International Stock Portfolio

The accompanying prospectus for each Investment Option describes the investment objectives and attendant risks of each Investment Option. If you allocate premiums to the Subaccounts, the amount of the Contract’s Accumulated Value prior to the Retirement Date will vary to reflect the investment performance of the Investment Options you select.

Please note that the Contracts and Investment Options are not bank deposits, are not federally insured, are not guaranteed to achieve their goals and are subject to risks, including loss of the amount invested.

You may find additional information about your Contract and the Account in the Statement of Additional Information dated the same as this Prospectus. To obtain a copy of this document, please contact us at the address or phone number shown on the cover of this Prospectus. The Statement of Additional Information (“SAI”) has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated herein by reference. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference into this Prospectus, and other information filed electronically with the SEC.

Please read this Prospectus carefully and retain it for future reference. A prospectus for each Investment Option must accompany this Prospectus and you should read it in conjunction with this Prospectus. All material features of the Contract are described in this Prospectus.

The Securities and Exchange Commission has not approved these securities or determined that this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Issued By

Farm Bureau Life Insurance Company

5400 University Avenue

West Des Moines, Iowa 50266

800-247-4170

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The Contract may not be available in all jurisdictions.

This Prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made.

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DEFINITIONS

Account: Farm Bureau Life Annuity Account.

Accumulated Value: The total amount invested under the Contract, which is the sum of the values of the Contract in each Subaccount of the Account plus the value of the Contract in the Declared Interest Option.

Annuitant: The person whose life determines the annuity benefits payable under the Contract and whose death determines the death benefit.

Beneficiary: The person (or persons) to whom the Company pays the proceeds on the death of the Owner/Annuitant.

Business Day: Each day that the New York Stock Exchange is open for trading. Assets are valued at the close of each Business Day (generally, 3:00 p.m. central time).

The Code: The Internal Revenue Code of 1986, as amended.

The Company (“we”, “us” or “our”): Farm Bureau Life Insurance Company.

Contract: The nonparticipating variable annuity contract we offer and describe in this Prospectus, which term includes the basic contract described in this Prospectus, the contract application, any supplemental applications and any endorsements or additional benefit riders or agreements.

Contract Anniversary: The same date in each Contract Year as the Contract Date.

Contract Date: The date on which the Company receives a properly completed application at the Home Office. It is the date set forth on the data page of the Contract which the Company uses to determine Contract Years and Contract Anniversaries.

Contract Year: A twelve-month period beginning on the Contract Date or on a Contract Anniversary.

Declared Interest Option: An investment option under the Contract funded by the Company’s General Account. It is not part of, nor dependent upon, the investment performance of the Account.

Due Proof of Death: Satisfactory documentation provided to the Company verifying proof of death. This documentation may include the following:

(a) a certified copy of the death certificate;

(b) a certified copy of a court decree reciting a finding of death;

(c) the Beneficiary’s statement of election;

(d) a copy of the Beneficiary’s Form W-9; or

(e) any other proof satisfactory to the Company.

Fund: An investment company registered with the SEC under the Investment Company Act of 1940 as an open-end diversified management investment company or unit investment trust in which the Account invests.

General Account: The assets of the Company other than those allocated to the Account or any other separate account of the Company.

Home Office: The principal office of the Company at 5400 University Avenue, West Des Moines, Iowa 50266.

Investment Option: A Fund, or a separate investment portfolio of a Fund in which a Subaccount invests.

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Monthly Anniversary: The same date in each month as the Contract Date unless it would fall on a non-Business Day then the following Business Day.

Net Accumulated Value: The Accumulated Value less any applicable surrender charge.

Non-Qualified Contract: A Contract that is not a Qualified Contract.

Owner (“you” or “your”): The person(s) who owns the Contract and who is entitled to exercise all rights and privileges provided in the Contract.

Qualified Contract: A Contract the Company issues in connection with plans that qualify for special federal income tax treatment under Sections 401(a), 401(k), 403(a), 403(b), 408 or 408A of the Code.

Retirement Date: The date when the Company applies the Accumulated Value under a payment option, if the Annuitant is still living.

SEC: The U.S. Securities and Exchange Commission.

Subaccount: A subdivision of the Account which invests its assets exclusively in a corresponding Investment Option.

Valuation Period: The period of time over which we determine the change in value of the Subaccounts. Each Valuation Period begins at the close of normal trading of the New York Stock Exchange (generally, 3:00 p.m. central time) on one Business Day and ends at the close of normal trading of the New York Stock Exchange on the next succeeding Business Day.

Written Notice: A written request or notice signed by the Owner on a form satisfactory to the Company which we receive at our Home Office.

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FEE TABLES

The following tables describe the fees and expenses that are payable when buying, owning or surrendering the Contract. The first table describes the fees and expenses that are payable at the time you buy the Contract, surrender the Contract or transfer Accumulated Value among the Subaccounts and the Declared Interest Option.

Owner Transaction Expenses	Guaranteed Maximum Charge	Current Charge
Surrender Charge (as a percentage of amount withdrawn or surrendered)(1)	8%	8%
Transfer Processing Fee(2)	$10	$10

(1)  The surrender charge is only assessed during the first eight Contract Years. The surrender charge declines each year to 0% in the ninth Contract Year. In each Contract Year you may withdraw a maximum of 10% of the Accumulated Value without incurring a surrender charge. This amount is not cumulative from Contract Year to Contract Year. (See “CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Amounts Not Subject to Surrender Charge.”)

(2)  We waive the transfer processing fee for the first twelve transfers during a Contract Year. Currently, we may assess a charge of $10 for the thirteenth and each subsequent transfer during a Contract Year.

The next two tables describe the fees and expenses that you will pay periodically during the time that you own your Contract, not including Fund fees and expenses.

Periodic Charges	Guaranteed Maximum Charge	Current Charge
Contract Administrative Charge(3)	$5.00 monthly	$4.00 monthly
Asset-Based Administrative Charge(4)	0.04%	0.02%
Separate Account Annual Expenses
Mortality and Expense Risk Charge	1.00%	1.00%

(3)  We deduct the contract administrative charge on each Monthly Anniversary. We currently waive the deduction of the contract administrative charge on the Contract Date where the initial premium payment is $40,000 or more and for Contracts whose Accumulated Value is $40,000 or more on the most recent Contract Anniversary.

(4)  We deduct an asset-based administrative charge on each Monthly Anniversary. This charge is based on the Variable Accumulated Value. We currently deduct this charge for the first eight Contract years.

Optional Rider Charges (as a percentage of Accumulated Value)	Guaranteed Maximum Charge	Current Charge
Guaranteed Minimum Income Benefit Rider Charge(5)	0.08%	0.04%
Incremental Death Benefit Rider Charge(5)
Issue Ages 0-65	0.03%	0.015%
Issue Ages 66-75	0.06%	0.03%
Performance Enhanced Death Benefit Rider Charge(5)
Issue Ages 0-65	0.05%	0.025%
Issue Ages 66-75	0.10%	0.05%

(5)  We deduct the charge for the Guaranteed Minimum Income Benefit Rider, Incremental Death Benefit Rider and Performance Enhanced Death Benefit Rider from the Accumulated Value on each Monthly Anniversary. If the Accumulated Value is invested solely in the Subaccounts, then the fees for these riders could be added to “Separate Account Annual Expenses” in the table of Periodic Charges on page 5. If you surrender the Contract prior to the Monthly Anniversary, we will deduct the charge for the Rider on a pro-rata basis.

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The next table shows the minimum and maximum fees and expenses charged by any of the Investment Options for the fiscal year ended December 31, 2008. More detail concerning each Investment Option’s fees and expenses is contained in the prospectus for each Investment Option.

Annual Investment Option Operating Expenses

(expenses that are deducted from Investment Option assets)(6)

	Minimum	Maximum
Total Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.35%	1.49%
Total Annual Investment Option Operating Expenses After Contractual Fee Waiver or Reimbursement(7)	0.35%	1.49%

(6)  For certain Investment Options, certain expenses were reimbursed or fees waived during 2008. It is anticipated that these voluntary expense reimbursement and fee waiver arrangements will continue past the current year, although they may be terminated at any time. After taking into account these arrangements and any contractual expense reimbursement and fee arrangements, Annual Investment Option operating expenses would have been:

	Minimum	Maximum
Total Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.35%	1.28%

(7)  The “Total Annual Investment Option Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the range of minimum and maximum fees and expenses based on the expenses of all Investment Options after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Owners and will continue until at least April 30, 2010. Seven Investment Options currently have contractual reimbursement or fee waiver arrangements in place.

Examples

The examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, the contract administrative charge, asset based administrative charge, mortality and expense risk fees, Investment Option fees and expenses, Guaranteed Minimum Income Benefit Rider charge, the Incremental Death Benefit Rider charge and the Performance Enhanced Death Benefit Rider charge.

Each example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year.

Example 1

The first example immediately below assumes the maximum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables and that you have elected the Guaranteed Minimum Income Benefit Rider, the Incremental Death Benefit Rider and the Performance Enhanced Death Benefit Rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1. If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$1,246	$2,158	$3,062	$5,374

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2.  If you annuitize at the end of the applicable time period and elect fixed annuity payment option A, B or D with a one-year annuity payment period1:

1 Year	3 Years	5 Years	10 Years
$1,157	$2,070	$2,975	$5,374

3.  If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect fixed annuity payment options C or E, or a variable annuity payment option:

1 Year	3 Years	5 Years	10 Years
$529	$1,626	$2,711	$5,374

Example 2

The second example immediately below assumes the minimum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables and that you have elected the Guaranteed Minimum Income Benefit Rider, the Incremental Death Benefit Rider and the Performance Enhanced Death Benefit Rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1.  If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$1,146	$1,865	$2,591	$4,530

2.  If you annuitize at the end of the applicable time period and elect fixed annuity payment option A, B or D with a one-year annuity payment period1:

1 Year	3 Years	5 Years	10 Years
$1,055	$1,773	$2,498	$4,530

3.  If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect fixed annuity payment options C or E, or a variable annuity payment option:

1 Year	3 Years	5 Years	10 Years
$419	$1,313	$2,219	$4,530

Example 3

The third example immediately below assumes the maximum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables and that you did not elect the Guaranteed Minimum Income Benefit Rider, the Incremental Death Benefit Rider or the Performance Enhanced Death Benefit Rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1.  If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$1,008	$1,407	$1,815	$2,993

2.  If you annuitize at the end of the applicable time period and elect fixed annuity payment option A, B or D with a one-year annuity payment period1:

1 Year	3 Years	5 Years	10 Years
$915	$1,310	$1,714	$2,993

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3.  If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect fixed annuity payment options C or E, or a variable annuity payment option:

1 Year	3 Years	5 Years	10 Years
$269	$826	$1,410	$2,993

Example 4

The fourth example immediately below assumes the minimum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables and that you did not elect the Guaranteed Minimum Income Benefit Rider, the Incremental Death Benefit Rider or the Performance Enhanced Death Benefit Rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1.  If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$902	$1,081	$1,258	$1,813

2.  If you annuitize at the end of the applicable time period and elect fixed annuity payment option A, B or D with a one-year annuity payment period1:

1 Year	3 Years	5 Years	10 Years
$809	$981	$1,151	$1,813

3.  If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect fixed annuity payment options C or E, or a variable annuity payment option:

1 Year	3 Years	5 Years	10 Years
$155	$480	$829	$1,813

(1)  Selection of an annuity payment period with a duration greater than one year would result in lower one-, three- and five-year expense figures. For purposes of determining the surrender charge percentage that would apply upon annuitization, and in calculating the surrender charge that would apply in the case of annuitization under fixed payment option A, B or D, the Company will add (a) the number of years for which payments will be made under the annuity payment option selected to (b) the number of Contract Years since the Contract Date to determine the Contract Year in which the surrender is deemed to occur.

Condensed Financial Information

Please refer to APPENDIX B for accumulation unit information for each Subaccount.

SUMMARY OF THE CONTRACT

Issuance of a Contract.  The Contract is a variable annuity contract with a maximum issue age of 85 for Annuitants (see “DESCRIPTION OF ANNUITY CONTRACT—Issuance of a Contract”). See “DISTRIBUTION OF THE CONTRACT” for information on compensation of persons selling the Contracts. The Contracts are:

•	“nonparticipating” because you do not share in the Company’s surplus or profits; and

•

“variable” because, to the extent Accumulated Value is attributable to the Account, Accumulated Value will increase and decrease based on the investment performance of the Investment Options corresponding to the Subaccounts to which you allocate your premiums.

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Free-Look Period.  You have the right to return the Contract within 30 days after you receive it (see “DESCRIPTION OF ANNUITY CONTRACT—Free-Look Period”). If you return the Contract, it will become void and you will receive either the greater of:

•	premiums paid, or

•	the Accumulated Value on the date we receive the returned Contract at our Home Office, plus administrative charges and any other charges deducted under the Contract.

Premiums.  The minimum initial premium amount the Company accepts is $2,000 for Qualified Contracts and $5,000 for non-Qualified Contracts. (We may waive the minimum initial premium amount for certain Qualified Contracts.) You may make subsequent premium payments (minimum $50 each) at any time. (See “DESCRIPTION OF ANNUITY CONTRACT—Premiums.”) Premiums greater than $1,000,000 are subject to Company approval.

Allocation of Premiums.  You can allocate premiums to one or more Subaccounts, the Declared Interest Option, or both (see “DESCRIPTION OF ANNUITY CONTRACT—Allocation of Premiums”).

•	We will allocate your initial premium to the Subaccounts, the Declared Interest Option or both during the Free-Look Period as you select.

Transfers.  You may transfer monies in a Subaccount or the Declared Interest Option to another Subaccount or the Declared Interest Option on or before the Retirement Date (see “DESCRIPTION OF ANNUITY CONTRACT—Transfer Privilege”).

•	The minimum amount of each transfer is $100 or the entire amount in the Subaccount or Declared Interest Option, if less.

•

Transfers from the Declared Interest Option may be for no more than 25% of the Accumulated Value in that option. If the Accumulated Value in the Declared Interest Option after the transfer is less than $1,000, you may transfer the entire amount.

•	The Company waives fees for the first twelve transfers during a Contract Year.

•	The Company may assess a transfer processing fee of $10 for the 13th and each subsequent transfer during a Contract Year. (This charge is guaranteed not to exceed $10.)

Partial Withdrawal.  You may withdraw part of the Accumulated Value upon Written Notice at any time before the Retirement Date (see “DESCRIPTION OF ANNUITY CONTRACT—Partial Withdrawals and Surrenders—Partial Withdrawals”). Certain partial withdrawals may be subject to a surrender charge (see “CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Charge for Partial Withdrawal or Surrender”). A partial withdrawal may have tax consequences and may be restricted under certain Qualified Contracts. (See “FEDERAL TAX MATTERS.”)

Surrender.  You may surrender your Contract upon Written Notice on or before the Retirement Date (see “DESCRIPTION OF ANNUITY CONTRACT—Partial Withdrawals and Surrenders— Surrender”). A surrender may have tax consequences and may be restricted under certain Qualified Contracts. (See “FEDERAL TAX MATTERS.”)

Asset Allocation Program.  You may elect to participate in the asset allocation program and allocate all of your premiums to one of the five (5) asset allocation model portfolios we make available under the program to assist you in selecting Investment Options (see “DESCRIPTION OF ANNUITY CONTRACT-Asset Allocation Program”). Each model portfolio represents a different level of risk tolerance: Conservative, Moderate Conservative, Moderate, Moderate Aggressive and Aggressive. Once you select a model portfolio, your selection will remain unchanged until you select a new model portfolio or elect to end your participation in the asset allocation program. There is no separate charge

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for participating in the asset allocation program, nor is there a charge to change to a different model portfolio. There is no guarantee that a model portfolio in the asset allocation program will not lose money or experience volatility.

Guaranteed Minimum Income Benefit.  You may elect the Guaranteed Minimum Income Benefit Rider (the “GMIB rider”) when you purchase the Contract. The GMIB rider is an optional rider that guarantees minimum fixed monthly payments upon annuitization after the eighth Contract Anniversary. In other words, the rider offers a payment “floor.” If you choose the rider and comply with its conditions, a minimum level of income will be available to you when you annuitize, regardless of the investment performance of the Subaccounts and/or the Declared Interest Option in which you are invested or fluctuating market conditions. For a description of the Guaranteed Minimum Income Benefit Rider see “DESCRIPTION OF ANNUITY CONTRACT—Guaranteed Minimum Income Benefit.”

Death Benefit.  In general, we will pay a death benefit if the Annuitant dies prior to the Retirement Date (See “DESCRIPTION OF ANNUITY CONTRACT—Death Benefit Before the Retirement Date”). The death benefit will be determined as of the date we receive Due Proof of Death and is equal to the greater of:

(1)	the sum of premiums paid, less the sum of all partial withdrawal reductions (including applicable surrender charges); or

(2)	the Accumulated Value;

You may enhance your death benefit protection by electing the Performance Enhanced Death Benefit Rider and/or the Incremental Death Benefit Rider. See “DESCRIPTION OF ANNUITY CONTRACT—Death Benefit Before the Retirement Date—Performance Enhanced Death Benefit, and—Incremental Death Benefit” for descriptions of the Performance Enhanced Death Benefit Rider and the Incremental Death Benefit Rider.

CHARGES AND DEDUCTIONS

Your Contract will be assessed the following charges and deductions:

Surrender Charge (Contingent Deferred Sales Charge).  We apply a charge if you make a partial withdrawal from or surrender your Contract during the first eight Contract Years (see “CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Charge for Partial Withdrawal or Surrender”).

Contract Year in Which Withdrawal Occurs	Charge as a Percentage of Amount Withdrawn
1	8%
2	7
3	6
4	5
5	4
6	3
7	2
8	1
9 and after	0

In each Contract Year you may withdraw a maximum of 10% of the Accumulated Value without incurring a surrender charge. (See “CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Amounts Not Subject to Surrender Charge.”)

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We reserve the right to waive the surrender charge as provided in the Contract. (See “CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Waiver of Surrender Charge.”)

Contract Administrative Charge.  We deduct a monthly administrative charge of $4, (see “CHARGES AND DEDUCTIONS—Annual Administrative Charge”). We currently waive this charge:

•	on the Contract Date with an initial premium payment of $40,000 or greater, or

•	if your Accumulated Value is $40,000 or greater on your most recent Contract Anniversary.

We may terminate this waiver at any time.

Transfer Processing Fee.  We may assess a $10 transfer processing fee for the 13th and each subsequent transfer in a Contract Year. (This charge is guaranteed not to exceed $10 per transfer.)

Asset-Based Administrative Charge.  We currently deduct an asset-based administrative charge equal to 0.02% of Variable Accumulated Value on each Monthly Anniversary for the first eight Contract Years. See “CHARGES AND DEDUCTIONS—Asset-Based Administrative Charge” for a description of the asset-based administrative charge.

Mortality and Expense Risk Charge.  We apply a daily mortality and expense risk charge, calculated at an annual rate of 1.00% (see “CHARGES AND DEDUCTIONS—Mortality and Expense Risk Charge”).

Guaranteed Minimum Income Benefit Charge.  We currently deduct a charge for the Guaranteed Minimum Income Benefit Rider equal to 0.04% of Accumulated Value on each Monthly Anniversary. The charge will never exceed 0.08% of Accumulated Value on a Monthly Anniversary. See “CHARGES AND DEDUCTIONS—Guaranteed Minimum Income Benefit Charge” for a description of the charge for the Guaranteed Minimum Income Benefit Rider.

Incremental Death Benefit Rider.  We currently deduct a charge for the Incremental Death Benefit Rider equal to 0.015% of Accumulated Value on each Monthly Anniversary where the Annuitant(s) has an issue age of between 0-65 years (0.030% of Accumulated Value for an Annuitant(s) with an issue age of 66-75). See “CHARGES AND DEDUCTIONS—Incremental Death Benefit Rider.”

Performance Enhanced Death Benefit Charge.  We currently deduct a charge for the Performance Enhanced Death Benefit Rider equal to 0.025% of Accumulated Value on each Monthly Anniversary where the Annuitant(s) has an issue age of between 0-65 years (0.05% for an Annuitant(s) with an issue age of 66-75 years). See “CHARGES AND DEDUCTIONS—Performance Enhanced Death Benefit Charge” for a description of the charge for the Performance Enhanced Death Benefit Rider.

Investment Option Expenses.  The assets of the Account will reflect the investment advisory fee and other operating expenses incurred by each Investment Option.

Risk of An Increase in Current Fees and Expenses.  Certain fees and expenses are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the guaranteed maximum levels.

Allocation of Charges and Deductions.  You may instruct us to deduct all charges under the Contract solely from your Accumulated Value in the EquiTrust Money Market Subaccount, the Declared Interest Option, or pro rata based on your Accumulated Value in each Subaccount and the Declared Interest Option. You may provide us with instructions or change your instructions at any time by sending Written Notice to us at our Home Office subject to the conditions described below. If your Accumulated Value in the EquiTrust Money Market Subaccount or the Declared Interest Option is not sufficient to cover the deductions of charges when due, we will deduct the charges under the Contract pro rata based on your Accumulated Value in each Subaccount and the Declared Interest Option. If you do not provide us with instructions, we will deduct the charges pro rata based on your Accumulated Value in each Subaccount and the Declared Interest Option.

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You may change your instructions for the allocation of charges under the Contract at any time, subject to the following conditions:

•	the Contract must be in force;

•	the Contract must have Accumulated Value;

•	we must receive Written Notice of any change signed by the Owner; and

•	any change will take effect no later than the Business Day after we receive Written Notice at our Home Office.

ANNUITY PROVISIONS

On your Retirement Date, you may choose to have the Accumulated Value distributed to you as follows:

•	under a payment option, or

•	in a lump sum (see “PAYMENT OPTIONS”).

STATE VARIATIONS

Certain provisions of the Contract may be different than the general description in this Prospectus, and certain riders and options may not be available because of the legal restrictions in your state. See your Contract for specific variations as such state variations will be included in your Contract or in riders or endorsements attached to your Contract. Please contact us at our Home Office for specific information that may be applicable to your state. All material features of the Contract are described in this Prospectus.

FEDERAL TAX MATTERS

The Contract’s earnings are generally not taxed until you take a distribution. If you are under age 59 1/2 when you take a distribution, the earnings may also be subject to a penalty tax. Different tax consequences apply to distributions from Qualified Contracts. (See “FEDERAL TAX MATTERS.”)

THE COMPANY, ACCOUNT AND INVESTMENT OPTIONS

Farm Bureau Life Insurance Company

The Company was incorporated on October 30, 1944 as a stock life insurance company in the State of Iowa and is principally engaged in the offering of life insurance policies and annuity contracts. At December 31, 2008, Iowa Farm Bureau Federation owned shares of various classes representing 65.10% of the outstanding voting power of FBL Financial Group, Inc., which owns 100% of our voting shares. We are admitted to do business in 18 states: Arizona, Colorado, Idaho, Iowa, Kansas, Minnesota, Montana, Nebraska, Nevada, New Mexico, North Dakota, Oklahoma, Oregon, South Dakota, Utah, Washington, Wisconsin and Wyoming. Our Home Office is at 5400 University Avenue, West Des Moines, Iowa 50266.

Iowa Farm Bureau Federation

Iowa Farm Bureau Federation is an Iowa not-for-profit corporation, the members of which are county Farm Bureau organizations and their individual members. Iowa Farm Bureau Federation is primarily engaged, through various divisions and subsidiaries, in the formulation, analysis and promotion of programs (at local, state, national and international levels) that are designed to foster the educational, social and economic advancement of its members. The principal offices of Iowa Farm Bureau Federation are at 5400 University Avenue, West Des Moines, Iowa 50266.

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IMSA

The Company is a member of the Insurance Marketplace Standards Association (“IMSA”). IMSA members subscribe to a set of ethical standards involving the sales and service of individually sold life insurance and annuities. As a member of IMSA, the Company may use the IMSA logo and language in advertisements.

Farm Bureau Life Annuity Account

On July 26, 1993, we established the Account pursuant to the laws of the State of Iowa. The Account:

•	will receive and invest premiums paid to it under the Contract;

•	will receive and invest premiums for other variable annuity contracts we issue;

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is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). Such registration does not involve supervision by the SEC of the management or investment policies or practices of the Account, us or the Funds.

We own the Account’s assets. However, we cannot charge the Account with liabilities arising out of any other business we may conduct. The Account’s assets are available to cover the general liabilities of the Company only to the extent that the Account’s assets exceed its liabilities. We may transfer assets which exceed these reserves and liabilities to our General Account. For example, we may transfer assets attributable to our investment in the Account or fees and charges that have been earned. All obligations arising under the Contracts are general corporate obligations of the Company.

Investment Options

There are currently 34 Subaccounts available under the Account, each of which invests exclusively in shares of a single corresponding Investment Option. Each of the Investment Options was formed as an investment vehicle for insurance company separate accounts. Each Investment Option has its own investment objective(s) and separately determines the income and losses for that Investment Option. You may be invested in up to twelve Investment Options at any one time, including the Declared Interest Option.

The investment objective(s) and policies of certain Investment Options are similar to the investment objective(s) and policies of other portfolios that the same investment adviser, investment sub-adviser or manager may manage. The investment results of the Investment Options, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Investment Options will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser, investment sub-adviser or manager.

We have summarized below the investment objective(s) and policies of each Investment Option. There is no assurance that any Investment Option will achieve its stated objective(s). You should also read the prospectus for each Investment Option, which must accompany or precede this Prospectus, for more detailed information, including a description of risks and expenses. You may obtain a free copy of the prospectus for each Investment Option by contacting us at our Home Office at 800-247-4170.

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Calvert Asset Management Company (formerly known as Summit Pinnacle Series).  Calvert Asset Management Company serves as the investment adviser to the Portfolios.

Portfolio	Investment Objective(s) and Principal Investments
Summit Nasdaq-100® Index Portfolio

•      This Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100® Index. The Portfolio will typically invest at least 80% of its assets in investments with economic characteristics similar to the stocks represented in the Nasdaq-100® Index. This passive strategy also seeks to limit transaction costs and portfolio turnover.

Summit Russell 2000® Small Cap Index Portfolio

•      This Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000® Index. The Portfolio will typically invest at least 80% of its assets in investments with economic characteristics similar to small cap stocks as represented in the Russell 2000® Index. This passive strategy also seeks to limit transaction costs and portfolio turnover.

Summit S&P MidCap 400® Index Portfolio

•      This Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400® Index. The Portfolio will typically invest at least 80% of its assets in investments with economic characteristics similar to midcap stocks as represented in the S&P MidCap 400® Index. This passive strategy also seeks to limit transaction costs and portfolio turnover.

Summit EAFE International Index Portfolio

•      This Portfolio seeks investment results that correspond to the total return performance of the Morgan Stanley Capital International EAFE Index. The EAFE Index emphasizes the stocks of companies in major markets in Europe, Australasia, and the Far East. The Portfolio will typically invest in common stocks of the companies that comprise the MSCI EAFE Index. This passive strategy also seeks to limit transaction costs and portfolio turnover.

Columbia Funds Variable Insurance Trust.  Columbia Management Advisors, LLC is the investment adviser to each of the Funds listed below.

Portfolio	Investment Objective(s) and Principal Investments
Columbia International Fund, Variable Series

•      The Fund seeks long-term capital appreciation. Under normal circumstances, the Fund invests primarily in equity securities of companies located in at least three countries other than the United States. The Fund may invest in companies that have market capitalizations of any size. The Fund also may invest in debt securities issued by foreign governments and that, at the time of purchase, are rated investment grade or are unrated but determined by the adviser to be of comparable quality.

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Portfolio	Investment Objective(s) and Principal Investments
Columbia Mid Cap Value Fund, Variable Series

•      The Fund seeks long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap Value Index at the time of purchase (between $4 million and $15.5 billion as of March 31, 2009), that the adviser believes are undervalued and have the potential for long-term growth. The Fund may invest up to 20% of total assets in foreign securities. The Fund also may invest in real estate investment trusts.

Columbia Small Cap Value Fund, Variable Series

•      The Fund seeks long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index at the time of purchase (between $2 million and $3 billion as of March 31, 2009), that the adviser believes are undervalued and have the potential for long-term growth. The Fund may invest up to 20% of total assets in foreign securities. The Fund also may invest in real estate investment trusts.

Columbia Small Company Growth Fund, Variable Series

•      The Fund seeks long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of net assets in common stocks of companies that have market capitalizations in the range of companies in the Russell 2000 Growth Index at the time of purchase (between $8 million and $4.1 billion as of March 31, 2009.) The Fund invests primarily in common stocks of companies that the adviser believes have the potential for long-term, above-average earnings growth.

DWS Variable Series I and DWS Variable Series II.  Deutsche Investment Management Americas Inc. (“DIMA”) is the investment adviser for each portfolio of DWS Variable Series I and II. Deutsche Asset Management is the marketing name in the U.S. for the asset management activities of DIMA. DWS Investments is the designation given to the products and services provided by DIMA and its affiliates to the DWS mutual funds (including the Funds listed below).

Portfolio	Investment Objective(s) and Principal Investments
Global Opportunities VIP

•      This Portfolio seeks above-average capital appreciation over the long term. The Portfolio invests at least 65% of total assets in common stocks and other equities of small companies throughout the world (companies with market values similar to the smallest 20% of the S&P Developed Small Cap Index, formerly known as the S&P/Citigroup Extended Market Index-World.)

Global Thematic VIP

•      This Portfolio seeks long-term capital growth. Under normal circumstances, the Portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equities of companies throughout the world that portfolio management considers to be “blue chip” companies.

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EquiTrust Variable Insurance Series Fund.  EquiTrust Investment Management Services, Inc. is the investment adviser to the Portfolios.

Portfolio	Investment Objective(s) and Principal Investments
Blue Chip Portfolio	• This Portfolio seeks growth of capital and income. The Portfolio pursues this objective by investing at least 80% of its net assets in equity securities of well-capitalized, established companies.
High Grade Bond Portfolio

•      This Portfolio seeks as high a level of current income as is consistent with an investment in a diversified portfolio of high grade income-bearing debt securities. The Portfolio will pursue this objective by investing at least 80% of its net assets in debt securities rated AAA, AA or A by Standard & Poor’s or Aaa, Aa or A by Moody’s Investors Service, Inc. and in securities issued or guaranteed by the United States government or its agencies or instrumentalities.

Managed Portfolio

•      This Portfolio seeks the highest level of total return through income and capital appreciation. The Portfolio pursues this objective through a fully managed investment policy consisting of investment in the following three market sectors: (i) common stocks and other equity securities; (ii) high grade debt securities and preferred stocks of the type in which the High Grade Bond Portfolio may invest; and (iii) money market instruments of the type in which the Money Market Portfolio may invest.

Money Market Portfolio

•      This Portfolio seeks maximum current income consistent with liquidity and stability of principal. The Portfolio will pursue this objective by investing in high quality short-term money market instruments. An investment in the Money Market Subaccount is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share. During extended periods of low interest rates, the yield of a money market subaccount may also become extremely low and possibly negative.

Strategic Yield Portfolio

•      This Portfolio seeks as a primary objective, as high a level of current income as is consistent with investment in a diversified portfolio of lower-rated, higher-yielding income-bearing securities. As a secondary objective, the Portfolio seeks capital appreciation when consistent with its primary objective. The Portfolio pursues these objectives by investing primarily in debt and income-bearing securities rated Baa or lower by Moody’s Investors Service, Inc. and/or BBB or lower by Standard & Poor’s, or in unrated securities of comparable quality (i.e., junk bonds). An investment in this Portfolio may entail greater than ordinary financial risk. (See the Fund prospectus “HIGHER RISK SECURITIES AND INVESTMENT STRATEGIES—Lower-Rated Debt Securities.”)

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Portfolio	Investment Objective(s) and Principal Investments
Value Growth Portfolio

•       This Portfolio seeks long-term capital appreciation. The Portfolio pursues this objective by investing primarily in equity securities of companies that the investment adviser believes have a potential to earn a high return on capital and/or in equity securities that the investment adviser believes are undervalued by the marketplace. Such equity securities may include common stock, preferred stock and securities convertible or exchangeable into common stock.

Fidelity® Variable Insurance Products Funds.  Fidelity Management & Research Company serves as the investment adviser to these Portfolios.

Portfolio	Investment Objective(s) and Principal Investments
Fidelity VIP Contrafund® Portfolio

•       This Portfolio seeks long-term capital appreciation. The Portfolio normally invests primarily in common stocks. The Portfolio invests in securities of companies whose value Fidelity Management and Research Company (FMR) believes is not fully recognized by the public.

Fidelity VIP Growth Portfolio

•       This Portfolio seeks capital appreciation. The Portfolio invests primarily in common stocks. The Portfolio invests in securities of companies Fidelity Management and Research Company (FMR) believes have above-average growth potential.

Fidelity VIP High Income Portfolio

•       This Portfolio seeks a high level of current income, while also considering growth of capital. The Portfolio normally invests primarily in domestic and foreign income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities.

Fidelity VIP Index 500 Portfolio

•       This Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500 Index . To achieve this objective, the Portfolio normally invests at least 80% of its assets in common stocks included in S&P 500 Index.

Fidelity VIP Mid Cap Portfolio

•       This Portfolio seeks long-term growth of capital. The Portfolio normally invests at least 80% of assets in securities of companies with medium market capitalizations. The investment adviser invests primarily in either “growth” stocks or “value” stocks or both.

Fidelity VIP Real Estate Portfolio

•       This Portfolio seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The Portfolio normally invests at least 80% of assets in securities of companies principally engaged in the real estate industry and other real estate related investments. The Portfolio seeks to provide a yield that exceeds the composite yield of the S&P 500 Index.

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Franklin Templeton.  Franklin Advisers, Inc. serves as the investment adviser to the Franklin U.S. Government Fund and Templeton Global Income Securities Fund; Franklin Advisory Services, LLC serves as the investment adviser to the Franklin Small Cap Value Securities Fund; Franklin Mutual Advisers, LLC serves as the investment adviser to the Mutual Shares Securities Fund.

Portfolio	Investment Objective(s) and Principal Investments
Franklin Small Cap Value Securities Fund

•      This Fund seeks long-term total return. The Fund normally invests at least 80% of its net assets in investments of small capitalization companies, and normally invests predominantly in equity securities.

Franklin U.S. Government Fund	• This Fund seeks income. The Fund normally invests at least 80% of its net assets in U.S. government securities, and normally invests primarily in fixed and variable rate mortgage-backed securities.
Mutual Shares Securities Fund

•      This Fund seeks capital appreciation, with income as a secondary goal. The Fund normally invests primarily in U.S. are foreign equity securities that the manager believes are undervalued. The Fund also invests, to a lesser extent, in risk arbitrage securities and distressed companies.

Templeton Global Bond Securities Fund (formerly known as Templeton Global Bond Securities Fund)

•      This Fund seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. The Fund normally invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures. The Fund may invest a portion of its total assets in bonds rated below investment grade and a significant portion of its assets in foreign securities.

JPMorgan Insurance Trust.  JPMorgan Investment Advisors, Inc. (JPMIA) serves as the investment adviser to the Diversified Mid Cap Growth Portfolio, Intrepid Growth Portfolio and Intrepid Mid Cap Portfolio. JPMorgan Investment Management, Inc. (JPMIM) serves as the investment adviser to the Small Cap Core Portfolio.

Portfolio	Investment Objective(s) and Principal Investments
Diversified Mid Cap Growth Portfolio

•      This Portfolio seeks capital growth over the long term. The Portfolio normally invests primarily in common stocks of mid-cap companies with market capitalizations similar to those within the universe of the Russell Midcap® Growth Index.

Intrepid Growth Portfolio

•      This Portfolio seeks to provide long-term capital growth. The Portfolio normally invests primarily in equity investments of large- and mid-capitalization companies with market capitalizations similar to those within the universe of the Russell 1000® Growth Index that the adviser believes are undervalued and/or have strong momentum.

Intrepid Mid Cap Portfolio

•      This Portfolio seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations. The Portfolio normally invests primarily in equity securities of mid-cap companies-with market capitalizations similar to those within the universe of the Russell Midcap Index that the adviser believes are undervalued and/or have strong momentum.

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Portfolio	Investment Objective(s) and Principal Investments
Small Cap Core Portfolio (formerly known as Small Cap Equity Portfolio)

•      This Portfolio seeks capital growth over the long term. The Portfolio normally invests primarily in equity securities of small-cap companies with market capitalizations similar to those within the universe of the Russell 2000® Index.

T. Rowe Price Equity Series, Inc.  T. Rowe Price Associates, Inc. is the investment adviser to the Portfolios.

Portfolio	Investment Objective(s) and Principal Investments
Equity Income Portfolio

•      This Portfolio seeks to provide substantial dividend income and long-term capital appreciation by investing primarily in dividend- paying common stocks of established companies considered by the adviser to have favorable prospects for both increasing dividends and capital appreciation.

New America Growth Portfolio

•      This Portfolio seeks to provide long-term growth of capital by investing primarily in the common stocks of companies operating in sectors the investment adviser believes will be the fastest growing in the U.S. Fast-growing companies can be found across an array of industries in today’s “new America”.

Personal Strategy Balanced Portfolio

•      This Portfolio seeks the highest total return over time consistent with an emphasis on both capital appreciation and income. The Portfolio pursues its objective by investing in a diversified portfolio typically consisting of approximately 60% stocks, 30% bonds and 10% money market securities.

T. Rowe Price International Series, Inc.  T. Rowe Price International, Inc. is the investment adviser to the Portfolio.

Portfolio	Investment Objective(s) and Principal Investments
International Stock Portfolio	• This Portfolio seeks to provide capital appreciation through investments primarily in common stocks of established companies based outside the United States.

The Funds currently sell shares: (a) to the Account as well as to separate accounts of insurance companies that may or may not be affiliated with the Company or each other; and (b) to separate accounts to serve as the underlying investment for both variable insurance policies and variable annuity contracts. We currently do not foresee any disadvantages to Owners arising from the sale of shares to support variable annuity contracts and variable life insurance policies, or from shares being sold to separate accounts of insurance companies that may or may not be affiliated with the Company. However, we will monitor events in order to identify any material irreconcilable conflicts that might possibly arise. In that event, we would determine what action, if any, should be taken in response to the conflict. In addition, if we believe that a Fund’s response to any of those events or conflicts insufficiently protects Owners, we will take appropriate action on our own, which may include withdrawing the Account’s investment in that Fund. (See the Fund prospectuses for more detail.)

We select the Investment Options offered through this Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another

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factor we consider during the selection process is whether the Investment Option’s investment adviser or an affiliate will make payments to us or our affiliates. We review the Investment Options periodically and may remove an Investment Option or limit its availability to new premiums and/or transfers of Accumulated Value if we determine that the Investment Option no longer meets one or more of the selection criteria, and/or if the Investment Option has not attracted significant allocations from Owners.

We do not provide any investment advice and do not recommend or endorse any particular Investment Option. You bear the risk of any decline in the Accumulated Value of your Contract resulting from the performance of the Investment Option you have chosen.

We may receive different amounts of compensation from an investment adviser, distributor and/or affiliate(s) of one or more of the Funds based upon an annual percentage of the average assets we hold in the Investment Options. These amounts, which may vary by adviser, distributor and/or Fund affiliate(s), are intended to compensate us for administrative and other services we provide to the Funds and/or affiliate(s) and may be significant. The amounts we currently receive on an annual basis range from 0.05% to 0.25% of the annual average assets we hold in the Investment Options. In addition, EquiTrust Marketing Services, LLC, the principal underwriter of the Contracts, receives 12b-1 fees deducted from certain portfolio assets attributable to the Contract for providing distribution and shareholder support services to some Investment Options. The 12b-1 fees are deducted from the assets of the Investment Option and decrease the Investment Option’s investment return. The Company and its affiliates may profit from these payments.

Addition, Deletion or Substitution of Investments

We reserve the right, subject to compliance with applicable law, to make additions to, deletions from or substitutions for the shares that are held in the Account or that the Account may purchase. We reserve the right to eliminate the shares of any Investment Option and to substitute any shares of another Investment Option. We also may substitute shares of funds with fees and expenses that are different from the Funds. We will not substitute any shares attributable to your interest in a Subaccount without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law.

We also reserve the right to establish additional subaccounts of the Account, each of which would invest in a new Investment Option, or in shares of another investment company with a specified investment objective. We may limit the availability of any new Investment Option to certain classes of purchasers. We may establish new subaccounts when, in our sole discretion, marketing needs or investment conditions warrant, and we will make any new subaccounts available to existing Owners on a basis we determine. Subject to obtaining any approvals or consents required by applicable law, we may transfer the assets of one or more Subaccounts to any other Subaccount(s), or one or more Subaccounts may be eliminated or combined with any other Subaccount(s) if, in our sole discretion, marketing, tax or investment conditions warrant. In the event of any such substitution, deletion or change, we may make appropriate changes in this and other contracts to reflect such substitution, deletion or change.

If we deem it to be in the best interest of persons having voting rights under the Contracts, we may:

•	operate the Account as a management investment company under the 1940 Act,

•	deregister the Account under that Act in the event such registration is no longer required, or

•	combine the Account with our other separate accounts.

In addition, we may, when permitted by law, restrict or eliminate your voting rights under the Contract.

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DESCRIPTION OF ANNUITY CONTRACT

Issuance of a Contract

You must complete an application in order to purchase a Contract, which can be obtained through a licensed representative of the Company, who is also a registered representative of EquiTrust Marketing Services, LLC (“EquiTrust Marketing”). Your Contract Date will be the date the properly completed application is received at our Home Office. (If this date is the 29th, 30th or 31st of any month, the Contract Date will be the 28th of such month.) See “DESCRIPTION OF ANNUITY CONTRACT—Allocation of Premiums” for our procedures upon receipt of an incomplete application. The Company sells Qualified Contracts for retirement plans that qualify for special federal tax treatment under the Code, and also sells Non-Qualified Contracts. IRAs and other retirement plans that qualify for special federal tax treatment already have the tax-deferral feature found in the Contract; therefore, you should consider whether the features and benefits unique to the Contract are appropriate for your needs prior to purchasing a Qualified Contract. We apply a maximum issue age of 85 for Owners and Annuitants.

Although we do not anticipate delays in our receipt and processing of applications, premium payments or transaction requests, we may experience such delays to the extent registered representatives fail to forward applications, premium payments and transaction requests to our Home Office on a timely basis.

Premiums

The minimum initial premium amount the Company will accept is $2,000 for Qualified Contracts and $5,000 for Non-Qualified Contracts. (We may waive the minimum initial premium amount for certain Qualified Contracts.) You may make minimum subsequent premium payments of $50 or more at any time during the Annuitant’s lifetime and before the Retirement Date. Premiums greater than $1,000,000 are subject to Company approval.

You may elect to receive premium reminder notices based on annual, semi-annual or quarterly payments. You may change the amount of the premium and frequency of the notice at any time. Also, under the Automatic Payment Plan, you can elect a monthly payment schedule for premium payments to be automatically deducted from a bank account or other source. Your Contract will not necessarily lapse even if additional premiums are not paid. You should forward all premium payments to our Home Office.

If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to provide additional information about you and your account to government regulators.

Free-Look Period

We provide for an initial “free-look” period during which time you have the right to return the Contract within 30 days after you receive it. If you return the Contract, it will become void and you will receive the greater of:

•	premiums paid, or

•	the Accumulated Value on the date we receive the returned Contract at our Home Office, plus administrative charges and any other charges deducted from the Account.

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Allocation of Premiums

Upon receipt at our Home Office of your properly completed Contract application and initial premium payment, we will allocate the initial premium to the Subaccounts, the Declared Interest Option or both as you selected in the application within two Business Days. We deem receipt to occur on a Business Day if we receive your properly completed Contract application and premium payment at our Home Office before 3:00 p.m. central time. If received on or after 3:00 p.m. central time on a Business Day, we deem receipt to occur on the following Business Day. If your application is not properly completed, we reserve the right to retain your initial premium for up to five business days while we attempt to complete the application. At the end of this 5-day period, if the application is not complete, we will inform you of the reason for the delay and we will return the initial premium immediately, unless you specifically provide us your consent to retain the premium until the application is complete.

You may be invested in up to twelve Investment Options at any one time, including the Declared Interest Option. You must invest a minimum of 1% in each Investment Option. (The Company may, in its sole discretion, raise the minimum allocation requirement to 10% at any time.) All percentages must be in whole numbers.)

•	We will allocate the initial premium among the Subaccounts and the Declared Interest Option according to the instructions in your application.

•

We will allocate subsequent premiums in the same manner at the end of the Valuation Period we receive them at our Home Office, unless the allocation percentages are changed. We must receive a premium payment by 3:00 p.m. central time on a Business Day for the premium to be allocated that Business Day. Premiums received at or after 3:00 p.m. central time on a Business Day will be allocated on the following Business Day.

•

You may change your allocation instructions at any time by sending Written Notice to our Home Office. If you change your allocation percentages, we will allocate subsequent premium payments in accordance with the allocation instructions in effect. Changing your allocation instructions will not alter the allocation of your existing Accumulated Values among the Subaccounts or the Declared Interest Option.

•	You may, however, direct individual payments to a specific Subaccount, the Declared Interest Option, or any combination thereof, without changing the existing allocation instructions.

•

You may also elect to participate in the asset allocation program and allocate all of your premiums to one of the five available asset allocation model portfolios (see “DESCRIPTION OF ANNUITY CONTRACT—Asset Allocation Program”).

Because the Accumulated Values in each Subaccount will vary with that Subaccount’s investment performance, you bear the entire investment risk for amounts allocated to the Subaccount. You should periodically review your premium allocation schedule in light of market conditions and your overall financial objectives.

Variable Accumulated Value

The Variable Accumulated Value of your Contract will reflect the investment performance of your selected Subaccounts, any premiums paid, surrenders or partial withdrawals, transfers and charges assessed. The Company does not guarantee a minimum Variable Accumulated Value, and, because your Contract’s Variable Accumulated Value on any future date depends upon a number of variables, it cannot be predetermined.

Calculation of Variable Accumulated Value.  Your Contract’s Variable Accumulated Value is determined at the end of each Valuation Period and is the aggregate of the values in each of the

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Subaccounts under your Contract. These values are determined by multiplying each Subaccount’s unit value by the number of units allocated to that Subaccount.

Determination of Number of Units.  The amounts allocated to your selected Subaccounts are converted into Subaccount units. The number of units credited to each Subaccount in your Contract is calculated at the end of the Valuation Period by dividing the dollar amount allocated by the unit value for that Subaccount. At the end of the Valuation Period, we will increase the number of units in each Subaccount by:

•	any premiums paid, and

•	any amounts transferred from another Subaccount or the Declared Interest Option.

We will decrease the number of units in each Subaccount by:

•	any amounts withdrawn,

•	applicable charges assessed, and

•	any amounts transferred to another Subaccount or the Declared Interest Option.

Determination of Unit Value.  We have set the unit value for each Subaccount’s first Valuation Period at $10. We calculate the unit value for a Subaccount for each subsequent Valuation Period by dividing (a) by (b) where:

(a)	is the net result of:

1.	the value of the net assets in the Subaccount at the end of the preceding Valuation Period; plus

2.	the investment income and capital gains, realized or unrealized, credited to the Subaccount during the current Valuation Period; minus

3.	the capital losses, realized or unrealized, charged against the Subaccount during the current Valuation Period; minus

4.	any amount charged for taxes or any amount set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Subaccount; minus

5.	the daily amount charged for mortality and expense risks for each day of the current Valuation Period.

(b)	is the number of units outstanding at the end of the preceding Valuation Period.

Transfer Privilege

You may transfer monies in a Subaccount or the Declared Interest Option to another Subaccount or the Declared Interest Option on or before the Retirement Date. We will process all transfers based on the net asset value next determined after we receive your signed written request at our Home Office.

•	The minimum amount of each transfer is $100 or the entire amount in that Subaccount or Declared Interest Option, if less.

•	Transfers from the Declared Interest Option may be for no more than 25% of the Accumulated Value in that option.

•	If a transfer would reduce the Accumulated Value in the Declared Interest Option below $1,000, you may transfer the entire amount in that option.

•	The Company waives the transfer processing fee for the first twelve transfers during a Contract Year.

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•	The Company may assess a transfer processing fee of $10 for the 13th and each subsequent transfer during a Contract Year. (This charge is guaranteed not to exceed $10 per transfer.)

We process transfers at the unit values next determined after we receive your request at our Home Office. This means that if we receive your written or telephone request for transfer prior to 3:00 p.m. central time on a Business Day, we will process the transfer at the unit values calculated as of 3:00 p.m. central time that Business Day. If we receive your written or telephone request for transfer at or after 3:00 p.m. central time on a Business Day, we will process the transfer at the unit values calculated as of 3:00 p.m. central time on the following Business Day. We treat facsimile and telephone requests as having been received based upon the time noted at the beginning of the transmission.

•

Subject to certain limitations, you may transfer amounts among the Subaccounts and from the Subaccounts to the Declared Interest Option an unlimited number of times in a Contract Year; you may only make one transfer per Contract Year from the Declared Interest Option. (See “DECLARED INTEREST OPTION—Transfers from Declared Interest Option.”)

All transfer requests received in a Valuation Period will be considered to be one transfer, regardless of the Subaccounts or Declared Interest Option affected.

You may also transfer monies via telephone request if you selected this option on your initial application or have provided us with proper authorization. We reserve the right to suspend telephone transfer privileges at any time.

We will employ reasonable procedures to confirm that telephone instructions are genuine. We are not liable for any loss, damage or expense from complying with telephone instructions we reasonably believe to be authentic.

CAUTION: Telephone transfer privileges may not always be available. Telephone systems, whether yours, your service provider’s or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should make a written request to our Home Office.

Additional Limitations on Transfers.  When you make a request to transfer Accumulated Value from one Subaccount to another, your request triggers the purchase and redemption of shares of the affected Investment Options. Therefore, an Owner who makes frequent transfers among the Subaccounts available under this Contract causes frequent purchases and redemptions of shares of the Investment Options.

Frequent purchases and redemptions of shares of the Investment Options may dilute the value of the shares if the frequent trading involves an effort to take advantage of the possibility of a lag between a change in the value of an Investment Option’s portfolio securities and the reflection of that change in the Investment Option’s share price. This strategy, sometimes referred to as “market timing,” involves an attempt to buy shares of an Investment Option at a price that does not reflect the current market value of the portfolio securities of the Investment Option, and then to realize a profit when the shares are sold the next Business Day or thereafter. In addition, frequent purchases and redemptions of shares of the Investment Options may increase brokerage and administrative costs of the Investment Options, and may disrupt an Investment Option’s portfolio management strategy, requiring it to maintain a high cash position and possibly resulting in lost opportunity costs and forced liquidations.

For the reasons discussed, frequent transfers by an Owner between the Subaccounts may adversely affect the long-term performance of the Investment Options, which may, in turn, adversely affect other Owners and other persons who may have material rights under the Contract (e.g., Beneficiaries). We endeavor to protect long-term Owners by maintaining policies and procedures to discourage frequent transfers among Subaccounts under the Contracts, and have no arrangements in

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place to permit any Owner to engage in frequent transfer activity. If you wish to engage in such strategies, do not purchase this Contract.

If we determine that you are engaging in frequent transfer activity among Subaccounts, we may, without prior notice, limit your right to make transfers. We monitor for frequent transfer activity among the Subaccounts based upon established parameters that are applied consistently to all Owners. Such parameters may include, without limitation, the length of the holding period between transfers into a Subaccount and transfers out of the Subaccount, the number of transfers in a specified period, the dollar amount of transfers, and/or any combination of the foregoing. For purposes of applying the parameters used to detect frequent transfers, we may aggregate transfers made in two or more Contracts that we believe are related (e.g., two Contracts with the same owner or owned by spouses or by different partnerships or corporations that are under common control). We do not apply our policies and procedures to discourage frequent transfers to the dollar cost averaging, asset rebalancing, interest sweep programs or asset allocation programs.

If transfer activity violates our established parameters, we will apply restrictions that we reasonably believe will prevent any disadvantage to other Owners and persons with material rights under a Contract. We will not grant waivers or make exceptions to, or enter into special arrangements with, any Owners who violate these parameters. If we impose any restrictions on your transfer activity, we will notify you in writing. The restrictions that we would impose, would be to discontinue your telephone transfer privileges and to require you to make all transfer requests in writing through the U.S. Postal Service. Notwithstanding this, because our policies and procedures are discretionary and may differ among variable annuity contracts and variable insurance policies (“variable contracts”) and separate accounts it is possible that some variable contract owners may engage in frequent transfer activity while others may bear the harm associated with such activity.

Please note that the limits and restrictions described here are subject to the Company’s ability to monitor transfer activity. Our ability to detect harmful transfer activity may be limited by operational and technological systems, as well as by our ability to predict strategies employed by Owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent frequent transfers among the Subaccounts available under this Contract, there is no assurance that we will be able to detect and/or to deter the frequent transfers of such Owners or intermediaries acting on behalf of Owners. Moreover, our ability to discourage and restrict frequent transfer activity may be limited by provisions of the Contract.

We may revise our policies and procedures in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter harmful trading activity that may adversely affect other Owners, other persons with material rights under the Contracts, or Investment Option shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on Owners engaging in frequent transfer activity among the Subaccounts under the Contract. In addition, we may not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of its corresponding Investment Option. If an Investment Option’s policies and procedures require it to restrict or refuse transactions by the Account as a result of activity initiated by you, we will inform you (and any third party acting on your behalf) of actions taken to affect your transfer activity.

The Investment Options may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Investment Options describe any such policies and procedures. Such policies and procedures may provide for imposition of a redemption fee and may require us to provide to the Fund or its designee, promptly upon request, certain information about the transfer activity of individual variable contract owners, and to restrict or prohibit further purchases or transfers by specific variable contract owners identified by the Fund or its designee as violating the Fund’s policies and procedures.

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The frequent trading policies and procedures of an Investment Option may be different, and more or less restrictive, than the frequent trading policies and procedures of other Investment Options and the policies and procedures we have adopted to discourage frequent transfers among the Subaccounts. Owners should be aware that we may not have the contractual obligation or the operational capacity to monitor Owners’ transfer requests and apply the frequent trading policies and procedures of the respective Investment Options that would be affected by the transfers. Accordingly, Owners and other persons who have material rights under the Contracts should assume that the sole protection they may have against potential harm from frequent transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent transfers among the Subaccounts.

Owners and other persons with material rights under the Contracts also should be aware that the purchase and redemption orders received by the Investment Options generally are “omnibus” orders from intermediaries such as retirement plans or insurance company separate accounts funding variable contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable contracts. The omnibus nature of these orders may limit the Investment Options’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Investment Options will not be harmed by transfer activity relating to the retirement plans and/or insurance companies that may invest in the Investment Options. These other insurance companies are responsible for establishing their own policies and procedures to monitor for frequent transfer activity. If any of these companies’ policies and procedures fail to successfully discourage frequent transfer activity, it will affect other insurance companies which own the Investment Option shares, as well as the variable contract owners of all of the insurance companies, including the Company, whose Subaccounts correspond to the affected Investment Options. In addition, if an Investment Option believes that an omnibus order we submit may reflect one or more transfer requests from Owners engaged in frequent transfer activity, the Investment Option may reject the entire omnibus order and thereby interfere with the Company’s ability to satisfy its contractual obligations to Owners.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Owners.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice. We also reserve the right to implement and administer redemption fees imposed by one or more of the Funds in the future and to provide information about your transaction activity to the Funds.

Partial Withdrawals and Surrenders

Partial Withdrawals.  You may withdraw part of the Accumulated Value upon Written Notice at any time before the Retirement Date.

•	The minimum amount which you may partially withdraw is $500.

•	If your partial withdrawal reduces your Net Accumulated Value to less than $2,000, it may be treated as a full surrender of the Contract.

We will process your partial withdrawal based on the net asset value next determined after we receive your Written Notice at our Home Office. This means that if we receive your Written Notice for partial withdrawal prior to 3:00 p.m. central time on a Business Day, we will process the partial withdrawal at the unit values calculated as of 3:00 p.m. central time that Business Day. If we receive your Written Notice for partial withdrawal at or after 3:00 p.m. central time on a Business Day, we will process the partial withdrawal at the unit values calculated as of 3:00 p.m. central time on the following Business Day.

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In each Contract Year, you may withdraw a maximum of 10% of the Accumulated Value without incurring a surrender charge. Any applicable surrender charge will be deducted from your Accumulated Value. (See “CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Amounts Not Subject to Surrender Charge.”)

You may specify the amount of the partial withdrawal to be made from selected Subaccounts or the Declared Interest Option. If you do not so specify, or if the amount in the designated Subaccount(s) or Declared Interest Option is insufficient to comply with your request, we will make the partial withdrawal from each Subaccount or the Declared Interest Option based on the proportion that these values bear to the total Accumulated Value on the date we receive your request at our Home Office.

Should your partial withdrawal result in a full surrender of your Contract, we will contact you or your registered representative, prior to processing, to explain the consequences of the withdrawal and confirm your Written Notice. If we are unable to contact you, or you instruct us to process the partial withdrawal, we will pay the Net Accumulated Value within seven days of receipt of your original Written Notice at our Home Office.

Surrender.  You may surrender your Contract upon Written Notice on or before the Retirement Date. We will determine your Net Accumulated Value based on the net asset value next determined after we receive your Written Notice and your Contract at our Home Office. This means that if we receive your Written Notice to surrender the Contract prior to 3:00 p.m. central time on a Business Day, we will calculate the Net Accumulated Value for your Contract as of 3:00 p.m. central time that Business Day. If we receive your Written Notice to surrender the Contract at or after 3:00 p.m. central time on a Business Day, we will calculate the Net Accumulated Value of your Contract as of 3:00 p.m. central time on the following Business Day.

You may choose to have the Net Accumulated Value distributed to you as follows:

•	under a payment option, or

•	in a lump sum.

Facsimile Requests.  You may request a partial withdrawal from or surrender of your Contract via facsimile.

•	Facsimile requests must be directed to 1-515-226-6844 at our Home Office. We are not liable for the timely processing of any misrouted facsimile request.

•	A request must identify your name and account number. We may require your address or social security number be provided for verification purposes.

•

We will compare your signature to your original Contract application. If there is any question as to the validity of the signature, we may require a signature guarantee or notarization be provided. You should be able to obtain a signature guarantee from a bank, broker, credit union (if authorized under state law) or a savings association. A notary public cannot provide a signature guarantee.

•

Upon satisfactory receipt of transaction instructions, your partial withdrawal or surrender will be effective as of the end of the Valuation Period during which we receive the request at our Home Office. We treat facsimile requests as having been received based upon the time noted at the beginning of transmission.

•

A separate confirmation letter will be sent to you upon completion of the transaction. If your request is accompanied by a change of address or is received within 30 days of a prior address change, we will send a confirmation letter to both the old and new addresses.

•

We will employ reasonable procedures to confirm that facsimile requests are genuine. We are not liable for any loss, damage or expense from complying with facsimile requests we reasonably believe to be authentic.

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CAUTION: Facsimile privileges may not always be available. Telephone systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should submit a written request to our Home Office. We are not liable for any processing delays related to a failure of the telephone system.

•	We reserve the right to deny any transaction request made by facsimile.

We may terminate this privilege at any time.

Surrender and Partial Withdrawal Restrictions.  Your right to make partial withdrawals and surrenders is subject to any restrictions imposed by applicable law or employee benefit plan. Pursuant to new tax regulations, we generally are required to confirm, with the plan sponsor or otherwise, that any surrender or partial withdrawal requested from a Contract issued in connection with a qualified plan under Section 403(b) of the Code comply with applicable tax requirements before we process the request. You may realize adverse federal income tax consequences, including a penalty tax, upon utilization of these features. See “FEDERAL TAX MATTERS—Taxation of Annuities” and “—Taxation of Qualified Contracts.”

Transfer and Withdrawal Options

You may elect the following options on your initial application or at a later date by completing the applicable request form and returning it to our Home Office. The options selected will remain in effect until we receive a written termination request from you at our Home Office.

Automatic Rebalancing.  We offer an asset rebalancing program under which we will automatically transfer amounts to maintain a particular percentage allocation among the Subaccounts and the Declared Interest Option. The asset rebalancing program automatically reallocates the Accumulated Value in the Subaccounts and the Declared Interest Option quarterly, semi-annually or annually to match your Contract’s then-effective premium allocation instructions. The asset rebalancing program will transfer Accumulated Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value (or not increased as much). The asset rebalancing program does not guarantee gains, nor does it assure that any Subaccount will not have losses.

•	Under the asset rebalancing program, the maximum number of Investment Options which you may select at any one time is twelve, including the Declared Interest Option.

•	This feature is free and is not considered in the twelve free transfers during a Contract Year.

•	This feature cannot be utilized in combination with the dollar cost averaging program.

Dollar Cost Averaging.  You may elect to participate in a dollar cost averaging program. Dollar Cost Averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of your premium into the Subaccounts or Declared Interest Option over a period of time. This allows you to potentially reduce the risk of investing most of your premium into the Subaccounts at a time when prices are high. We do not assure the success of this strategy. Implementation of the dollar cost averaging program does not guarantee profits, nor protect you against losses. You should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high.

To participate in the dollar cost averaging program, you must place at least $1,200 in a single “source account.” Each month, we will automatically transfer equal amounts from the source account to your designated “target accounts.”

•	The minimum amount of each transfer is $100.

•	Under the dollar cost averaging program, the maximum number of Investment Options which you may select at any one time is twelve, including the Declared Interest Option.

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•	You select the date to implement this program which will occur on the same date each month, or on the next Business Day.

•	We will terminate this option when monies in the source account are inadequate, or upon receipt of a written request at our Home Office.

•	This feature is considered in the twelve free transfers during a Contract Year. All transfers made on the same date count as one transfer.

•	This feature is free and cannot be utilized in combination with the automatic rebalancing, systematic withdrawal, interest sweep or asset allocation programs.

Systematic Withdrawals.  You may elect to receive automatic partial withdrawals.

•	You specify the amount of the partial withdrawals to be made from selected Subaccounts or the Declared Interest Option.

•	You specify the allocation of the withdrawals among the Subaccounts and Declared Interest Option, and the frequency (monthly, quarterly, semi-annually or annually).

•	The minimum amount which you may withdraw is $100.

•	The maximum amount which you may withdraw is that which would leave the remaining Accumulated Value equal to $2,000.

•

After the first Contract Year, you may annually withdraw a maximum of 10% of Accumulated Value without incurring a surrender charge. (Current Company practice allows a 10% free withdrawal during the first Contract Year. The Company may, at its sole discretion, discontinue this practice at any time.) See “CHARGES AND

DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Amounts Not Subject to Surrender Charge.”

•	Withdrawals in excess of 10% of Accumulated Value as of the most recent Contract Anniversary are subject to a surrender charge.

•	Distributions will take place on the same date each month as the Contract Date or on the next Business Day.

•	You may change the amount and frequency upon written request to our Home Office.

•	This feature cannot be utilized in combination with the dollar cost averaging program.

Interest Sweep.  You may elect to participate in an interest sweep program. The interest sweep program is designed to automatically transfer interest earnings from the Declared Interest Option to one or more Subaccounts on your Monthly Anniversary.

•	You must have at least $5,000 in the Declared Interest Option to establish the interest sweep program.

•

The maximum number of Subaccounts which you may select to receive interest earnings at any one time is twelve. If you do not specify the allocation of interest earnings among the Subaccounts, we will transfer interest earnings to the designated Subaccounts in accordance with your then-effective premium allocation instructions.

•	We will terminate this option upon receipt of a written request at our Home Office.

•	This feature is free and is not considered in the twelve free transfers during a Contract Year.

•	We reserve the right to discontinue the interest sweep program if your balance in the Declared Interest Option is less than $5,000.

The interest sweep program may not be available in all states.

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Asset Allocation Program

The following is a summary of the asset allocation program available under the Contract. A more detailed description of the asset allocation models available within the program may be obtained from our Home Office by calling 1-800-400-5742.

Overview.  The asset allocation program is a service we make available to assist you in selecting Investment Options under your Contract. You may elect to allocate all of your premiums to one of the model portfolios of the asset allocation program subject to our procedures governing the allocation of initial premium(s) specified in the “DESCRIPTION OF ANNUITY CONTRACT-Allocation of Premiums” section of this Prospectus.

If you elect to participate in the asset allocation program at any time after the issuance of the Contract, we will reallocate your Accumulated Value on the Business Day we receive the information necessary to process the request in accordance with the asset allocation model portfolio you selected that is in effect at that time. This means that if we receive the information necessary to process the request prior to 3:00 p.m. central time on a Business Day, we will process the request at the unit values for the Subaccounts calculated as of 3:00 p.m. that Business Day. If we receive your request at or after 3:00 p.m. central time, we will process the request at the unit values calculated as of 3:00 p.m. on the following Business Day.

If you elect to participate in the asset allocation program, you must include all your Accumulated Value in the Program. Our affiliate, EquiTrust Investment Management Services, Inc. (“ETIMS”) will serve as the investment adviser, and will have an advisory relationship with each Owner, but solely for the purpose of developing and updating asset allocation models. There is no separate charge for participating in the asset allocation program.

Asset allocation is essentially an investment strategy designed to optimize the selection of investment options for a given level of risk tolerance. Asset allocation strategies reflect the theory that diversification among asset classes can help reduce the effects of market volatility and potentially enhance returns over the long term. An asset class refers to a category of investments with similar characteristics—for example, (1) stocks and other equities, (2) bonds and other fixed income investments, and (3) cash equivalents. There are further divisions within asset classes—for example, divisions according to the size of the issuer (i.e., large cap, mid cap, small cap), the type of issuer (government, municipal, corporate, etc.) or the location of the issuer (domestic, foreign, etc.).

Although the asset allocation model portfolios are designed to maximize investment returns and reduce volatility for a given level of risk, there is no guarantee that an asset allocation model portfolio will not lose money or experience volatility. A model portfolio may fail to perform as intended, or may perform worse than any single Investment Option, asset class, or different combination of Investment Options. In addition, each model portfolio is subject to all of the risks associated with its underlying Investment Options. Moreover, if ETIMS changes the model portfolios, the flow of money into and out of Investment Options may generate higher brokerage and administrative costs for those Investment Options, and/or such changes may disrupt the management strategy of the portfolio manager for an Investment Option.

Selecting Asset Allocation Model Portfolios.  It is your responsibility to select or change your asset allocation model portfolio and your Investment Options. When making an initial purchase, your registered representative can provide you with information that may assist you in selecting a model portfolio and Investment Options. If you elect the asset allocation program, you may complete a standardized questionnaire that, among other things, solicits information about your investment time horizon and risk tolerance and your financial goals. Based on your responses to that questionnaire, a particular asset allocation model portfolio may be recommended for your use. Each model portfolio is intended for a specific type of investor, from conservative to aggressive. Each model portfolio

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identifies specific Investment Options and the percentage of premium and Accumulated Value allocated to each Investment Option.

There currently are five (5) asset allocation model portfolios to choose from:

•	Conservative Model Portfolio

•	Moderate Conservative Model Portfolio

•	Moderate Model Portfolio

•	Moderate Aggressive Model Portfolio

•	Aggressive Model Portfolio

You may select from among the available asset allocation model portfolios. You are not required to select the model portfolio indicated by the questionnaire. Once you select a model portfolio, your selection will remain unchanged until you select a new model portfolio or end your participation in the asset allocation program. Although you may use only one model portfolio at a time, you may elect to change to a different model portfolio as your tolerance for risk and/or your financial needs and investment objectives change. Based on the results of the questionnaire, you may determine that a different model portfolio better meets your risk tolerance and investment horizons. You may contact your registered representative or our Home Office for copy of the questionnaire. There is no charge to change to a different model portfolio.

Annual Rebalancing.  On the fifth business day of May each year, we automatically rebalance your Accumulated Value to maintain the Subaccounts and percentages for your selected asset allocation model portfolio. This annual rebalancing takes account of:

•	Increases and decreases in Accumulated Value in each Subaccount due to Subaccount performance,

•	Increases and decreases in Accumulated Value in each Subaccount due to partial withdrawals and payment of premiums, and

•	Any adjustments EMIS has made to the selected asset allocation model portfolio.

Allocation of Future Premiums.  The asset allocation model portfolio that you select will override any prior percentage allocations that you may have chosen and all future premiums will be allocated accordingly.

Changes to Asset Allocation Model Portfolios.  ETIMS periodically reviews the model portfolios and may find that asset allocations within a particular model portfolio may need to be changed. ETIMS may determine that the principal investments, investment style, or investment manager of a particular Investment Option have changed so that the Investment Option is no longer appropriate for a model portfolio, or that a different investment portfolio of a Fund has become appropriate for a model portfolio. In addition, from time to time, the Company may change the Investment Options available under the Contract.

If changes will be made to a particular model portfolio as a result of ETIMS’ review, then ETIMS will notify all Owners in the asset allocation program at least 30 days in advance of the date of such changes. You should carefully review these notices. Owners who wish to revise their respective investment allocations based on the changes to the model portfolios do not need to take any action. Owners who do not wish to revise their respective investment allocations based on the changes to the model portfolios must contact our Home Office prior to the deadline set forth in the notice and affirmatively opt out of the revised asset allocation model portfolio. Unless you elect a different model portfolio under the asset allocation program, opting out of the revised asset allocation model portfolio will also cause your participation in the asset allocation program to terminate. When your participation in the asset allocation program terminates, your Accumulated Value will remain in the

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same Subaccounts it was in immediately prior to your opting out of the program until such time as you may request to transfer your Accumulated Value (see “DESCRIPTION OF ANNUITY CONTRACT—Transfer Privilege”).

Note:

•	Transfers among Investment Options resulting from a change in the asset allocation model portfolios are not taken into account in determining any transfer processing fee.

If you make a self-directed change outside the asset allocation model portfolio you selected, we consider your participation in the asset allocation program to have terminated. However, you can elect at any time to again participate in the asset allocation program. Please contact our Home Office to reenter the asset allocation program.

Other Information.  We and our affiliates, including ETIMS, receive greater compensation and/or profits from certain Investment Options than we receive from other Investment Options. Also, ETIMS, in its capacity as investment adviser to certain of the Investment Options, may believe that certain portfolios it manages may benefit from additional assets or could be harmed by redemptions. As a fiduciary, however, ETIMS is legally obligated to disregard these incentives. ETIMS receives no compensation for services it performs in developing and updating asset allocation model portfolios.

For more information about ETIMS, and its role as investment adviser for the asset allocation program, please see the ETIMS disclosure document, which is available to you at no charge. You can request a copy by writing to EquiTrust Investment Management Services, Inc., 5400 University Avenue, West Des Moines, Iowa 50266 or by contacting our Home Office at 1-800-400-5742. We may perform certain administrative functions on behalf of ETIMS; however, we are not registered as an investment adviser and are not providing any investment advice in making the asset allocation program available under the Contract.

If you elect to participate in the dollar cost averaging program, you cannot also elect to participate in the asset allocation program. In order to elect the GMIB Rider, you must participate in the asset allocation program (see “DESCRIPTION OF ANNUITY CONTRACT—Guaranteed Minimum Income Benefit Rider”). We may terminate or alter the asset allocation program at any time.

We may terminate the automatic rebalancing, dollar cost averaging, systematic withdrawals, interest sweep and asset allocation programs at any time.

Death Benefit Before the Retirement Date

Death of Owner.  If an Owner dies prior to the Retirement Date, any surviving Owner becomes the sole Owner and the Beneficiary. If the sole surviving Owner or the sole new Owner is the spouse of the deceased Owner, he or she may continue the Contract as the new Owner (except under certain Qualified Contracts). If the deceased Owner was also the Annuitant, then the provisions relating to the death of an Annuitant (described below) will govern.

If the surviving Owner or the new Owner is not the spouse of the deceased Owner and where there is no surviving or new Owner and the deceased Owner did not designate the manner in which the death benefit must be paid:

•	the Beneficiary may elect to receive the death benefit in a single sum within 5 years of the deceased Owner’s death, or

•

the Beneficiary may elect to receive the death benefit paid out under one of the annuity payment options, with payments beginning within one year after the date of the Owner’s death and with payments being made over the lifetime of the Beneficiary, or over a period that does not exceed the life expectancy of the Beneficiary.

Under either of these options, surviving Owners or new Owners may exercise all ownership rights and privileges from the date of the deceased Owner’s death until the date that the death benefit is paid.

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If there is no surviving or new Owner and the deceased Owner designated the manner in which the death benefit must be paid, the death benefit will be paid in the manner designated by the deceased Owner.

In the case of a non-natural Owner of the Contract, the death of the Annuitant shall be treated as the death of the Owner.

Other rules may apply to a Qualified Contract.

Death of an Annuitant.  If the Annuitant who is not the Owner dies prior to the Retirement Date while the Contract is in force, the Owner(s) must notify us within 90 days of the death of the Annuitant and select a new Annuitant. If the Owner(s) does not select an Annuitant within that 90 day period, the Owner (or the oldest Owner in the case of multiple Owners) becomes the Annuitant. If the Annuitant who is the Owner dies prior to the Retirement Date while the Contract is in force, we will pay the death benefit under the Contract to the Beneficiary.

Death Benefit Payment.  In the case of a single Beneficiary, the death benefit will be determined as of the date we receive Due Proof of Death. If the death benefit is payable to more than one Beneficiary, the amount of the death benefit will be determined for the first Beneficiary to submit instructions for the distribution of proceeds as of the date we receive Due Proof of Death. Proceeds payable to any other Beneficiary will remain unpaid until distribution instructions are received from the Beneficiary. Therefore, proceeds payable to Beneficiaries other than the first Beneficiary to submit instructions for the distribution of proceeds may be subject to fluctuations in market value. If there is no surviving Beneficiary, we will pay the death benefit to the Owner or the Owner’s estate.

We will determine the death benefit as of the date we receive Due Proof of Death and the death benefit will equal the greater of:

•	the sum of the premiums paid, less the sum of all partial withdrawal reductions (including applicable surrender charges); or

•	the Accumulated Value.

A partial withdrawal reduction is defined as (a) times (b) divided by (c) where:

(a)	is the death benefit immediately prior to withdrawal;

(b)	is the amount of the partial withdrawal (including applicable surrender charges); and

(c)	is the Accumulated Value immediately prior to withdrawal.

Performance Enhanced Death Benefit Rider.  The Performance Enhanced Death Benefit Rider enhances the death benefit under your Contract by guaranteeing that the death benefit payable will not be less than the highest Accumulated Value under the Contract as determined at certain specified times. (As of the date of this Prospectus, the rider is not available in Minnesota or Montana. If available in your state, you may elect the rider only at issue and only if you are 75 or younger. A registered representative can provide information on the availability of this rider.) If you elect this rider, on each Monthly Anniversary, we will deduct 0.025% of your Contract’s Accumulated Value for Annuitant(s) with an issue age between 0 and 65 years, and 0.05% for Annuitant(s) with an issue age between 66 and 75 years. (See “CHARGES AND DEDUCTIONS—Performance Enhanced Death Benefit Rider Charge.”)

We will determine the Performance Enhanced Death Benefit as of the date we receive Due Proof of Death and the death benefit will equal the greatest of:

•	the sum of the premiums paid, less the sum of all partial withdrawal reductions (including applicable surrender charges);

•	the Accumulated Value; or

•	the Performance Enhanced Death Benefit (PEDB) amount.

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On dates we calculate the PEDB amount, the PEDB amount will be based on the Accumulated Value under the Contract. We may reduce the PEDB amount by the amount of any partial withdrawal reduction. The PEDB amount will be equal to zero on the Contract Date if we have not received your initial premium payment. At the time you make your initial premium payment, the PEDB amount will equal the initial premium payment. We calculate the PEDB amount: (1) on each Contract Anniversary; (2) at the time you make a premium payment or partial withdrawal; and (3) on the Owner’s date of death. After your initial premium payment, the PEDB amount on each calculation date will equal the greater of: (1) the PEDB amount last calculated plus any premium payment less any partial withdrawal reductions on the calculation date; or (2) the then current Accumulated Value.

We will continue to recalculate the PEDB amount on each Contract Anniversary until the Contract Anniversary immediately prior to the Owner’s 86th birthday. All subsequent PEDB amounts will be recalculated for additional premium payments or partial withdrawals reductions only.

Incremental Death Benefit Rider.  The Incremental Death Benefit Rider provides a death benefit that is in addition to the death benefit payable under your Contract. (As of the date of this Prospectus, the rider is not available in Minnesota or Montana. If available in your state, you may only elect the rider at issue if you are 75 or younger. A registered representative can provide information on the availability of this rider.) If you elect this rider, we will deduct 0.015% of your Contract’s Accumulated Value on each Monthly Anniversary (0.03% of your Contract’s Accumulated Value for Annuitants with an issue age of 66-75) (see “CHARGES AND DEDUCTIONS—Incremental Death Benefit Rider”).

The Incremental Death Benefit Rider, on the date we receive Due Proof of Death, will be equal to 40% of a) minus b), where:

(a)	is the Accumulated Value; and

(b)	is the sum of all premium payments less the sum of all partial withdrawals.

The Incremental Death Benefit cannot exceed 50% of (b) and will never be less than zero.

This rider does not guarantee that any amounts under the rider will become payable at death. Market declines that result in the Accumulated Value being less than the premium payments received minus any partial withdrawal reductions will result in no Incremental Death Benefit being paid.

Example

The following example demonstrates how the Incremental Death Benefit works. It is based on hypothetical values and is not reflective of past or future performance of the Investment Options in the Contract.

Date	Total Premiums Paid	Accumulated Value	Gain	Death Benefit	Incremental Death Benefit
5/1/2009	$100,000	$100,000	$ 0	$100,000	$ 0
5/1/2029	$100,000	$450,000	$350,000	$450,000	$50,000

If we receive Due Proof of Death on May 1, 2029, and there were no partial withdrawals made prior to the Owner’s death, the Incremental Death Benefit will equal $50,000. This amount is determined by multiplying the gain in the Contract ($350,000) by 40%, which is $140,000; however, because the Incremental Death Benefit cannot exceed 50% of the total premiums paid ($100,000), the Incremental Death Benefit in this example is $50,000.

Guaranteed Minimum Income Benefit Rider

The Guaranteed Minimum Income Benefit Rider (“GMIB Rider”) is an optional rider that guarantees minimum fixed monthly payments if and when you annuitize. In other words, the Rider

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offers a monthly payment “floor.” The GMIB Rider is appropriate for long-term investors who do not expect to take significant withdrawals, expect to annuitize after a minimum of eight years, and wish to guarantee a minimum level of monthly income payments that will not be reduced by volatility in the markets.

There are several important points you should consider before purchasing the GMIB Rider:

•

You may never need to rely upon the GMIB Rider. The annuity rates guaranteed by the GMIB Rider are based on conservative actuarial factors. These guaranteed annuity rates may be lower than the then-current annuity rates that are available when you choose to annuitize. Although you are not required to exercise the GMIB Rider upon annuitization and may instead choose the then-current annuity rates, the charges you have paid under the GMIB Rider will not be refunded.

•

There is an 8-year waiting period that must run out before you can exercise the GMIB Rider. If you choose to annuitize before the 8-year waiting period concludes, you will lose the benefits of the rider, and the charges you have paid under the rider will not be refunded.

•

If you make withdrawals, the level of payments guaranteed by the GMIB Rider will decrease. Therefore, the GMIB Rider may not be appropriate for you if you expect that you may need to take significant withdrawals before you annuitize.

•

If you withdraw an amount that exceeds your benefit amount solely for the purpose of satisfying Internal Revenue Code minimum distribution requirements for your Contract, then we will reduce your Income Base. (See “DESCRIPTION OF ANNUITY CONTRACT—Guaranteed Minimum Income Benefit Rider—Income Base” for an explanation of Income Base.)

•

If you elect to purchase the GMIB Rider, you may not later remove the Rider. In other words, the GMIB Rider charge will continue to be deducted for the life of the Contract unless the Rider terminates, as described below.

You may elect the GMIB Rider only at the time you purchase the Contract. To be eligible to elect the GMIB Rider, the age of all Owners and the Annuitant(s) on the Contract Date must be less than 76. At any time after the 8th Contract Anniversary, you may exercise the rider. Upon exercise, we will apply the Income Base to your choice of either fixed annuity payment option C or E, thus determining your monthly GMIB Payment. In the event that you would receive a higher monthly payment by applying your total Accumulated Value to the then-current annuity rates applicable to the Contract, we will pay you this higher amount instead of the GMIB Payment.

Asset Allocation Model.  If you elect the GMIB Rider, you will be limited to allocating your premium payments and Accumulated Value in accordance with the asset allocation model portfolio that seeks to provide moderate growth and income while avoiding excessive risk (the “Asset Allocation Model”). If you are seeking a more aggressive growth strategy, the Subaccount and Declared Interest Option allocations of the Asset Allocation Model required for participation in the GMIB Rider are probably not appropriate for you. A more detailed description of the asset allocation model portfolio is available in a separate brochure. Your registered representative can provide you with the brochure and additional information about the Asset Allocation Model.

We will automatically rebalance your Accumulated Value quarterly, semi-annually, or annually to restore your allocations to the target allocations recommended in the Asset Allocation Model. If you instruct us to allocate premium payments or Accumulated Value, or to take partial withdrawals in a manner that is not consistent with the Asset Allocation Model (a “Prohibited Allocation Instruction”), we will terminate the GMIB Rider. A Prohibited Allocation Instruction includes only: (1) allocating a premium payment or Accumulated Value outside the target allocations of the Asset Allocation Model, including to a different asset allocation model portfolio; (2) directing dollar cost averaging transfers outside the target allocations of the Asset Allocation Model, including to a different asset allocation model portfolio; (3) transferring Accumulated Value outside the target

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allocations of the Asset Allocation Model, including to a different asset allocation model portfolio; and (4) terminating the rebalancing of your Accumulated Value.

The target allocations of the Asset Allocation Model may vary from time to time in response to market conditions and changes in the Investment Options underlying the Subaccounts in the Asset Allocation Model. If you affirmatively opt-out of the changes to the Asset Allocation Model, we will terminate the GMIB Rider. In that event, you may continue to have your Accumulated Value invested in accordance with the prior version of the Asset Allocation Model. If you choose not to opt-out of the changes to the Asset Allocation Model, the GMIB Rider will continue and your Accumulated Value will be invested in accordance with the updated Asset Allocation Model. EquiTrust Marketing Services, LLC, the principal underwriter for the Contracts, will forward to you written notice that changes have been made to the Asset Allocation Model. You will have 30 days from the date of the notice to opt-out of changes to the Asset Allocation Model. You should contact your registered representative for information regarding changes to the Asset Allocation Model.

We do not guarantee Accumulated Value or the performance of any Investment Option or the Asset Allocation Model.

Income Base.  On the Contract Date, we will set the Income Base equal to your initial premium payment. The Income Base will then vary based on additional premium payments and withdrawals. At any point in time, the Income Base will be equal to:

•

the sum total of each premium payment, accumulated at an annual effective interest rate of 5.00% through the Contract Anniversary immediately preceding your 86th birthday, and at 0.00% thereafter, less

•

the sum total of each partial withdrawal reduction for any partial withdrawals accumulated at an annual effective interest rate of 5.00% through the Contract Anniversary immediately preceding your 86th birthday, and at 0.00% thereafter.

If the Contract is owned by joint Owners, the age of the older Owner will be used in determining the interest credited to the Income Base.

Partial Withdrawal Reduction.  For each withdrawal you make, we will calculate the partial withdrawal reduction using the following formula: “A” multiplied by “B” divided by “C” where:

•	“A” is the Income Base immediately prior to the withdrawal,

•	“B” is the amount of the withdrawal, and

•	“C” is the Accumulated Value immediately prior to the withdrawal.

Note:  No surrender charges will apply in the calculation of the partial withdrawal reduction.

Partial Annuitization.  You may choose to elect a partial annuitization under the Contract at any time that your Contract and the GMIB Rider are in force after the 8th Contract Anniversary, if the Income Base is greater than the Accumulated Value. The partial withdrawal reduction will equal the Income Base multiplied by the proportion of your Accumulated Value applied under a payment option, and the Accumulated Value will be decreased by the same proportion.

Partial annuitizations will be treated and taxed as withdrawals. If partial annuitizations begin before the Owner reaches age 59 1/2, then such payments may be subject to a 10% tax penalty. (See “FEDERAL TAX MATTERS—Penalty Tax on Certain Withdrawals.”)

Termination of the GMIB Rider.  All rights and benefits under the GMIB Rider will terminate when any of the following events occur: (1) the Contract is surrendered; (2) the Income Base equals zero (e.g., because of partial withdrawals); (3) the Owner or Joint Owner (or, if the Owner is a non-natural person, the Annuitant) dies, unless the Beneficiary is the spouse of the Owner and elects to continue the Contract; and (4) the Contract otherwise terminates.

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Proceeds on the Retirement Date

You select the Retirement Date. There is no minimum age required for the Owner to establish a Retirement Date. However, for Non-Qualified Contracts, the Retirement Date may be no later than the Annuitant’s age 80 or 10 years after the Contract Date. For Qualified Contracts, the Retirement Date may be no later than the Annuitant’s age 70 1/2 or such other date as meets the requirements of the Code.

On the Retirement Date, we will apply the proceeds under a life income fixed annuity payment option with ten years guaranteed, unless you choose to have the proceeds paid under another option or in a lump sum. (See “PAYMENT OPTIONS.”) If a payment option is elected, we will apply the Accumulated Value less any applicable surrender charge. If a lump sum payment is chosen, we will pay the Net Accumulated Value on the Retirement Date.

If the Annuitant dies before 120 payments have been received, we will make any remaining payments to the Beneficiary. There is no death benefit payable if the Annuitant dies after the Retirement Date.

You may change the Retirement Date at any time before distribution payments begin, subject to these limitations:

•	we must receive Written Notice at the Home Office at least 30 days before the current Retirement Date;

•	the requested Retirement Date must be a date that is at least 30 days after receipt of the Written Notice; and

•	the requested Retirement Date must be no later than the Annuitant’s 99th birthday or any earlier date required by law.

Payments

We will usually pay any surrender, partial withdrawal or death benefit within seven days of receipt of a written request at our Home Office. We also require any information or documentation necessary to process the request, and in the case of a death benefit, we must receive Due Proof of Death. We may postpone payments if:

•	the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC;

•	the SEC permits by an order the postponement for the protection of Owners; or

•	the SEC determines that an emergency exists that would make the disposal of securities held in the Account or the determination of the value of the Account’s net assets not reasonably practicable.

If you have submitted a recent check or draft, we have the right to delay payment until we are assured that the check or draft has been honored.

We have the right to defer payment of any surrender, partial withdrawal or transfer from the Declared Interest Option for up to six months. If payment has not been made within 30 days after receipt of all required documentation, or such shorter period as necessitated by a particular jurisdiction, we will add interest at the rate of 3% (or a higher rate if required by a particular state) to the amount paid from the date all documentation was received.

If mandated under applicable law, we may be required to block an Owner’s account and thereby refuse to pay any request for transfers, partial withdrawals, surrenders or death benefits until instructions are received from the appropriate regulator. We may be required to provide additional information about you and your account to government regulators.

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Electronic Transactions

You are entitled to change the allocation of your Subaccount selection or transfer monies among the Subaccounts electronically, to the extent available. We cannot guarantee that you will always be able to reach us to complete an electronic transaction; for example, our website may be busy during certain periods, such as periods of substantial market fluctuations or other drastic economic or market change, or the internet may be out of service during severe weather conditions or other emergencies. If you are experiencing problems, you should send your Written Notice to our Home Office via mail or facsimile. Transaction instructions will be effective as of the end of the Valuation Period during which we receive the request at our Home Office. We will provide you confirmation of each electronic transaction.

We have established procedures reasonably designed to confirm that instructions communicated electronically are genuine. These procedures may require any person requesting an electronic transaction to provide certain personal identification upon our request. We reserve the right to deny any transaction request made electronically. You are authorizing us to accept and to act upon instructions received electronically with respect to your Contract, and you agree that, so long as we comply with our procedures, neither we, any of our affiliates, nor the Fund, or any of their trustees or officers will be liable for any loss, liability, cost or expense (including attorney’s fees) in connection with requests that we believe to be genuine. This policy means that provided we comply with our procedures, you will bear the risk of loss arising out of the electronic transaction privileges of your Contract.

Modification

You may modify your Contract only if one of our officers agrees in writing to such modification.

Upon notification to you, we may modify your Contract if:

•	necessary to make your Contract or the Account comply with any law or regulation issued by a governmental agency to which the Company is subject;

•	necessary to assure continued qualification of your Contract under the Code or other federal or state laws relating to retirement annuities or variable annuity contracts;

•	necessary to reflect a change in the operation of the Account; or

•	the modification provides additional Subaccount and/or fixed accumulation options.

We will make the appropriate endorsement to your Contract in the event of most such modifications.

Reports to Owners

We will mail to you, at least annually, a report containing the Accumulated Value of your Contract (reflecting each Subaccount and the Declared Interest Option), premiums paid, withdrawals taken and charges deducted since your last report, and any other information required by any applicable law or regulation.

Inquiries

You may contact the Company in writing at our Home Office if you have any questions regarding your Contract.

Change of Address

We confirm all Owner change of address requests by sending a confirmation to both the old and new addresses.

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THE DECLARED INTEREST OPTION

You may allocate some or all of your premium payments, and transfer some or all of your Accumulated Value, to the Declared Interest Option, which is part of the General Account and pays interest at declared rates guaranteed for each Contract Year (subject to a minimum guaranteed interest rate of 3%).

The Declared Interest Option has not been, and is not required to be, registered with the SEC under the Securities Act of 1933 (the “1933 Act”), and neither the Declared Interest Option nor the Company’s General Account has been registered as an investment company under the 1940 Act. Therefore, neither the Company’s General Account, the Declared Interest Option, nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to these accounts, which are included in this Prospectus, are for your information and have not been reviewed by the SEC. However, such disclosures may be subject to certain generally applicable provisions of Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

The portion of your Accumulated Value allocated to the Declared Interest Option (the “Declared Interest Option accumulated value”) will be credited with rates of interest, as described below. Since the Declared Interest Option is part of the General Account, we assume the risk of investment gain or loss on this amount. All assets in the General Account are subject to the Company’s general liabilities from business operations.

To the extent that we are required to pay you amounts in addition to your Accumulated Value under any guarantees under the Contract, including the death benefit, such amounts will come from our General Account. Thus, those guarantees are subject to our financial strength and claims paying ability and the risk that we may default on the guarantees. You should be aware that our General Account assets are exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. The financial statements contained in the Statement of Additional Information include a further discussion of the risks inherent within the investments of the General Account.

Minimum Guaranteed and Current Interest Rates

The Declared Interest Option accumulated value is guaranteed to accumulate at a minimum effective annual interest rate of 3%. While we intend to credit the Declared Interest Option accumulated value with current rates in excess of the minimum guarantee, we are not obligated to do so. These current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates, and any interest credited on your amounts in the Declared Interest Option in excess of the minimum guaranteed rate will be determined in the sole discretion of the Company.

You, therefore, assume the risk that interest credited may not exceed the guaranteed rate. We may vary the interest rate we credit on the amount of your Declared Interest Option accumulated value.

Occasionally, we establish new current interest rates for the Declared Interest Option. The rate applicable to your Contract is the rate in effect on your most recent Contract Anniversary. This rate will remain unchanged until your next Contract Anniversary (i.e., for your entire Contract Year). During each Contract Year, your entire Declared Interest Option accumulated value (including amounts allocated or transferred to the Declared Interest Option during the year) is credited with the interest rate in effect for that period and becomes part of your Declared Interest Option accumulated value.

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We reserve the right to change the method of crediting interest, provided that such changes do not have the effect of reducing the guaranteed interest rate below 3% per annum, or shorten the period for which the current interest rate applies to less than a Contract Year.

Calculation of Declared Interest Option Accumulated Value.  The Declared Interest Option accumulated value is equal to:

•	amounts allocated and transferred to the Declared Interest Option, plus

•	interest credited, less

•	amounts deducted, transferred or withdrawn.

Transfers from Declared Interest Option

You may make one transfer from the Declared Interest Option to any or all of the Subaccounts in each Contract Year. The amount you transfer at one time may not exceed 25% of the Declared Interest Option accumulated value on the date of transfer. However, if the balance after the transfer would be less than $1,000, you may transfer the entire amount. We process transfers from the Declared Interest Option on a last-in-first-out basis.

CHARGES AND DEDUCTIONS

Surrender Charge (Contingent Deferred Sales Charge)

Charge for Partial Withdrawal or Surrender.  We apply a charge if you make a partial withdrawal from or surrender your Contract during the first eight Contract Years.

Contract Year in Which Withdrawal Occurs	Charge as Percentage of Amount Withdrawn
1	8%
2	7
3	6
4	5
5	4
6	3
7	2
8	1
9 and after	0

If surrender charges are not sufficient to cover sales expenses, the loss will be borne by the Company; conversely, if the amount of such charges proves more than enough, the Company will retain the excess. In no event will the total surrender charges assessed under a Contract exceed 9% of the total premiums paid under that Contract.

If the Contract is being surrendered, the surrender charge is deducted from the Accumulated Value in determining the Net Accumulated Value. For a partial withdrawal, the surrender charge may, at the election of the Owner, be deducted from the Accumulated Value remaining after the amount requested is withdrawn or be deducted from the amount of the withdrawal requested.

Amounts Not Subject to Surrender Charge.  In each Contract Year you may withdraw a maximum of 10% of the Accumulated Value without incurring a surrender charge (the “10% withdrawal privilege”). Under the 10% withdrawal privilege, you may receive up to 10% of the Accumulated

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Value through a single or multiple withdrawal(s) in a Contract Year. For purposes of determining the amount available during a Contract Year, we calculate the percentage of the Accumulated Value each withdrawal represents on the date the request is processed. You may not carry over any unused portion of the 10% withdrawal privilege to any subsequent Contract Year.

Surrender Charge at the Retirement Date.  We may assess a surrender charge against your Accumulated Value at the Retirement Date. We do not apply a surrender charge if you elect to receive fixed annuity payment option C or E or a variable annuity payment option. If you elect fixed annuity payments under payment options A, B or D, we add the fixed number of years for which payments will be made under the payment option to the number of Contract Years since the Contract Date to determine the Contract Year in which the surrender is deemed to occur for purposes of determining the charge that would apply based on the Table of Surrender Charges.

Waiver of Surrender Charge.  You may make a partial withdrawal or surrender under the Contract without incurring a surrender charge after the first Contract Year if the Annuitant is terminally ill (as defined in your Contract), chronically ill, stays in a qualified nursing center for 90 days, or is totally disabled. Surrender charges will be waived if you are required to satisfy minimum distribution requirements in accordance with the Code. We must receive Written Notice, before the Retirement Date, at our Home Office in order to activate this waiver.

Contract Administrative Charge

We currently deduct a contract administrative charge of $4 on each Monthly Anniversary. We deduct this charge from your Accumulated Value and use it to reimburse us for administrative expenses relating to your Contract. We do not assess this charge during the annuity payment period.

We currently waive the contract administrative charge as follows:

•	on the Contract Date with an initial premium payment of $40,000 or greater, or

•	if your Accumulated Value is $40,000 or greater on your most recent Contract Anniversary.

We may terminate this waiver at any time.

Asset-Based Administrative Charge

We currently deduct an asset-based administrative charge equal to 0.02% of Variable Accumulated Value on each Monthly Anniversary for the first eight Contract Years through the cancellation of Subaccount units. We deduct the asset-based administrative charge to compensate us for processing and administrative expenses incurred in connection with the Contract and the Account. These expenses include the cost of processing applications, establishing and maintaining Contract records, Contract changes, and reporting and overhead costs.

Transfer Processing Fee

We waive the transfer processing fee for the first twelve transfers during a Contract Year, but may assess a charge of $10 for the thirteenth and each subsequent transfer in a Contract Year. We may realize a profit from this fee. (This charge is guaranteed not to exceed $10.)

Mortality and Expense Risk Charge

We apply a daily mortality and expense risk charge at an annual rate of 1.00% (daily rate of 0.0027262%). This charge is used to compensate the Company for assuming mortality and expense risks.

The mortality risk we assume is that Annuitants may live for a longer period of time than estimated when the guarantees in the Contract were established. Through these guarantees, each payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk also includes a guarantee to pay a death benefit if the Owner dies before the

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Retirement Date. The expense risk we assume is that the annual administrative and transfer processing fees may be insufficient to cover actual future expenses.

We may realize a profit from this charge and we may use such profit for any lawful purpose including paying distribution expenses.

Guaranteed Minimum Income Benefit Rider Charge

We currently deduct a charge for the Guaranteed Minimum Income Benefit Rider (“GMIB Rider”) equal to 0.04% of your Accumulated Value on each Monthly Anniversary. The charge will never exceed 0.08% of Accumulated Value. The charge helps compensate us for the mortality and investment risks we assume in guaranteeing minimum fixed monthly payments upon annuitization as set forth under the GMIB Rider.

Incremental Death Benefit Rider Charge

We currently deduct a charge for the Incremental Death Benefit Rider equal to 0.015% of Accumulated Value on each Monthly Anniversary where the Annuitant(s) has an issue age of between 0-65 years (0.030% for Annuitant’s with an issue age of 66-75 years). We deduct the charge on each Contract Anniversary.

Performance Enhanced Death Benefit Rider Charge

We currently deduct a charge for the Performance Enhanced Death Benefit Rider equal to 0.025% of Accumulated Value on each Monthly Anniversary where the Annuitant(s) has an issue age of between 0-65 years (0.05% for an Annuitant(s) with an issue age of 66-75 years). The charge helps compensate us for the mortality and investment risks we assume in guaranteeing that the death benefit payable will not be less than the Performance Enhanced Death Benefit amount.

Investment Option Expenses

The assets of the Account will reflect the investment advisory fee and other operating expenses incurred by each Investment Option. (See the Expense Tables in this Prospectus and the accompanying Investment Option prospectuses.)

Premium Taxes

Currently, we do not charge for premium taxes levied by various states and other governmental entities on annuity contracts issued by insurance companies. These taxes range up to 3.5% and are subject to change. We reserve the right, however, to deduct such taxes from Accumulated Value.

Other Taxes

Currently, we do not charge for any federal, state or local taxes incurred by the Company which may be attributable to the Account or the Contracts. We reserve the right, however, to make such a charge in the future.

PAYMENT OPTIONS

The accumulation phase of your Contract ends on the Retirement Date you select (see “DESCRIPTION OF ANNUITY CONTRACT—Proceeds on the Retirement Date”). At that time, your proceeds will be applied under a payment option, unless you elect to receive this amount in a single sum. (You may choose a lump sum payment under a Living Tradition Account™ (“LTA”).

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The LTA is an interest-bearing account. Account information, along with a book of drafts (which will function like a checkbook), will be sent to the payee, and the payee will have access to funds in the account simply by writing a draft for all or part of the amount of the available balance, and depositing or using the draft as desired. When the draft is paid through the bank that administers the account for the Company, the bank will receive the amount the payee requests as a transfer from the Company’s General Account. The LTA is not a bank account, and it is not insured by the FDIC or any other government agency. As part of our General Account, the LTA is backed by the financial strength of the Company, although it is subject to the claims of our creditors. We receive a benefit from all amounts left in the LTA. We pay interest on proceeds held in the LTA).

Should you not elect a payment option on the Retirement Date, proceeds will be paid as a life income fixed annuity with payments guaranteed for ten years. The proceeds are the amount we apply to a payment option. The amount of proceeds will equal either: (1) the Net Accumulated Value if you are surrendering your Contract; (2) the death benefit if the Owner dies and the death benefit becomes payable; or (3) the amount of any partial withdrawal you apply to a payment option. Although tax consequences may vary depending on the payment option elected, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. Once the investment in the Contract has been fully received, however, the full amount of each annuity payment is subject to tax as ordinary income.

Prior to the Retirement Date, you may elect to have your proceeds applied under a payment option, or a Beneficiary can have the death benefit applied under a payment option. In either case, the Contract must be surrendered for a lump sum payment to be made, or for a payment option agreement to be issued for the payment option. The payment option agreement will show the rights and benefits of the payee(s) under the payment option selected.

You can choose whether to apply any portion of your proceeds to provide either fixed annuity payments, variable annuity payments, or a combination of both. If you elect to receive variable annuity payments, then you also must select the Subaccounts and/or Fixed Interest Option to which we will apply your proceeds.

The annuity payment date is the date you select as of which we compute annuity payments. If you elect to receive variable annuity payments, the annuity payment date may not be the 29th, 30th or 31st day of any month. We compute the first annuity payment as of the initial annuity payment date you select. All subsequent annuity payments are computed as of annuity payment dates. These dates will be the same day of the month as the initial annuity payment date, or the first Business Day thereafter if the same day of a subsequent month as the initial annuity payment date is not a Business Day.

Monthly annuity payments will be computed as of the same day each month as the initial annuity payment date. Quarterly annuity payments will be computed as of the same day in the 3rd, 6th, 9th, and 12th month following the initial annuity payment date and on the same days of such months in each successive year. Semi-annual annuity payment dates will be computed as of the same day in the 6th and 12th month following the initial annuity payment date and on the same days of such months in each successive year. Annual annuity payments will be computed as of the same day in each year as the initial annuity payment date. If you do not select a payment frequency, we will make monthly payments. Your choice of payment frequency and payout period will affect the amount of each payment. Increasing the frequency of payments or increasing the payout period will reduce the amount of each payment.

Options A, B and D may not satisfy the minimum required distribution rules for Qualified Contracts. Please consult a tax advisor.

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Description of Payment Options

Fixed Payment Options:

Option A—Proceeds Left at Interest.  The proceeds are left with the Company to earn a set interest rate. The payee may elect to have the interest paid monthly, quarterly, semi-annually or annually. Under this option, the payee may withdraw part or all of the proceeds at any time.

Option B—Payment For a Designated Number of Years.  The proceeds are paid in equal installments for a fixed number of years.

Option C—Payment of Life Income.  The proceeds are paid in equal amounts (at intervals elected by the payee) during the payee’s lifetime with the guarantee that payments will be made for a specified number of years.

Option D—Payment of a Designated Amount.  The proceeds are paid in equal installments (at intervals elected by the payee) for a specific amount and will continue until all the proceeds plus interest are exhausted.

Option E—Payment of Joint and Survivor Life Income.  The proceeds are paid in equal amounts (at intervals elected by the payees) while one or both payees live.

Variable Payment Options:

Option I—Payment of Life Income.  The proceeds are paid in varying amounts (at monthly, quarterly, semi-annual or annual intervals elected by the payee) during the payee’s lifetime with the guarantee that payments will be made for a specified number of years.

Option II—Payment of Joint and Survivor Life Income.  The proceeds are paid in varying installments while one or both payees live.

Alternate Payment Options:

The Company may make available alternative payment options.

Election of Payment Options and Annuity Payments

While the Annuitant is living, you may elect, revoke or change a payment option at any time before the Retirement Date. Upon an Annuitant’s death, if a payment option is not in effect or if payment will be made in one lump sum under the option in effect, the Beneficiary may elect one of the options.

We will initiate an election, revocation or change of a payment option upon receipt of your Written Notice at our Home Office.

We have provided a brief description of the available payment options above. The term “effective date” means the date as of which the proceeds are applied to a payment option. The term “payee” means a person who is entitled to receive payment under a payment option.

Fixed Annuity Payments.  Fixed annuity payments are periodic payments we make to the designated payee. The dollar amount of each payment does not change. We calculate the amount of each fixed annuity payment based on:

•	the form and duration of the payment option chosen,

•	the payee’s age and sex,

•	the amount of proceeds applied to purchase the fixed annuity payments, and

•	the applicable annuity purchase rate.

We use a minimum annual interest rate of 3% to compute fixed annuity payments. We may, in our sole discretion, make fixed annuity payments based on a higher annual interest rate.

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We reserve the right to refuse the election of a payment option, and to make a lump sum payment to the payee if:

•	the total proceeds would be less than $5,000;

•	the amount of each payment would be less than $50; or

•	the payee is an assignee, estate, trustee, partnership, corporation or association.

Under Option A, proceeds earn a set interest rate and the payee may elect to receive some or all of the interest in equal periodic payments. Under Option D, proceeds are paid in amounts and at intervals specified by the payee. For each other payment option, we determine the dollar amount of the first fixed annuity payment by multiplying the dollar amount of proceeds being applied to purchase fixed annuity payments by the annuity purchase rate for the selected payment option. Subsequent fixed annuity payments are of the same dollar amount unless we make payments based on an interest rate different from the interest rate we use to compute the first payment.

By written request, the payee may make a full surrender of the payments remaining in fixed payment options A, B and D. We also allow partial withdrawals of the dollar amounts allocated to fixed payment options A and D. The surrender value is equal to the proceeds allocated to a fixed payment option plus any previously credited interest minus the amount of any annuity payments, partial withdrawals and applicable charges. Taking a partial withdrawal after annuity payments have begun could have adverse tax consequences so you should consult your tax adviser before doing so. We do not allow a full surrender or partial withdrawals under fixed payment option C or E.

Variable Annuity Payments.  Variable annuity payments are periodic payments we make to the designated payee, the amount of which varies from one annuity payment date to the next as a function of the investment performance of the Subaccounts selected to support such payments. The payee may elect to receive variable annuity payments only under Options I and II. We determine the dollar amount of the first variable annuity payment by multiplying the dollar amount of proceeds being applied to purchase variable annuity payments on the effective date by the annuity purchase rate for the selected payment option. Therefore, the dollar amount of the first variable annuity payment will depend on:

•	the dollar amount of proceeds being applied to a payment option;

•	the payment option selected;

•	the age and sex of the Annuitant; and

•	the assumed interest rate used in the variable payment option tables (4% per year).

We calculate the dollar amount of the initial variable annuity payment attributable to each Subaccount by multiplying the dollar amount of proceeds to be allocated to that Subaccount on the effective date (as of 3:00 p.m. central time on a Business Day) by the annuity purchase rate for the selected payment option. The dollar value of the total initial variable annuity payment is equal to the sum of the payments attributable to each Subaccount.

An “annuity unit” is a measuring unit we use to monitor the value of the variable annuity payments. We determine the number of annuity units attributable to a Subaccount by dividing the initial variable annuity payment attributable to that Subaccount by the annuity unit value (described below) for that Subaccount for the Valuation Period ending on the effective date or during which the effective date falls if no Valuation Period ends on such date. The number of annuity units attributable to each Subaccount remains constant unless there is a transfer of annuity units (see “Variable Payment Options—Transfer of Annuity Units” below).

We calculate the dollar amount of each subsequent variable annuity payment attributable to each Subaccount by multiplying the number of annuity units of that Subaccount by the annuity unit value for that Subaccount for the Valuation Period ending as of the annuity payment date. The dollar value of each subsequent variable annuity payment is equal to the sum of the payments attributable to each Subaccount.

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The annuity unit value of each Subaccount for its first Valuation Period was set at $1.00. The annuity unit value for each subsequent Valuation Period is equal to (a) multiplied by (b) multiplied by (c) where:

(a)	is the annuity unit value for the immediately preceding Valuation Period;

(b)	is the net investment factor for that Valuation Period (described below); and

(c)	is the daily assumed interest factor for each day in that Valuation Period. The assumed interest rate we use for variable annuity payment options is 4% per year. The daily assumed interest factor derived from an assumed interest rate of 4% per year is 0.999893.

We calculate the net investment factor for each Subaccount for each Valuation Period by dividing (x) by (y) and subtracting (z) from the result where:

(x)	is the net result of:

1.	the value of the net assets in the Subaccount as of the end of the current Valuation Period; PLUS

2.	the amount of investment income and capital gains, realized or unrealized, credited to the net assets of the Subaccount during the current Valuation Period; MINUS

3.	the amount of capital losses, realized or unrealized, charged against the net assets of the Subaccount during the current Valuation Period; PLUS or MINUS

4.	any amount charged against or credited to the Subaccount for taxes, or any amount set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Subaccount;

(y)	is the net asset value of the Subaccount for the immediately preceding Valuation Period; and

(z)	is the daily amount charged for mortality and expense risks for each day of the current Valuation Period.

If the annualized net investment return of a Subaccount for an annuity payment period is equal to the assumed interest rate, then the variable annuity payment attributable to that Subaccount for that period will equal the payment for the prior period. If the annualized net investment return of a Subaccount for an annuity payment period exceeds the assumed interest rate, then the variable annuity payment attributable to that Subaccount for that period will be greater than the payment for the prior period. To the extent that such annualized net investment return is less than the assumed interest rate, the payment for that period will be less than the payment for the prior period.

For variable annuity payments, we reserve the right to:

•	refuse the election of a payment option if total proceeds are less than $5,000;

•	refuse to make payments of less than $50 each; or

•	make payments at less frequent intervals if payments will be less than $50 each.

Variable Payment Options—Transfer of Annuity Units.  By making a written or telephone request to us at any time after the effective date, the payee may transfer the dollar value of a designated number of annuity units of a particular Subaccount for an equivalent dollar amount of annuity units of another Subaccount. The transfer request will take effect as of the end of the Valuation Period when we receive the request. This means that if we receive your written or telephone request for transfer prior to 3:00 p.m. central time on a Business Day, we will process the transfer of the dollar value of a designated number of annuity units calculated as of 3:00 p.m. central time that Business Day. If we receive your written or telephone request for transfer at or after 3:00 p.m. central time on a Business Day, we will process the transfer of the dollar value of a designated number of annuity units calculated

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as of 3:00 p.m. central time on the following Business Day. We treat facsimile and telephone requests as having been received based on the time noted at the beginning of the transmission.

On the date of the transfer, the dollar amount of a variable annuity payment generated from the annuity units of either Subaccount would be the same. The payee may transfer the dollar amount of annuity units of one Subaccount for annuity units of another Subaccount an unlimited number of times. We only permit such transfers between the Subaccounts.

Variable Payment Options—Surrenders.  Upon Written Notice, a payee may make a full surrender of the payments remaining in the guarantee period of a variable payment option and receive the surrender value. We allow full surrenders from variable payment options only during the period in which we guarantee variable annuity payments for a specified number of years. We do not allow any partial withdrawals of the dollar amounts allocated to a variable payment option. The surrender value is equal to the commuted value of remaining payments in the guarantee period of a variable payment option.

The commuted value is the present value of the remaining stream of payments in the guarantee period of a variable payment option, computed using the assumed interest rate and the annuity unit value(s) calculated as of the date we receive your surrender request. This means that if we receive your Written Notice to surrender prior to 3:00 p.m. central time on a Business Day, we will calculate the annuity unit values as of 3:00 p.m. central time that Business Day. If we receive your Written Notice to surrender at or after 3:00 p.m. central time on a Business Day, we will calculate the annuity unit values as of 3:00 p.m. central time on the following Business Day.

We assume that each payment under a variable payment option would be equal to the sum of the number of annuity units in each Subaccount multiplied by the applicable annuity unit value for each Subaccount as of the end of the Valuation Period on the payment date selected.

Please refer to APPENDIX B for more information on variable annuity payments.

YIELDS AND TOTAL RETURNS

We may advertise, or include in sales literature, yields, effective yields and total returns for the Subaccounts. These figures are based on historical earnings and do not indicate or project future performance. Each Subaccount may also advertise, or include in sales literature, performance relative to certain performance rankings and indices compiled by independent rating organizations. You may refer to the Statement of Additional Information for more detailed information relating to performance.

The effective yield and total return calculated for each Subaccount is based on the investment performance of the corresponding Investment Option, which includes the Investment Option’s total operating expenses. (See the accompanying Investment Option prospectuses.)

The yield of a Subaccount (except the Money Market Subaccount) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. This yield is calculated by assuming that the income generated during that 30-day or one-month period is generated each period over 12-months and is shown as a percentage of the investment.

The yield of the Money Market Subaccount refers to the annualized income generated by an investment in the Subaccount over a specified seven-day period. This yield is calculated by assuming that the income generated for that seven-day period is generated each period for 52-weeks and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

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The total return of a Subaccount refers to return quotations of an investment in a Subaccount for various periods of time. Total return figures are provided for each Subaccount for one-, five- and ten-year periods, respectively. For periods prior to the date the Account commenced operations, performance information is calculated based on the performance of the Investment Options and the assumption that the Subaccounts were in existence for those same periods, with the level of Contract charges which were in effect at inception of the Subaccounts.

The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the Subaccount from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results less all charges and deductions applied against the Subaccount (including any surrender charge that would apply if you terminated your Contract at the end of each period indicated, but excluding any deductions for premium taxes).

In addition to the standardized yield and average annual total return information noted above, non-standardized total return information may be used in advertisements or sales literature. Non-standardized return information will be computed on the same basis as described above, but does not include a surrender charge. In addition, the Company may disclose cumulative total return for Contracts funded by Subaccounts.

Each Investment Option’s yield, and standardized and non-standardized average annual total returns may also be disclosed, which may include investment periods prior to the date the Account commenced operations. Non-standardized performance data will only be disclosed if standardized performance data is also disclosed. Please refer to the Statement of Additional Information for additional information regarding the calculation of other performance data.

In advertising and sales literature, Subaccount performance may be compared to the performance of other issuers of variable annuity contracts which invest in mutual fund portfolios with similar investment objectives. Lipper Analytical Services, Inc. (“Lipper”) and the Variable Annuity Research Data Service (“VARDS”) are independent services which monitor and rank the performance of variable annuity issuers according to investment objectives on an industry-wide basis.

The rankings provided by Lipper include variable life insurance issuers as well as variable annuity issuers, whereas the rankings provided by VARDS compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

Advertising and sales literature may also compare the performance of each Subaccount to the Standard & Poor’s Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any deductions for operating expenses. Other independent ranking services and indices may also be used as a source of performance comparison.

We may also report other information, including the effect of tax-deferred compounding on a Subaccount’s investment returns, or returns in general, which may be illustrated by tables, graphs or charts. All income and capital gains derived from Subaccount investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying Portfolio’s investment experience is positive.

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FEDERAL TAX MATTERS

The following discussion is general and is not intended as tax advice

Introduction

This discussion is based on the Company’s understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (“IRS”). No representation is made as to the likelihood of the continuation of these current tax laws and interpretations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

A Contract may be purchased on a non-qualified basis (“Non-Qualified Contract”) or purchased and used in connection with plans qualifying for favorable tax treatment (“Qualified Contract”). A Qualified Contract is designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 401(k), 403(a), 403(b), 408 or 408A of the Internal Revenue Code of 1986, as amended (the “Code”). The effect of federal income taxes on amounts held under a Contract or annuity payments, and on the economic benefit to the Owner, the Annuitant or the Beneficiary depends on the type of retirement plan, the tax and employment status of the individual concerned, and the Company’s tax status. In addition, an individual must satisfy certain requirements in connection with:

•	purchasing a Qualified Contract with proceeds from a tax-qualified plan, and

•	receiving distributions from a Qualified Contract in order to continue to receive favorable tax treatment.

Therefore, purchasers of Qualified Contracts are encouraged to seek competent legal and tax advice regarding the suitability and tax considerations specific to their situation. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

Tax Status of the Contract

The Company believes that the Contract will be subject to tax as an annuity contract under the Code, which generally means that any increase in Accumulated Value will not be taxable until monies are received from the Contract, either in the form of annuity payments or in some other form. The following Code requirement must be met in order to be subject to annuity contract treatment for tax purposes:

Diversification Requirements.  Section 817(h) of the Code provides that separate account investments must be “adequately diversified” in accordance with Treasury regulations in order for Non-Qualified Contracts to qualify as annuity contracts for federal tax purposes. The Account, through each Investment Option, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in each Subaccount may be invested. Although the investment adviser of EquiTrust Variable Insurance Series Fund is an affiliate of the Company, we do not have control over the Fund or its investments. Nonetheless, the Company believes that each Investment Option in which the Account owns shares will meet the diversification requirements.

Owner Control.  In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contract, we believe that the Owner of a Contract should not be treated as the owner of the assets of the Account. We reserve the right to modify the

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Contract to bring it into conformity with applicable standards should such modification be necessary to prevent an Owner from being treated as the owner of the underlying assets of the Account.

Required Distributions.  In order to be treated as an annuity Contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

•

if any Owner dies on or after the Retirement Date but before the interest in the Contract has been fully distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner’s death; and

•	if any Owner dies prior to the Retirement Date, the interest in the Contract will be distributed within five years after the date of the Owner’s death.

These requirements will be considered satisfied as to any portion of an Owner’s interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of that Owner’s death. An Owner’s designated Beneficiary is the person to whom ownership of the Contract passes by reason of death and must be a natural person. However, if the designated Beneficiary is the surviving spouse of the Owner, the Contract may be continued with the surviving spouse as the new Owner.

Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

Taxation of Annuities

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

In General.  Section 72 of the Code governs taxation of annuities in general. The Company believes that an Owner who is a natural person is not taxed on increases in the value of a Contract until distribution occurs through a partial withdrawal, surrender or annuity payment. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulated Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or payment option) is taxable as ordinary income.

Non-Natural Owner.  A non-natural Owner of an annuity Contract generally must include any excess of cash value over the “investment in the contract” as income during the taxable year. However, there are some exceptions to this rule. Certain Contracts will generally be treated as held by a natural person if:

•	the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person (but not in the case of certain non-qualified deferred compensation arrangements);

•	the Contract is acquired by an estate of a decedent by reason of the death of the decedent;

•	the Contract is issued in connection with certain Qualified Plans;

•	the Contract is purchased by an employer upon the termination of certain Qualified Plans;

•	the Contract is used in connection with a structured settlement agreement; or

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•

the Contract is purchased with a single payment within a year of the annuity starting date and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

A prospective Owner that is not a natural person should discuss these exceptions with their tax adviser.

The following discussion generally applies to Contracts owned by natural persons.

Partial Withdrawals and Complete Surrenders.  Under Section 72(e) of the Code, if a partial withdrawal is taken from a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the Contract to the participant’s total accrued benefit or balance under the retirement plan. The “investment in the contract” generally equals the portion, if any, of any premium payments paid by or on behalf of the individual under a Contract which was not excluded from the individual’s gross income. For Contracts issued in connection with qualified plans, the investment in the Contract can be zero. Special tax rules may be available for certain distributions from Qualified Contracts, and special rules apply to distributions from Roth IRAs.

Under Section 72(e) of the Code, if a partial withdrawal is taken from a Non-Qualified Contract (including a withdrawal under the systematic withdrawal option), amounts received are generally first treated as taxable income to the extent that the Accumulated Value immediately before the partial withdrawal exceeds the investment in the Contract at that time. Any additional amount withdrawn is not taxable.

In the case of a surrender under a Qualified or Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the investment in the Contract.

Section 1035 of the Code provides that no gain or loss shall be recognized on the exchange of one annuity Contract for another and the Contract received is treated as a new Contract for purposes of the penalty and distribution-at-death rules. Special rules and procedures apply to Section 1035 transactions and prospective Owners wishing to take advantage of Section 1035 should consult their tax adviser.

Annuity Payments.  Although tax consequences may vary depending on the payment option elected under an annuity Contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

Taxation of Death Benefit Proceeds.  Amounts may be distributed from a Contract because of the death of the Owner. Generally, such amounts are includible in the income of the recipient as follows:

•	if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or

•	if distributed under a payment option, they are taxed in the same way as annuity payments.

For these purposes, the investment in the Contract remains the amount of any purchase payments which were not excluded from gross income.

Penalty Tax on Certain Withdrawals.  In the case of a distribution from a Non-Qualified Contract, including a partial annuitization, a 10% federal tax penalty may be imposed. However, generally, there is no penalty applied on distributions:

•	made on or after the taxpayer reaches age 59 1/2;

•	made on or after the death of the holder (or if the holder is not an individual, the death of the primary Annuitant);

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•	attributable to the taxpayer becoming disabled;

•

as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated Beneficiary;

•	made under certain annuities issued in connection with structured settlement agreements;

•

made under an annuity Contract that is purchased with a single premium when the Retirement Date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity payment period; and

•	any payment allocable to an investment (including earnings thereon) made before August 14, 1982 in a contract issued before that date.

Other tax penalties may apply to certain distributions under a Qualified Contract. Contract owners should consult their tax adviser.

Account Charges.  It is possible that the Internal Revenue Service may take a position that any charges or deemed charges for certain optional benefits should be treated as taxable distributions to you. In particular, the Internal Revenue Service could take the position that any deemed charges associated with the Incremental Death Benefit Rider, the Performance Enhanced Death Benefit Rider or the GMIB Rider constitute a taxable withdrawal, which might also be subject to a tax penalty if the withdrawal occurs prior to your reaching age 59 1 /2. Although we do not believe that these amounts, if any, should be treated as taxable withdrawals, you should consult your tax adviser prior to selecting any optional benefit under the Contract.

Transfers, Assignments or Exchanges of a Contract

Certain tax consequences may result upon:

•	a transfer of ownership of a Contract,

•	the designation of an Annuitant, payee or other Beneficiary who is not also the Owner,

•	the selection of certain Retirement Dates, or

•	the exchange of a Contract.

An Owner contemplating any of these actions should consult their tax adviser.

Withholding

Generally, distributions from a Contract are subject to withholding of federal income tax at a rate which varies according to the type of distribution and the Owner’s tax status. The Owner generally can elect not to have withholding apply.

Eligible rollover distributions from section 401(a) plans, section 403(a) annuities and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An “eligible rollover distribution” is any distribution to an employee (or employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, hardship distributions or distributions in a specified annuity form. The 20% withholding does not apply, however, to nontaxable distributions or if the Owner chooses a “direct rollover” from the plan to another tax-qualified plan, section 403(b) tax-sheltered annuity, IRA or governmental section 457 plan that agrees to separately account for rollover contributions.

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Multiple Contracts

All non-qualified deferred annuity Contracts entered into after October 21, 1988 that are issued by the Company (or its affiliates) to the same Owner during any calendar year are treated as one annuity Contract for purposes of determining the amount includible in gross income under Section 72(e). This rule could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity Contracts or otherwise. There may also be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more annuity Contracts purchased by the same Owner. Accordingly, an Owner should consult a competent tax adviser before purchasing more than one annuity Contract.

Taxation of Qualified Contracts

The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

•	contributions in excess of specified limits;

•	distributions prior to age 59 1/2 (subject to certain exceptions);

•	distributions that do not conform to specified commencement and minimum distribution rules; and

•	other specified circumstances.

Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but the Company shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. For qualified plans under Section 401(a), 403(a) and 403(b), the Code requires that distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 70 1/ 2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For Roth IRAs under Section 408A, distributions are not required during the Owner’s (or plan participant’s) lifetime.

If you are attempting to satisfy these rules through partial withdrawals before the annuity commencement date, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax adviser.

Pursuant to special legislation, required minimum distributions for the 2009 tax year generally are not required, and 2009 distributions that otherwise would be required minimum distributions may be eligible for rollover.

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Brief descriptions follow of the various types of qualified retirement plans available in connection with a Contract. The Company will amend the Contract as necessary to conform it to the requirements of the Code.

Corporate Pension and Profit Sharing Plans and H.R. 10 Plans.  Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

Individual Retirement Annuities.  Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an “Individual Retirement Annuity” or “IRA.” These IRAs are subject to limits on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be “rolled over” on a tax-deferred basis into an IRA. Sales of the Contract for use with IRAs may be subject to special requirements of the Internal Revenue Code. Earnings in an IRA are not taxed until distribution. IRA contributions are limited each year to the lesser of an amount specified in the Code for the year, or 100% of the amount of compensation includible in the Owner’s gross income for the year, and may be deductible in whole or in part depending on the individual’s income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are “rolled over” on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

The Internal Revenue Service has not reviewed the Contract for use as any type of IRA. Individuals using the Contract in such a manner may want to consult their tax adviser.

SEP IRAs.  Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

SIMPLE IRAs.  Section 408(p) of the Code permits small employers to establish SIMPLE IRAs under which employees may elect to defer a percentage of their compensation. The sponsoring employer is required to make a matching, or non-elective, contribution on behalf of contributing employees. Distributions from a SIMPLE IRA are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee’s participation in the plan.

Roth IRAs.  Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or conversion from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. Such conversions are subject to a 10% penalty tax if they are distributed before five years have passed since the year of the conversion. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that,

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once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made:

•	before age 59 1/2 (subject to certain exceptions), or

•	during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.

Tax Sheltered Annuities.  Section 403(b) of the Code allows employees of certain section 501(c)(3) organizations and public schools to exclude from their gross income the premiums paid, within certain limits, on a Contract that will provide an annuity for the employee’s retirement. These premiums may be subject to FICA (social security) tax. Code section 403(b)(11) restricts the distribution under Code section 403(b) annuity contracts of:

•	elective contributions made in years beginning after December 31, 1988;

•	earnings on those contributions; and

•	earnings in such years on amounts held as of the last year beginning before January 1, 1989.

Distribution of those amounts may only occur upon:

•	death of the employee,

•	attainment of age 59 1/2,

•	severance of employment,

•	disability, or

•	financial hardship.

In addition, income attributable to elective contributions may not be distributed in the case of hardship. For Contracts issued after December 31, 2008, amounts attributable to non-elective contributions may also be subject to distribution restrictions in the employer’s Section 403(b) plan.

If your Contract was issued in connection with a qualified plan under Section 403(b) of the Code, starting January 1, 2009 we generally are required to confirm, with your plan sponsor or otherwise, that surrenders, partial withdrawals or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other contracts or accounts you have under the qualified plan under Section 403(b) of the Code among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Death Benefits.  The Performance Enhanced Death Benefit or Incremental Death Benefit Rider could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or tax-sheltered annuity. Because these death benefits may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

Restrictions under Qualified Contracts.  Other restrictions with respect to the election, commencement or distribution of benefits may apply under Qualified Contracts or under the terms of the plans in respect of which Qualified Contracts are issued.

Possible Charge for the Company’s Taxes

The Company currently makes no charge to the Subaccounts for any Federal, state or local taxes that the Company incurs which may be attributable to such Subaccounts or the Contracts. We reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that the Company determines to be properly attributable to the Subaccounts or to the Contracts.

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Other Tax Consequences

As noted above, the foregoing comments about the Federal tax consequences under these Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in the Prospectus. Further, the Federal income tax consequences discussed herein reflect our understanding of current law. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise.

Federal Estate Taxes.  While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of a Contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the Contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary.

Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Owner or recipient of the distribution. You should consult your tax adviser for further information.

Generation-skipping Transfer Tax.  Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases by Residents of Puerto Rico.  The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rican branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Annuity Purchases by Nonresident Aliens and Foreign Corporations.  The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits.  We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

DISTRIBUTION OF THE CONTRACTS

We have entered into a distribution agreement with our affiliate, EquiTrust Marketing Services, LLC (“EquiTrust Marketing”) for the distribution and sale of the Contracts. EquiTrust Marketing may sell the Contracts through its registered representatives.

EquiTrust Marketing receives a 0.20% fee from the Calvert Asset Management Company: Russell 2000 Small Cap Index, S&P MidCap 400 Index and EAFE International Portfolios; and a 0.25% fee from the following Investment Options in the form of 12b-1 fees based on Contract assets allocated to the Investment Option: Columbia VIT Funds; EquiTrust Variable Insurance Series Fund Portfolios; Fidelity Variable Insurance Products Funds; Franklin Templeton Variable Insurance Trust Funds; and JPMorgan Insurance Trust, Small Cap Core Portfolio. 12b-1 class shares of these Investment Options have adopted a distribution plan pursuant to Rule 12b-1 under the Investment

56

Company Act of 1940, which allows the Investment Options to pay fees out of Investment Option assets to those who sell and distribute Investment Option shares.

We pay commissions to EquiTrust Marketing for the sale of the Contracts by its registered representatives. The maximum commissions payable for Contract sales will be 4% of the premiums paid under a Contract during each Contract Year. Managers of EquiTrust Marketing’s registered representatives may also receive commission overrides of up to 30% of the registered representatives’ commissions.

EquiTrust Marketing passes through all commissions it receives to its registered representatives and does not retain any override as distributor for the Contracts. However, under the distribution agreement with EquiTrust Marketing, we pay the following sales expenses: distribution expenses such as production incentive bonuses (to registered representatives and their managers); deferred compensation and insurance benefits of registered representatives; registered representatives training allowances, agency expense allowances; advertising expenses and all other expenses of distributing the Contracts. These distribution expenses do not result in any additional charges against the Contracts that are not described under “CHARGES AND DEDUCTIONS.”

To cover costs and expenses associated with facilitating Contract sales, we pay EquiTrust Marketing a monthly overwrite equal to 5% of commissions and service fees paid to managers and registered representatives.

Because registered representatives of EquiTrust Marketing are also insurance agents of the Company, they and their managers are also eligible for various cash benefits such as bonuses, insurance benefits and financing arrangements, such as loans and advances, and non-cash compensation items that we may provide jointly with EquiTrust Marketing. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. In addition, EquiTrust Marketing’s registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the Contracts may help registered representatives and/or their managers qualify for such benefits. EquiTrust Marketing’s registered representatives and managers may receive other payments from us for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners of the Account.

Under the Public Disclosure Program, the Financial Industry Regulatory Authority (“FINRA”) provides certain information regarding the disciplinary history of FINRA member broker-dealers and their associated persons in response to written, electronic or telephonic inquiries. FINRA’s toll-free Public Disclosure Program Hotline telephone number is 1-800-289-9999 and their Web site address is www.finra.org. An investor brochure that includes information describing the Public Disclosure Program is available from FINRA.

LEGAL PROCEEDINGS

The Company, like other life insurance companies, is involved in lawsuits. Currently, there are no class action lawsuits naming the Company as a defendant or involving the Account. In some lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time, there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Account, the ability of EquiTrust Marketing to perform its contract with the Account or the ability of the Company to meet its obligations under the Contract.

57

VOTING RIGHTS

To the extent required by law, the Company will vote Fund shares held in the Account at regular and special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change and, as a result, the Company determines that it is permitted to vote the Fund shares in its own right, it may elect to do so.

The number of votes you have the right to instruct will be calculated separately for each Subaccount to which you have allocated or transferred Accumulated Value or proceeds, and may include fractional votes. The number of votes attributable to a Subaccount is determined by dividing your Accumulated Value or proceeds in that Subaccount by the net asset value per share of the Investment Option of the corresponding Subaccount.

The number of votes of an Investment Option that are available to you is determined as of the date coincident with the date established by that Investment Option for determining shareholders eligible to vote at the relevant meeting for that Fund.

The Company will vote Fund shares attributable to Contracts as to which no timely instructions are received (as well as any Fund shares held in the Account which are not attributable to Contracts) in proportion to the voting instructions received with respect to all Contracts participating in each Investment Option. Voting instructions to abstain on any item to be voted upon will be applied on a pro-rata basis to reduce the votes eligible to be cast on a matter. Proportional voting may result in a small number of contract owners determining the outcome of a vote.

FINANCIAL STATEMENTS

The audited consolidated balance sheets of the Company as of December 31, 2008 and 2007, and the related consolidated statements of income, changes in stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2008 and the financial statement schedules, as well as the related reports of Ernst & Young LLP, an independent registered public accounting firm, are contained in the Statement of Additional Information. The Account’s audited statements of net assets as of December 31, 2008 and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, as well as the related report of Ernst & Young LLP, are also contained in the Statement of Additional Information.

The Company’s financial statements should be considered only as bearing on the Company’s ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Account.

Investment Company Act of 1940, File Number 811-07974

58

APPENDIX A

Condensed Financial Information

The Account commenced operations on December 13, 1993; however, this Contract was not available until August 29, 2002. The following information reflects the accumulation unit information for the Subaccounts for the one-year periods ended on December 31.

(to be updated by amendment)

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Units at End of Year
Blue Chip Portfolio
2008	$10.000000	$7.487465	91,732.305232
High Grade Bond Portfolio
2008	$10.000000	$9.907511	264,382.474141
Managed Portfolio
2008	$10.000000	$8.210943	82,667.305092
Money Market Portfolio
2008	$10.000000	$9.999751	10,093.225112
Strategic Yield Portfolio
2008	$10.000000	$8.966254	23,350.771167
Value Growth Portfolio
2008	$10.000000	$7.306537	19,299.691612
Contrafund Portfolio
2008	$10.000000	$6.314337	42,597.603809
Growth Portfolio
2008	$10.000000	$5.832657	5,855.833417
High Income Portfolio
2008	$10.000000	$7.459267	2,621.737484
Index 500 Portfolio
2008	$10.000000	$7.117858	17,542.975105
Mid Cap Portfolio
2008	$10.000000	$6.245864	60,378.179778
Real Estate Portfolio
2008	$10.000000	$5.567221	81,398.765708
Equity Income Portfolio
2008	$10.000000	$6.882708	210,570.135973
International Stock Portfolio
2008	$10.000000	$5.686800	2,805.612895
New America Growth Portfolio
2008	$10.000000	$6.546332	1,843.612695
Personal Strategy Balanced Portfolio
2008	$10.000000	$7.480569	4,984.769495
International Fund
2008	$10.000000	$6.020150	3,449.336176

A-1

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Units at End of Year
Mid Cap Value Fund
2008	$10.000000	$6.023042	55,146.666740
Small Cap Value Fund
2008	$10.000000	$7.746189	3,248.454284
Small Company Growth
2008	$10.000000	$6.213217	22,665.277173
DWS Global Opportunities
2008	$10.000000	$5.571100	4,892.829303
DWS Global Thematic
2008	$10.000000	$5.584728	131,649.296776
Small Cap Value Securities Fund
2008	$10.000000	$6.378797	82,877.065642
U.S. Government Fund
2008	$10.000000	$10.627860	50,550.279587
Mutual Shares Securities Fund
2008	$10.000000	$7.290193	9,423.498013
Global Bond Securities Fund
2008	$10.000000	$10.412115	12,945.559712
Diversified Mid Cap Growth Portfolio
2008	$10.000000	$5.745249	50,933.019485
Small Cap Core Portfolio(1)
2008	$10.000000	$7.027937	4,926.185602
EAFE International Index
2008	$10.000000	$6.275017	196,085.466074
NASDAQ-100 Index Portfolio
2008	$10.000000	$6.641692	3,147.993167
Russell 2000 Small Cap Index Portfolio
2008	$10.000000	$7.441241	5,217.858048
S&P MidCap 400 Index Portfolio
2008	$10.000000	$6.534347	1,292.334260
Intrepid Growth Portfolio
2008	$10.000000	$6.422130	83,796.793553
Intrepid Mid Cap Portfolio
2008	$10.000000	$6.807133	2,171.544037

(1)	The Accumulation Unit Value information for the periods noted is based upon the subaccount’s investment on the Small Cap Equity Portfolio prior to the date of the name change of the Small Cap Equity Portfolio to Small Cap Core Portfolio, which occurred on or about April 25, 2009.

A-2

APPENDIX B

Calculating Variable Annuity Payments

The following chart has been prepared to show how investment performance could affect variable annuity payments over time. It illustrates the variable annuity payments under a payment option agreement issued in consideration of proceeds from a Non-Qualified Contract. The chart illustrates certain variable annuity payments under five hypothetical rate of return scenarios. Of course, the illustrations merely represent what such payments might be under a hypothetical supplemental agreement issued for proceeds from a hypothetical Contract.

What the Chart Illustrates.  The chart illustrates the first monthly payment in each of 25 years under a hypothetical variable payment option agreement issued in consideration of proceeds from a hypothetical Non-Qualified Contract assuming a different hypothetical rate of return for a single Subaccount supporting the agreement. The chart assumes that the first monthly payment in the initial year shown is $1,000.

Hypothetical Rates of Return.  The variable annuity payments reflect five different assumptions for a constant investment return before fees and expenses: 0.00%, 2.95%, 5.90%, 8.95%, and 12.00%. Net of all expenses, these constant returns are: (1.90)%, 1.05%, 4.00%, 7.05%, and 10.10%. The first variable annuity payment for each year reflects the 4% Assumed Interest Rate net of all expenses for the Subaccount (and the underlying Funds) pro-rated for the month shown. Fund management fees and operating expenses are assumed to be at an annual rate of 0.90% of their average daily net assets. The mortality and expense risk charge is assumed to be at an annual rate of 4% of the illustrated Subaccount’s average daily net assets.

The first monthly variable annuity payments depicted in the chart are based on a hypothetical payment option agreement and hypothetical investment results and are not projections or indications of future results. The Company does not guarantee or even suggest that any Subaccount, Contract or agreement issued by it would generate these or similar monthly payments for any period of time. The chart is for illustration purposes only and does not represent future variable annuity payments or future investment returns. The first variable annuity payment in each year under an actual payment option agreement issued in connection with an actual Contract will be more or less than those shown if the actual returns of the Subaccount(s) selected by the Owner are different from the hypothetical returns. Because a Subaccount’s investment return will fluctuate over time, variable annuity payments actually received by a payee will be more or less than those shown in this illustration. Also, in an actual case, the total amount of variable annuity payments ultimately received will depend upon the payment option selected and the life of the payee. See the Prospectus section titled “PAYMENT OPTIONS—Election of Payment Options and Annuity Payments.”

Assumptions on Which the Hypothetical Payment Option Agreement and Contract are Based.   The chart reflects a hypothetical payment option agreement and Contract. These, in turn, are based on the following assumptions:

•	The hypothetical Contract is a Non-Qualified Contract

•	The supplemental agreement is issued in consideration of proceeds from the hypothetical Contract

•	The proceeds applied under the agreement represent the entire Net Accumulated Value of the Contract and are allocated to a single Subaccount

•	The single Subaccount has annual constant rates of return before fees and expenses of 0.00%, 2.95%, 5.90%, 8.95%, and 12.00%

•	Assumed Interest Rate is 4% per year

•	The payee elects to receive monthly variable annuity payments

•	The proceeds applied to the purchase of annuity units as of the effective date of the agreement under the annuity payment option selected results in an initial variable annuity payment of $1,000

For a discussion of how an Owner or payee may elect to receive monthly, quarterly, semi-annual or annual variable annuity payments, see “PAYMENT OPTIONS.”

Assumed Interest Rate.  Among the most important factors that determines the amount of each variable annuity payment is the Assumed Interest Rate. Under supplemental agreements available as of the date of this Prospectus, the Assumed Interest Rate is 4%. Variable annuity payments will increase in size from one annuity payment date to the next if the annualized net rate of return during that time is greater than the Assumed Interest Rate, and will decrease if the annualized net rate of return over the same period is less than the Assumed Interest Rate. (The Assumed Interest Rate is an important component of the net investment factor.) For a detailed discussion of the Assumed Interest Rate and net investment factor, see “PAYMENT OPTIONS.”

The $1,000 Initial Monthly Variable Annuity Payment.  The hypothetical payment option agreement has an initial monthly variable annuity payment of $1,000. The dollar amount of the first variable annuity payment under an actual agreement will depend upon:

•	the amount of proceeds applied;

•	the annuity payment option selected;

•	the annuity purchase rates in the supplemental agreement on the effective date; and

•	the Assumed Interest Rate under the supplemental agreement on the effective date the age of the payee in most cases, the sex of the payee.

For each column in the chart, the entire proceeds are allocated to a Subaccount having a constant rate of return as shown at the top of the column. However, under an actual payment option agreement, proceeds are often allocated among several Subaccounts. The dollar amount of the first variable annuity payment attributable to each Subaccount is determined under an actual agreement by dividing the dollar value of the proceeds applied to that Subaccount as of the effective date by $1,000, and multiplying the result by the annuity purchase rate in the agreement for the payment option selected. The amount of the first variable annuity payment is the sum of the first payments attributable to each Subaccount to which proceeds were allocated. For a detailed discussion of how the first variable annuity payment is determined, see “PAYMENT OPTIONS.” For comparison purposes, hypothetical monthly fixed annuity payments are shown in the column using a 4% net Assumed Interest Rate.

Initial Monthly Payments for Each Year Shown, Assuming a Constant Rate of Return under Alternative Investment Scenarios

(to be updated by amendment)

Contract Year	0.00% Gross -1.90% Net	2.95% Gross 1.05% Net	5.90% Gross 4.00% Net	8.95% Gross 7.05% Net	12.00% Gross 10.10% Net
1	$1,000	$1,000	$1,000	$1,000	$1,000
2	935	968	1,000	1,025	1,051
3	875	936	1,000	1,051	1,104
4	818	906	1,000	1,078	1,160
5	765	877	1,000	1,105	1,218
6	715	848	1,000	1,133	1,280
7	669	821	1,000	1,162	1,345
8	626	794	1,000	1,191	1,413
9	585	768	1,000	1,221	1,484
10	547	743	1,000	1,252	1,559
11	512	719	1,000	1,284	1,638
12	479	696	1,000	1,316	1,721
13	448	673	1,000	1,349	1,808
14	419	652	1,000	1,384	1,899
15	391	631	1,000	1,419	1,995
16	366	610	1,000	1,454	2,096
17	342	590	1,000	1,491	2,202
18	320	571	1,000	1,529	2,314
19	299	553	1,000	1,568	2,431
20	280	535	1,000	1,607	2,553
21	262	517	1,000	1,648	2,683
22	245	501	1,000	1,690	2,818
23	229	484	1,000	1,732	2,961
24	214	469	1,000	1,776	3,111
25	200	454	1,000	1,821	3,268

STATEMENT OF ADDITIONAL INFORMATION

SAI-TOC

Tear at perforation

If you would like a copy of the Statement of Additional Information, please complete the information below and detach and mail this card to the Company at the address shown on the cover of this Prospectus.

Name

Address

City, State, Zip

PART B

STATEMENT OF ADDITIONAL INFORMATION

STATEMENT OF ADDITIONAL INFORMATION

FARM BUREAU LIFE INSURANCE COMPANY

5400 University Avenue

West Des Moines, Iowa 50266

800-247-4170

FARM BUREAU LIFE ANNUITY ACCOUNT

NONPARTICIPATING VARIABLE ANNUITY CONTRACT

This Statement of Additional Information contains additional information to the Prospectus for the flexible premium deferred variable annuity contract (the “Contract”) offered by Farm Bureau Life Insurance Company (the “Company”). This Statement of Additional Information is not a Prospectus, and it should be read only in conjunction with the Prospectus for the Contract. The Prospectus for the Contract is dated the same date as this Statement of Additional Information. Unless otherwise indicated, all terms used in this Statement of Additional Information have the same meaning as when used in the Prospectus. You may obtain a copy of the Prospectus by writing us at our address or calling the toll-free number shown above.

May 1, 2009

STATEMENT OF ADDITIONAL INFORMATION

ADDITIONAL CONTRACT PROVISIONS

The Contract

The Contract includes the basic Contract, the application, any supplemental applications and any endorsements or additional benefit riders or agreements. The statements made in the application are deemed representations and not warranties.

Incontestability

We will not contest the Contract from its Contract Date.

Misstatement of Age or Sex

If the age or sex of the Annuitant has been misstated, we will pay that amount which the premiums actually paid would have purchased at the correct age and sex.

Nonparticipation

The Contracts are not eligible for dividends and will not participate in the Company’s divisible surplus.

CALCULATION OF YIELDS AND TOTAL RETURNS

The Company may disclose yields, total returns and other performance data for a Subaccount. Such performance data will be computed in accordance with the standards defined by the SEC or be accompanied by performance data computed in such manner.

Money Market Subaccount Yields

Advertisements and sales literature may quote the current annualized yield of the Money Market Subaccount for a specific seven-day period. This figure is computed by determining the net change (exclusive of realized gains and losses on the sale of securities, unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Contract with a balance of 1 subaccount unit at the beginning of the period, dividing this net change by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis.

The net change in account value reflects:

•	net income from the Investment Option attributable to the hypothetical account and

•	charges and deductions imposed under the Contract attributable to the hypothetical account.

The charges and deductions include per unit charges for the hypothetical account for the mortality and expense risk charge.

1

For purposes of calculating current yields for a Contract, an average per unit contract administrative charge is used based on the $48 administrative charge deducted at the beginning of each Contract Year. Current and effective yields will be calculated according to the SEC prescribed formulas set forth below:

Current Yield = ((NCS – ES)/UV) x (365/7)

Where:

NCS	=	the net change in the value of the Investment Option (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of 1 accumulation unit.

ES	=	per unit expenses attributable to the hypothetical account for the seven-day period.

UV	=	the unit value for the first day of the seven-day period.

Effective Yield = (1 + ((NCS – ES)/UV))365/7 – 1

Where:

NCS	=	the net change in the value of the Investment Option (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of 1 accumulation unit.

ES	=	per unit expenses attributable to the hypothetical account for the seven-day period.

UV	=	the unit value for the first day of the seven-day period.

The yield for the Money Market Subaccount will be lower than the yield for the Money Market Investment Option due to the charges and deductions imposed under the Contract.

The current and effective yields of the Money Market Subaccount normally fluctuate on a daily basis and should not act as an indication or representation of future yields or rates of return. The actual yield is affected by:

•	changes in interest rates on money market securities,

•	the average portfolio maturity of the Money Market Investment Option,

•	the quality of portfolio securities held by this Investment Option, and

•	the operating expenses of the Money Market Investment Option.

Yields may also be presented for other periods of time.

Other Subaccount Yields

Advertisements and sales literature may quote the current annualized yield of one or more of the subaccounts (except the Money Market Subaccount) for a Contract for 30-day or one month periods. The annualized yield of a Subaccount refers to income generated by that Subaccount during a 30-day or one-month period which is assumed to be generated each period over a 12-month period.

2

The yield calculated according to the SEC prescribed formula, is set forth below:

Yield	=	2 ((((NI – ES)/(U x UV)) + 1)[6] – 1)

Where:

NI	=	net investment income of the Investment Option for the 30-day or one-month period attributable to the shares owned by the Subaccount.

ES	=	expenses of the Subaccount for the 30-day or one-month period.

U	=	the average daily number of accumulation units outstanding during the period.

UV	=	the unit value at the close of the last day in the 30-day or one-month period.

The yield for each Subaccount will be lower than the yield for the corresponding Investment Option due to the various charges and deductions imposed under the Contract.

The yield for each Subaccount normally will fluctuate over time and should not act as an indication or representation of future yields or rates of return. A Subaccount’s actual yield is affected by the quality of portfolio securities held by the corresponding Investment Option and its operating expenses.

The surrender charge is not considered in the yield calculation.

Average Annual Total Returns

Advertisements and sales literature may also quote average annual total returns for the Subaccounts for various periods of time, including periods before the Subaccounts were in existence. Total return figures are provided for each Subaccount for one-, five- and ten-year periods. Average annual total returns may also be disclosed for other periods of time.

Average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. The last date of each period is the most recent month-end practicable.

Adjusted historic average annual total returns are calculated based on the assumption that the Subaccounts were in existence during the stated periods with the level of Contract charges which were in effect at the inception of each Subaccount. For purposes of calculating average annual total return, an average contract administrative charge per dollar of Contract value is used. The calculation also assumes surrender of the Contract at the end of the period. The total return will then be calculated according to the SEC prescribed formula set forth below:

TR	=	(ERV/P)1/N – 1

Where:

TR	=	the average annual total return net of Subaccount recurring charges.

ERV	=	the ending redeemable value (net of any applicable surrender charge) of the hypothetical account at the end of the period.

P	=	a hypothetical initial payment of $1,000.

N	=	the number of years in the period.

Investment Option Performance. Each Subaccount may also advertise the performance of the corresponding Investment Option in which it invests, based on the calculations described above, where all or a portion of the actual historical performance of the corresponding Investment Option in which the Subaccount invests may pre-date the effective date of the Subaccount being offered in the Policy.

3

The actual Subaccount total return information and the adjusted historic average total return information will vary because of the method used to deduct the mortality and expense risk charge from the returns. For actual Subaccount total return information, the mortality and expense risk charge is calculated based on the daily net assets multiplied by a daily factor and reduced on a daily basis. For adjusted historic average total return information, the mortality and expense risk charge is calculated as a single charge applied at the end of the period on an annualized basis.

Other Total Returns

In addition to the standardized yield and average annual total return information noted above, advertisements and sales literature may also quote average annual total returns which do not reflect the surrender charge. These figures are calculated in the same manner as average annual total returns described above, however, the surrender charge is not taken into account at the end of the period.

We may disclose cumulative total returns in conjunction with the standard formats described above. The cumulative total returns will be calculated using the following formula:

CTR	=	(ERV/P) – 1

Where:

CTR	=	The cumulative total return net of Subaccount recurring charges for the period.

ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.

P	=	A hypothetical single payment of $1,000.

Effect of the Administrative Charge on Performance Data

We currently deduct the contract administrative charge on each Monthly Anniversary. This charge is deducted from each Subaccount and the Declared Interest Option based on the proportion that each Subaccount’s value bears to the total Accumulated Value. For purposes of reflecting the administrative charge in yield and total return quotations, this contract administrative charge is converted into a per-dollar per-day charge based on the average value of all contracts in the Account on the last day of the period for which quotations are provided. The per-dollar per-day average charge is then adjusted to reflect the basis upon which the particular quotation is calculated.

DISTRIBUTION OF THE CONTRACTS

EquiTrust Marketing Services, LLC (“EquiTrust Marketing”) is responsible for distributing the Contracts pursuant to a distribution agreement with us. EquiTrust Marketing serves as principal underwriter for the Contracts. EquiTrust Marketing, a Delaware corporation organized in 1970 and a wholly owned subsidiary of FBL Financial Services, Inc., an affiliate of the Company, is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA.

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners of the Account.

4

EquiTrust Marketing may sell the Contract through its registered representatives, who must be licensed as insurance agents and appointed by the Company. EquiTrust Marketing received sales compensation with respect to the Contracts in the following amounts during the period indicated.

Fiscal Year	Aggregate Amount of Commission Paid to EquiTrust Marketing*	Aggregate Amount of Commission Retained by EquiTrust Marketing After Payments to its Registered Representatives
2008	$761,249	$0

* Includes sales compensation paid to registered representatives of EquiTrust Marketing.

EquiTrust Marketing passes through commissions it receives and does not retain any override as distributor for the Contracts. However, under the distribution agreement with EquiTrust Marketing, we pay the following sales expenses: distribution expenses such as production incentive bonuses (to registered representatives and their managers); deferred compensation and insurance benefits of registered representatives; registered representative training allowances; agency expense allowances; advertising expenses and all other expenses of distributing the Contracts. To cover costs and expenses associated with facilitating Contract sales, we pay EquiTrust Marketing a monthly overwrite equal to 5% of commissions and service fees paid to managers and registered representatives.

LEGAL MATTERS

All matters relating to Iowa law pertaining to the Contracts, including the validity of the Contracts and the Company’s authority to issue the Contracts, have been passed upon by David A. McNeill, Esquire, Vice President and General Counsel of the Company. Sutherland Asbill & Brennan LLP, Washington D.C. has provided advice on certain matters relating to the federal securities laws.

EXPERTS

The Account’s statements of assets and liabilities as of December 31, 2008 and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the consolidated balance sheets of the Company at December 31, 2008 and 2007 and the related consolidated statements of income, changes in stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2008 and the financial statement schedules, appearing herein, have been audited by Ernst & Young LLP, an independent registered public accounting firm, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contract discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information as to the contents of the Contract and other legal instruments are summaries. For a complete statement of the terms of these documents, reference is made to such instruments as filed.

5

FINANCIAL STATEMENTS

The Company’s consolidated financial statements included in this Statement of Additional Information should be considered only as bearing on the Company’s ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Account.

6

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Participants

Farm Bureau Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Farm Bureau Life Annuity Account (the Account), comprising the subaccounts listed in Note 1, as of December 31, 2008, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the subaccounts constituting the Farm Bureau Life Annuity Account at December 31, 2008, and the results of their operations and changes in their net assets for the periods described above in conformity with U.S. generally accepted accounting principles.

Des Moines, Iowa

April 18, 2009

FARM BUREAU LIFE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2008

	Products A and B - see Note 1

	American Century Variable Portfolios, Inc.*					Dreyfus Variable Investment Fund*

	American Century Mid Cap Value Subaccount	Inflation Protection Bond Subaccount	Ultra Subaccount	Value Subaccount	Vista Subaccount	Appreciation Subaccount	Developing Leaders Subaccount	Dreyfus Growth & Income Subaccount

Assets
Investments in shares of mutual funds, at market	$664,419	$1,228,289	$1,518,466	$438,981	$2,933,269	$4,245,888	$1,951,724	$974,641
Receivable from Farm Bureau Life Insurance Company	—	—	—	—	—	—	—	—
Receivable for investments sold	738	1,440	1,540	419	3,180	4,276	1,999	639

Total assets	665,157	1,229,729	1,520,006	439,400	2,936,449	4,250,164	1,953,723	975,280

Liabilities
Payable to Farm Bureau Life Insurance Company	738	1,440	1,540	419	3,180	4,276	1,999	639
Payable for investments purchased	—	—	—	—	—	—	—	—

Total liabilities	738	1,440	1,540	419	3,180	4,276	1,999	639

Net assets	$664,419	$1,228,289	$1,518,466	$438,981	$2,933,269	$4,245,888	$1,951,724	$974,641

Net assets
Accumulation units	$664,419	$1,228,289	$1,518,466	$438,981	$2,933,269	$4,245,888	$1,951,724	$974,641
Contracts in annuitization period	—	—	—	—	—	—	—	—

Total net assets	$664,419	$1,228,289	$1,518,466	$438,981	$2,933,269	$4,245,888	$1,951,724	$974,641

Investments in shares of mutual funds, at cost	$906,654	$1,325,489	$2,459,532	$674,371	$4,505,572	$5,974,580	$3,834,315	$1,595,304
Shares of mutual funds owned	67,936.54	123,944.43	250,571.88	93,799.27	272,355.53	147,018.30	102,668.26	73,446.96

Accumulation units outstanding	80,014.49	114,277.71	202,862.45	56,588.74	282,173.23	451,573.76	261,543.23	127,773.57
Accumulation unit value	$8.30	$10.75	$7.49	$7.76	$10.40	$9.40	$7.46	$7.63

Annuitized units outstanding	—	—	—	—	—	—	—	—
Annuitized unit value	$—	$—	$—	$—	$—	$—	$—	$—

*	Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

FARM BUREAU LIFE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

	Products A and B - see Note 1

	Dreyfus Variable Investment Fund*	Dreyfus Socially Responsible Growth Fund, Inc.*	EquiTrust Variable Insurance Series Fund*

	International Equity Subaccount	Socially Responsible Growth Subaccount	Blue Chip Subaccount	High Grade Bond Subaccount	Managed Subaccount	Money Market Subaccount	Strategic Yield Subaccount	Value Growth Subaccount

Assets
Investments in shares of mutual funds, at market	$8,572,317	$445,346	$23,187,333	$21,871,458	$31,084,456	$5,959,718	$17,106,495	$14,611,933
Receivable from Farm Bureau Life Insurance Company	—	—	—	—	—	—	—	—
Receivable for investments sold	9,791	435	24,463	22,924	18,186	8,544	14,308	3,978

Total assets	8,582,108	445,781	23,211,796	21,894,382	31,102,642	5,968,262	17,120,803	14,615,911

Liabilities
Payable to Farm Bureau Life Insurance Company	9,791	435	24,463	22,924	18,186	8,544	14,308	3,978
Payable for investments purchased	—	—	—	—	—	—	—	—

Total liabilities	9,791	435	24,463	22,924	18,186	8,544	14,308	3,978

Net assets	$8,572,317	$445,346	$23,187,333	$21,871,458	$31,084,456	$5,959,718	$17,106,495	$14,611,933

Net assets
Accumulation units	$8,572,317	$445,346	$23,157,504	$21,871,458	$31,080,638	$5,959,718	$17,106,495	$14,607,388
Contracts in annuitization period	—	—	29,829	—	3,818	—	—	4,545

Total net assets	$8,572,317	$445,346	$23,187,333	$21,871,458	$31,084,456	$5,959,718	$17,106,495	$14,611,933

Investments in shares of mutual funds, at cost	$13,602,448	$597,341	$29,365,739	$23,399,041	$37,742,397	$5,959,718	$20,767,791	$18,148,152
Shares of mutual funds owned	672,338.62	22,594.94	802,052.34	2,309,552.10	2,605,570.51	5,959,718.19	2,293,095.79	1,491,013.60

Accumulation units outstanding	601,360.90	61,033.92	1,204,648.77	1,148,170.95	1,525,995.93	421,787.31	924,342.13	1,156,108.90
Accumulation unit value	$14.25	$7.30	$19.22	$19.05	$20.37	$14.13	$18.51	$12.63

Annuitized units outstanding	—	—	1,551.69	—	187.46	—	—	359.72
Annuitized unit value	$—	$—	$19.22	$—	$20.37	$—	$—	$12.63

*	Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

FARM BUREAU LIFE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

	Products A and B - see Note 1

	Fidelity® Variable Insurance Products Funds*							Franklin Templeton Variable Insurance Products Trust*

	Contrafund Subaccount	Growth Subaccount	Fidelity Growth & Income Subaccount	High Income - SC2 Subaccount	Index 500 Subaccount	Mid-Cap - SC2 Subaccount	Overseas Subaccount	Franklin Real Estate Subaccount

Assets
Investments in shares of mutual funds, at market	$24,049,798	$8,447,814	$3,670,859	$3,187,345	$12,079,292	$10,365,432	$5,717,459	$4,566,641
Receivable from Farm Bureau Life Insurance Company	—	—	—	—	—	—	—	—
Receivable for investments sold	22,781	6,169	22	3,438	15,995	22,171	8,394	4,836

Total assets	24,072,579	8,453,983	3,670,881	3,190,783	12,095,287	10,387,603	5,725,853	4,571,477

Liabilities
Payable to Farm Bureau Life Insurance Company	22,781	6,169	22	3,438	15,995	22,171	8,394	4,836
Payable for investments purchased	—	—	—	—	—	—	—	—

Total liabilities	22,781	6,169	22	3,438	15,995	22,171	8,394	4,836

Net assets	$24,049,798	$8,447,814	$3,670,859	$3,187,345	$12,079,292	$10,365,432	$5,717,459	$4,566,641

Net assets
Accumulation units	$24,049,798	$8,447,626	$3,670,512	$3,187,345	$12,073,285	$10,365,432	$5,710,162	$4,566,641
Contracts in annuitization period	—	188	347	—	6,007	—	7,297	—

Total net assets	$24,049,798	$8,447,814	$3,670,859	$3,187,345	$12,079,292	$10,365,432	$5,717,459	$4,566,641

Investments in shares of mutual funds, at cost	$44,131,979	$11,287,368	$5,685,695	$4,840,433	$16,018,660	$17,939,958	$9,524,143	$10,864,781
Shares of mutual funds owned	1,562,689.95	359,023.12	417,617.63	819,368.82	121,779.33	572,043.71	469,799.39	430,409.12

Accumulation units outstanding	2,406,018.08	1,412,686.67	525,119.27	271,652.55	1,727,847.19	744,248.47	634,762.01	481,645.81
Accumulation unit value	$10.00	$5.98	$6.99	$11.73	$6.99	$13.93	$9.00	$9.48

Annuitized units outstanding	—	31.43	49.63	—	859.72	—	811.13	—
Annuitized unit value	$—	$5.98	$6.99	$—	$6.99	$—	$9.00	$—

*	Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

FARM BUREAU LIFE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

	Products A and B - see Note 1

	Franklin Templeton Variable Insurance Products Trust*					J.P. Morgan Series Trust II*		Summit Mutual Funds, Inc. - Pinnacle Series*

	Franklin Small Cap Value Securities Subaccount	Franklin Small-Mid Cap Growth Securities Subaccount	Franklin U.S. Government Subaccount	Mutual Shares Securities Subaccount	Templeton Growth Securities Subaccount	Mid-Cap Value Subaccount	Small Company Subaccount	NASDAQ 100 Index Subaccount

Assets
Investments in shares of mutual funds, at market	$5,808,357	$4,553,647	$14,121,778	$3,019,500	$3,517,383	$4,020,967	$3,395,286	$3,637,459
Receivable from Farm Bureau Life Insurance Company	—	—	—	—	—	—	—	—
Receivable for investments sold	6,061	16,504	17,494	3,089	2,906	3,988	15,456	3,737

Total assets	5,814,418	4,570,151	14,139,272	3,022,589	3,520,289	4,024,955	3,410,742	3,641,196

Liabilities
Payable to Farm Bureau Life Insurance Company	6,061	16,504	17,494	3,089	2,906	3,988	15,456	3,737
Payable for investments purchased	—	—	—	—	—	—	—	—

Total liabilities	6,061	16,504	17,494	3,089	2,906	3,988	15,456	3,737

Net assets	$5,808,357	$4,553,647	$14,121,778	$3,019,500	$3,517,383	$4,020,967	$3,395,286	$3,637,459

Net assets
Accumulation units	$5,808,019	$4,553,647	$14,121,778	$3,019,500	$3,517,383	$4,020,400	$3,395,286	$3,637,459
Contracts in annuitization period	338	—	—	—	—	567	—	—

Total net assets	$5,808,357	$4,553,647	$14,121,778	$3,019,500	$3,517,383	$4,020,967	$3,395,286	$3,637,459

Investments in shares of mutual funds, at cost	$9,774,032	$8,187,794	$13,550,134	$4,900,075	$6,089,501	$6,033,132	$5,703,771	$4,852,363
Shares of mutual funds owned	550,555.14	387,544.41	1,087,126.90	256,324.31	428,949.13	212,524.68	345,049.39	218,728.76

Accumulation units outstanding	448,133.83	540,490.15	1,097,849.29	297,085.79	362,680.62	294,617.99	311,889.15	382,384.62
Accumulation unit value	$12.96	$8.43	$12.86	$10.16	$9.70	$13.65	$10.89	$9.51

Annuitized units outstanding	26.05	—	—	—	—	41.55	—	—
Annuitized unit value	$12.96	$—	$—	$—	$—	$13.65	$—	$—

*	Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

FARM BUREAU LIFE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

	Products A and B - see Note 1

	Summit Mutual Funds, Inc. - Pinnacle Series*		T. Rowe Price Equity Series, Inc.*				T. Rowe Price International Series, Inc.*

	Russell 2000 Small Cap Index Subaccount	S&P MidCap 400 Index Subaccount	Equity Income Subaccount	Mid-Cap Growth Subaccount	New America Growth Subaccount	Personal Strategy Balanced Subaccount	International Stock Subaccount

Assets
Investments in shares of mutual funds, at market	$6,111,110	$6,263,022	$19,598,720	$6,278,776	$3,274,423	$13,798,071	$2,296,323
Receivable from Farm Bureau Life Insurance Company	—	—	—	—	—	—	—
Receivable for investments sold	18,467	6,245	19,454	5,190	3,955	13,791	3,322

Total assets	6,129,577	6,269,267	19,618,174	6,283,966	3,278,378	13,811,862	2,299,645

Liabilities
Payable to Farm Bureau Life Insurance Company	18,467	6,245	19,454	5,190	3,955	13,791	3,322
Payable for investments purchased	—	—	—	—	—	—	—

Total liabilities	18,467	6,245	19,454	5,190	3,955	13,791	3,322

Net assets	$6,111,110	$6,263,022	$19,598,720	$6,278,776	$3,274,423	$13,798,071	$2,296,323

Net assets
Accumulation units	$6,111,110	$6,263,022	$19,598,720	$6,278,776	$3,274,423	$13,798,071	$2,296,323
Contracts in annuitization period	—	—	—	—	—	—	—

Total net assets	$6,111,110	$6,263,022	$19,598,720	$6,278,776	$3,274,423	$13,798,071	$2,296,323

Investments in shares of mutual funds, at cost	$9,628,888	$9,791,195	$31,526,833	$9,629,890	$4,688,244	$18,992,391	$4,126,539
Shares of mutual funds owned	151,227.66	155,063.69	1,366,716.89	452,035.71	256,616.20	1,086,462.25	278,679.94

Accumulation units outstanding	507,042.85	516,526.87	1,980,696.04	504,272.00	514,239.64	1,257,519.60	327,147.19
Accumulation unit value	$12.05	$12.13	$9.89	$12.45	$6.37	$10.97	$7.02

Annuitized units outstanding	—	—	—	—	—	—	—
Annuitized unit value	$—	$—	$—	$—	$—	$—	$—

*	Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

FARM BUREAU LIFE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

	Product C - see Note 1

	Columbia Funds Variable Insurance Trust*				DWS Variable Series I*	DWS Variable Series II*	EquiTrust Variable Insurance Series Fund*

	International Subaccount	Mid Cap Value B Subaccount	Small Cap Value B Subaccount	Small Co. Growth B Subaccount	Global Opportunities Subaccount	Global Thematic Subaccount	Blue Chip - SC Subaccount	High Grade Bond - SC Subaccount

Assets
Investments in shares of mutual funds, at market	$20,766	$332,151	$25,163	$140,824	$27,258	$735,225	$686,842	$2,619,372
Receivable from Farm Bureau Life Insurance Company	—	3,418	—	1,747	—	6,829	7,584	20,158
Receivable for investments sold	14	—	22	—	21	—	—	—

Total assets	20,780	335,569	25,185	142,571	27,279	742,054	694,426	2,639,530

Liabilities
Payable to Farm Bureau Life Insurance Company	14	—	22	—	21	—	—	—
Payable for investments purchased	—	3,418	—	1,747	—	6,829	7,584	20,158

Total liabilities	14	3,418	22	1,747	21	6,829	7,584	20,158

Net assets	$20,766	$332,151	$25,163	$140,824	$27,258	$735,225	$686,842	$2,619,372

Net assets
Accumulation units	$20,766	$332,151	$25,163	$140,824	$27,258	$735,225	$686,842	$2,619,372
Contracts in annuitization period	—	—	—	—	—	—	—	—

Total net assets	$20,766	$332,151	$25,163	$140,824	$27,258	$735,225	$686,842	$2,619,372

Investments in shares of mutual funds, at cost	$24,898	$447,326	$30,654	$180,039	$41,349	$916,590	$782,376	$2,628,496
Shares of mutual funds owned	22,819.26	39,874.03	2,224.86	18,726.63	3,499.16	125,894.77	23,790.87	276,596.85

Accumulation units outstanding	3,449.34	55,146.67	3,248.45	22,665.28	4,892.83	131,649.30	91,732.31	264,382.47
Accumulation unit value	$6.02	$6.02	$7.75	$6.21	$5.57	$5.58	$7.49	$9.91

Annuitized units outstanding	—	—	—	—	—	—	—	—
Annuitized unit value	$—	$—	$—	$—	$—	$—	$—	$—

*	Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

FARM BUREAU LIFE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

	Product C - see Note 1

	EquiTrust Variable Insurance Series Fund*				Fidelity® Variable Insurance Products Funds*

	Managed - SC Subaccount	Money Market - SC Subaccount	Strategic Yield - SC Subaccount	Value Growth - SC Subaccount	Contrafund - SC2 Subaccount	Growth - SC2 Subaccount	High Income - SC2 Subaccount	Index 500 - SC2 Subaccount

Assets
Investments in shares of mutual funds, at market	$678,777	$100,930	$209,369	$141,014	$268,976	$34,155	$19,556	$124,868
Receivable from Farm Bureau Life Insurance Company	—	—	—	—	2,215	23	—	2,345
Receivable for investments sold	234	97	22	2	—	—	9	—

Total assets	679,011	101,027	209,391	141,016	271,191	34,178	19,565	127,213

Liabilities
Payable to Farm Bureau Life Insurance Company	234	97	22	2	—	—	9	—
Payable for investments purchased	—	—	—	—	2,215	23	—	2,345

Total liabilities	234	97	22	2	2,215	23	9	2,345

Net assets	$678,777	$100,930	$209,369	$141,014	$268,976	$34,155	$19,556	$124,868

Net assets
Accumulation units	$678,777	$100,930	$209,369	$141,014	$268,976	$34,155	$19,556	$124,868
Contracts in annuitization period	—	—	—	—	—	—	—	—

Total net assets	$678,777	$100,930	$209,369	$141,014	$268,976	$34,155	$19,556	$124,868

Investments in shares of mutual funds, at cost	$709,953	$100,930	$223,810	$164,285	$372,000	$42,359	$20,634	$168,606
Shares of mutual funds owned	56,992.15	100,929.74	28,065.54	14,403.87	17,765.89	1,465.25	5,027.31	1,267.70

Accumulation units outstanding	82,667.31	10,093.23	23,350.77	19,299.69	42,597.60	5,855.83	2,621.74	17,542.98
Accumulation unit value	$8.21	$10.00	$8.97	$7.31	$6.31	$5.83	$7.46	$7.12

Annuitized units outstanding	—	—	—	—	—	—	—	—
Annuitized unit value	$—	$—	$—	$—	$—	$—	$—	$—

*	Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

FARM BUREAU LIFE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

	Product C - see Note 1

	Fidelity® Variable Insurance Products Funds*		Franklin Templeton Variable Insurance Products Trust*				J.P. Morgan Insurance Trust*

	Mid-Cap - SC2 Subaccount	Fidelity Real Estate - SC2 Subaccount	Franklin Small Cap Value Securities Subaccount	Franklin U.S. Government Subaccount	Mutual Shares Securities Subaccount	Templeton Global Income Securities Subaccount	Diversified Mid-Cap Growth Subaccount	Intrepid Growth Subaccount

Assets
Investments in shares of mutual funds, at market	$377,114	$453,165	$528,656	$537,241	$68,699	$134,791	$292,623	$538,154
Receivable from Farm Bureau Life Insurance Company	5,807	4,326	5,336	—	—	—	2,630	5,138
Receivable for investments sold	—	—	—	194	58	125	—	—

Total assets	382,921	457,491	533,992	537,435	68,757	134,916	295,253	543,292

Liabilities
Payable to Farm Bureau Life Insurance Company	—	—	—	194	58	125	—	—
Payable for investments purchased	5,807	4,326	5,336	—	—	—	2,630	5,138

Total liabilities	5,807	4,326	5,336	194	58	125	2,630	5,138

Net assets	$377,114	$453,165	$528,656	$537,241	$68,699	$134,791	$292,623	$538,154

Net assets
Accumulation units	$377,114	$453,165	$528,656	$537,241	$68,699	$134,791	$292,623	$538,154
Contracts in annuitization period	—	—	—	—	—	—	—	—

Total net assets	$377,114	$453,165	$528,656	$537,241	$68,699	$134,791	$292,623	$538,154

Investments in shares of mutual funds, at cost	$477,395	$610,194	$630,552	$511,905	$94,420	$129,310	$376,568	$642,977
Shares of mutual funds owned	20,812.03	56,154.26	50,109.57	41,358.07	5,831.84	7,882.49	31,097.01	54,579.50

Accumulation units outstanding	60,378.18	81,398.77	82,877.07	50,550.28	9,423.50	12,945.56	50,933.02	83,796.79
Accumulation unit value	$6.25	$5.57	$6.38	$10.63	$7.29	$10.41	$5.75	$6.42

Annuitized units outstanding	—	—	—	—	—	—	—	—
Annuitized unit value	$—	$—	$—	$—	$—	$—	$—	$—

*	Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

FARM BUREAU LIFE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

	Product C - see Note 1

	J.P. Morgan Insurance Trust*		Summit Mutual Funds, Inc. - Pinnacle Series*				T. Rowe Price Equity Series, Inc.*

	Intrepid Mid Cap Subaccount	Small Cap Equity - CL2 Subaccount	EAFE International Index - F Subaccount	NASDAQ 100 Index Subaccount	Russell 2000 Small Cap Index - F Subaccount	S&P MidCap 400 Index - F Subaccount	Equity Income Subaccount	New America Growth Subaccount

Assets
Investments in shares of mutual funds, at market	$14,782	$34,621	$1,230,440	$20,908	$38,827	$8,445	$1,449,293	$12,069
Receivable from Farm Bureau Life Insurance Company	—	—	12,846	—	2,498	—	13,432	42
Receivable for investments sold	13	30	—	14	—	7	—	—

Total assets	14,795	34,651	1,243,286	20,922	41,325	8,452	1,462,725	12,111

Liabilities
Payable to Farm Bureau Life Insurance Company	13	30	—	14	—	7	—	—
Payable for investments purchased	—	—	12,846	—	2,498	—	13,432	42

Total liabilities	13	30	12,846	14	2,498	7	13,432	42

Net assets	$14,782	$34,621	$1,230,440	$20,908	$38,827	$8,445	$1,449,293	$12,069

Net assets
Accumulation units	$14,782	$34,621	$1,230,440	$20,908	$38,827	$8,445	$1,449,293	$12,069
Contracts in annuitization period	—	—	—	—	—	—	—	—

Total net assets	$14,782	$34,621	$1,230,440	$20,908	$38,827	$8,445	$1,449,293	$12,069

Investments in shares of mutual funds, at cost	$19,276	$45,416	$1,468,597	$26,929	$52,297	$10,938	$1,708,405	$14,333
Shares of mutual funds owned	1,490.12	4,166.18	21,254.79	1,257.25	957.99	207.69	101,066.44	945.84

Accumulation units outstanding	2,171.54	4,926.19	196,085.47	3,147.99	5,217.86	1,292.33	210,570.14	1,843.61
Accumulation unit value	$6.81	$7.03	$6.28	$6.64	$7.44	$6.53	$6.88	$6.55

Annuitized units outstanding	—	—	—	—	—	—	—	—
Annuitized unit value	$—	$—	$—	$—	$—	$—	$—	$—

*	Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

FARM BUREAU LIFE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

	Product C - see Note 1

	T. Rowe Price Equity Series, Inc.*	T. Rowe Price International Series, Inc.*

	Personal Strategy Balanced Subaccount	International Stock Subaccount

Assets
Investments in shares of mutual funds, at market	$37,289	$15,955
Receivable from Farm Bureau Life Insurance Company	—	—
Receivable for investments sold	30	14

Total assets	37,319	15,969

Liabilities
Payable to Farm Bureau Life Insurance Company	30	14
Payable for investments purchased	—	—

Total liabilities	30	14

Net assets	$37,289	$15,955

Net assets
Accumulation units	$37,289	$15,955
Contracts in annuitization period	—	—

Total net assets	$37,289	$15,955

Investments in shares of mutual funds, at cost	$44,503	$24,032
Shares of mutual funds owned	2,936.14	1,936.28

Accumulation units outstanding	4,984.77	2,805.61
Accumulation unit value	$7.48	$5.69

Annuitized units outstanding	—	—
Annuitized unit value	$—	$—

*	Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

FARM BUREAU LIFE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

Year Ended December 31, 2008, Except as Noted

	Products A and B - see Note 1

	American Century Variable Portfolios, Inc.*					Dreyfus Variable Investment Fund*

	American Century Mid Cap Value Subaccount	Inflation Protection Bond Subaccount	Ultra Subaccount	Value Subaccount	Vista Subaccount	Appreciation Subaccount	Developing Leaders Subaccount	Dreyfus Growth & Income Subaccount

Income:
Dividends	$768	$57,151	$—	$10,787	$—	$104,414	$23,835	$9,418
Expenses:
Mortality and expense risk	(9,838)	(13,952)	(27,281)	(5,914)	(58,399)	(66,262)	(33,392)	(17,943)

Net investment income (loss)	(9,070)	43,199	(27,281)	4,873	(58,399)	38,152	(9,557)	(8,525)

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(37,855)	2,164	(60,691)	(26,624)	149,924	4,640	(287,051)	(14,573)
Realized gain distributions	—	—	358,029	57,269	235,645	388,946	142,818	188,076

Total realized gain (loss) on investments	(37,855)	2,164	297,338	30,645	385,569	393,586	(144,233)	173,503

Change in unrealized appreciation (depreciation) of investments	(176,198)	(107,109)	(1,423,858)	(189,528)	(3,287,880)	(2,295,918)	(1,075,817)	(875,259)

Net increase (decrease) in net assets from operations	$(223,123)	$(61,746)	$(1,153,801)	$(154,010)	$(2,960,710)	$(1,864,180)	$(1,229,607)	$(710,281)

*	Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

FARM BUREAU LIFE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

	Products A and B - see Note 1

	Dreyfus Variable Investment Fund*	Dreyfus Socially Responsible Growth Fund, Inc.*	EquiTrust Variable Insurance Series Fund*

	International Equity Subaccount	Socially Responsible Growth Subaccount	Blue Chip Subaccount	High Grade Bond Subaccount	Managed Subaccount	Money Market Subaccount	Strategic Yield Subaccount	Value Growth Subaccount

Income:
Dividends	$226,129	$2,688	$730,416	$1,236,593	$1,483,797	$128,331	$1,298,639	$505,556
Expenses:
Mortality and expense risk	(156,877)	(7,897)	(374,740)	(308,692)	(475,631)	(82,818)	(258,664)	(247,005)

Net investment income (loss)	69,252	(5,209)	355,676	927,901	1,008,166	45,513	1,039,975	258,551

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	122,915	835	(649,385)	(387,374)	794,780	—	(377,028)	640,234
Realized gain distributions	416,343	—	—	10,950	1,486,451	—	—	920,746

Total realized gain (loss) on investments	539,258	835	(649,385)	(376,424)	2,281,231	—	(377,028)	1,560,980
Change in unrealized appreciation (depreciation) of investments	(7,242,089)	(261,912)	(10,691,067)	(1,335,930)	(11,938,352)	—	(3,267,705)	(8,806,222)

Net increase (decrease) in net assets from operations	$(6,633,579)	$(266,286)	$(10,984,776)	$(784,453)	$(8,648,955)	$45,513	$(2,604,758)	$(6,986,691)

*	Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

FARM BUREAU LIFE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

	Products A and B - see Note 1

	Fidelity® Variable Insurance Products Funds*							Franklin Templeton Variable Insurance Products Trust*

	Contrafund Subaccount	Growth Subaccount	Fidelity Growth & Income Subaccount	High Income - SC2 Subaccount	Index 500 Subaccount	Mid-Cap - SC2 Subaccount	Overseas Subaccount	Franklin Real Estate Subaccount

Income:
Dividends	$349,152	$108,190	$65,697	$357,051	$363,265	$36,356	$223,836	$73,786
Expenses:
Mortality and expense risk	(437,732)	(168,209)	(68,552)	(54,449)	(210,258)	(188,179)	(106,938)	(88,653)

Net investment income (loss)	(88,580)	(60,019)	(2,855)	302,602	153,007	(151,823)	116,898	(14,867)

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(279,084)	(208,529)	24,684	(222,205)	50,930	(285,225)	368,287	(1,922,961)
Realized gain distributions	1,006,343	—	610,952	—	183,740	2,530,819	1,034,805	2,015,210

Total realized gain (loss) on investments	727,259	(208,529)	635,636	(222,205)	234,670	2,245,594	1,403,092	92,249
Change in unrealized appreciation (depreciation) of investments	(19,511,206)	(7,799,435)	(3,446,741)	(1,273,667)	(7,995,225)	(9,520,773)	(6,318,482)	(3,761,661)

Net increase (decrease) in net assets from operations	$(18,872,527)	$(8,067,983)	$(2,813,960)	$(1,193,270)	$(7,607,548)	$(7,427,002)	$(4,798,492)	$(3,684,279)

*	Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

FARM BUREAU LIFE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

	Products A and B - see Note 1

	Franklin Templeton Variable Insurance Products Trust*					J.P. Morgan Series Trust II*		Summit Mutual Funds, Inc. - Pinnacle Series*

	Franklin Small Cap Value Securities Subaccount	Franklin Small-Mid Cap Growth Securities Subaccount	Franklin U.S. Government Subaccount	Mutual Shares Securities Subaccount	Templeton Growth Securities Subaccount	Mid-Cap Value Subaccount	Small Company Subaccount	NASDAQ 100 Index Subaccount

Income:
Dividends	$95,378	$—	$718,511	$124,368	$91,739	$60,341	$9,053	$2,455
Expenses:
Mortality and expense risk	(100,992)	(79,901)	(175,508)	(51,816)	(62,987)	(68,359)	(58,805)	(67,123)

Net investment income (loss)	(5,614)	(79,901)	543,003	72,552	28,752	(8,018)	(49,752)	(64,668)

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(69,627)	(92,732)	(54,679)	25,479	(1,826)	51,548	(223,960)	111,030
Realized gain distributions	660,568	822,552	—	176,893	361,507	409,039	509,410	—

Total realized gain (loss) on investments	590,941	729,820	(54,679)	202,372	359,681	460,587	285,450	111,030
Change in unrealized appreciation (depreciation) of investments	(3,656,905)	(4,065,056)	347,747	(2,165,012)	(3,137,082)	(2,643,995)	(1,984,031)	(2,838,018)

Net increase (decrease) in net assets from operations	$(3,071,578)	$(3,415,137)	$836,071	$(1,890,088)	$(2,748,649)	$(2,191,426)	$(1,748,333)	$(2,791,656)

*	Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

FARM BUREAU LIFE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

	Products A and B - see Note 1

	Summit Mutual Funds, Inc. - Pinnacle Series*		T. Rowe Price Equity Series, Inc.*				T. Rowe Price International Series, Inc.*

	Russell 2000 Small Cap Index Subaccount	S&P MidCap 400 Index Subaccount	Equity Income Subaccount	Mid-Cap Growth Subaccount	New America Growth Subaccount	Personal Strategy Balanced Subaccount	International Stock Subaccount

Income:
Dividends	$163,205	$190,997	$629,831	$—	$—	$450,017	$73,357
Expenses:
Mortality and expense risk	(102,698)	(112,951)	(329,024)	(118,658)	(59,144)	(230,225)	(46,939)

Net investment income (loss)	60,507	78,046	300,807	(118,658)	(59,144)	219,792	26,418

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(57,580)	98,695	(124,159)	347,686	72,585	290,936	159,084
Realized gain distributions	531,811	732,417	814,455	488,762	208,760	126,142	141,655

Total realized gain (loss) on investments	474,231	831,112	690,296	836,448	281,345	417,078	300,739
Change in unrealized appreciation (depreciation) of investments	(3,889,647)	(4,835,044)	(12,684,030)	(5,240,420)	(2,352,416)	(7,070,433)	(2,661,698)

Net increase (decrease) in net assets from operations	$(3,354,909)	$(3,925,886)	$(11,692,927)	$(4,522,630)	$(2,130,215)	$(6,433,563)	$(2,334,541)

*	Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

FARM BUREAU LIFE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

	Product C - see Note 1

	Columbia Funds Variable Insurance Trust*				DWS Variable Series I*	DWS Variable Series II*	EquiTrust Variable Insurance Series Fund*

	International Subaccount(1)	Mid Cap Value B Subaccount(1)	Small Cap Value B Subaccount(1)	Small Co. Growth B Subaccount(1)	Global Opportunities Subaccount(1)	Global Thematic Subaccount(1)	Blue Chip -SC Subaccount(1)	High Grade Bond - SC Subaccount(1)

Income:
Dividends	$414	$1,053	$42	$—	$—	$—	$—	$37,164
Expenses:
Mortality and expense risk	(70)	(1,152)	(110)	(430)	(149)	(2,144)	(2,088)	(7,611)

Net investment income (loss)	344	(99)	(68)	(430)	(149)	(2,144)	(2,088)	29,553

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(4,635)	(6,920)	(857)	(2,706)	(1,631)	(16,009)	(4,849)	(10,610)
Realized gain distributions	3,003	16,093	1,126	3,615	—	—	—	—

Total realized gain (loss) on investments	(1,632)	9,173	269	909	(1,631)	(16,009)	(4,849)	(10,610)
Change in unrealized appreciation (depreciation) of investments	(4,132)	(115,175)	(5,491)	(39,215)	(14,091)	(181,365)	(95,534)	(9,124)

Net increase (decrease) in net assets from operations	$(5,420)	$(106,101)	$(5,290)	$(38,736)	$(15,871)	$(199,518)	$(102,471)	$9,819

(1)	Period from June 9, 2008 (date operations commenced) through December 31, 2008.

*	Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

FARM BUREAU LIFE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

	Product C - see Note 1

	EquiTrust Variable Insurance Series Fund*				Fidelity® Variable Insurance Products Funds*

	Managed - SC Subaccount(1)	Money Market - SC Subaccount(1)	Strategic Yield - SC Subaccount(1)	Value Growth - SC Subaccount(1)	Contrafund - SC2 Subaccount(1)	Growth - SC2 Subaccount(1)	High Income - SC2 Subaccount(1)	Index 500 - SC2 Subaccount(1)

Income:
Dividends	$—	$355	$3,672	$—	$2,952	$260	$833	$3,138
Expenses:
Mortality and expense risk	(1,270)	(362)	(545)	(460)	(1,170)	(80)	(19)	(536)

Net investment income (loss)	(1,270)	(7)	3,127	(460)	1,782	180	814	2,602

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(1,770)	—	(434)	(926)	(1,744)	(63)	(8)	(30)
Realized gain distributions	—	—	—	—	—	—	—	—

Total realized gain (loss) on investments	(1,770)	—	(434)	(926)	(1,744)	(63)	(8)	(30)
Change in unrealized appreciation (depreciation) of investments	(31,176)	—	(14,441)	(23,271)	(103,024)	(8,204)	(1,078)	(43,738)

Net increase (decrease) in net assets from operations	$(34,216)	$(7)	$(11,748)	$(24,657)	$(102,986)	$(8,087)	$(272)	$(41,166)

(1)	Period from June 9, 2008 (date operations commenced) through December 31, 2008.

*	Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

FARM BUREAU LIFE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

	Product C - see Note 1

	Fidelity® Variable Insurance Products Funds*		Franklin Templeton Variable Insurance Products Trust*				J.P. Morgan Insurance Trust*

	Mid-Cap - SC2 Subaccount(1)	Fidelity Real Estate - SC2 Subaccount(1)	Franklin Small Cap Value Securities Subaccount(1)	Franklin U.S. Government Subaccount(1)	Mutual Shares Securities Subaccount(1)	Templeton Global Income Securities Subaccount(1)	Diversified Mid-Cap Growth Subaccount(1)	Intrepid Growth Subaccount(1)

Income:
Dividends	$521	$14,499	$—	$—	$2,077	$—	$—	$—
Expenses:
Mortality and expense risk	(1,207)	(1,405)	(1,481)	(1,681)	(320)	(550)	(923)	(1,508)

Net investment income (loss)	(686)	13,094	(1,481)	(1,681)	1,757	(550)	(923)	(1,508)

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(4,546)	(8,827)	(7,311)	362	(102)	6	(5,248)	(7,333)
Realized gain distributions	—	6,194	—	—	2,954		—	—

Total realized gain (loss) on investments	(4,546)	(2,633)	(7,311)	362	2,852	6	(5,248)	(7,333)
Change in unrealized appreciation (depreciation) of investments	(100,281)	(157,029)	(101,896)	25,336	(25,721)	5,481	(83,945)	(104,823)

Net increase (decrease) in net assets from operations	$(105,513)	$(146,568)	$(110,688)	$24,017	$(21,112)	$4,937	$(90,116)	$(113,664)

(1)	Period from June 9, 2008 (date operations commenced) through December 31, 2008.

*	Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

FARM BUREAU LIFE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

	Product C - see Note 1

	J.P. Morgan Insurance Trust*		Summit Mutual Funds, Inc. - Pinnacle Series*				T. Rowe Price Equity Series, Inc.*

	Intrepid Mid Cap Subaccount(1)	Small Cap Equity - CL2 Subaccount(1)	EAFE International Index - F Subaccount(1)	NASDAQ 100 Index Subaccount(1)	Russell 2000 Small Cap Index - F Subaccount(1)	S&P MidCap 400 Index - F Subaccount(1)	Equity Income Subaccount(1)	New America Growth Subaccount(1)

Income:
Dividends	$—	$11	$4,181	$14	$152	$46	$15,328	$—
Expenses:
Mortality and expense risk	(44)	(136)	(3,504)	(60)	(162)	(34)	(4,026)	(20)

Net investment income (loss)	(44)	(125)	677	(46)	(10)	12	11,302	(20)

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(25)	(43)	(21,249)	(24)	279	(18)	(8,782)	(19)
Realized gain distributions	—	339	—	—	461	1	—	492

Total realized gain (loss) on investments	(25)	296	(21,249)	(24)	740	(17)	(8,782)	473
Change in unrealized appreciation (depreciation) of investments	(4,494)	(10,795)	(238,157)	(6,021)	(13,470)	(2,493)	(259,112)	(2,264)

Net increase (decrease) in net assets from operations	$(4,563)	$(10,624)	$(258,729)	$(6,091)	$(12,740)	$(2,498)	$(256,592)	$(1,811)

(1)	Period from June 9, 2008 (date operations commenced) through December 31, 2008.

*	Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

FARM BUREAU LIFE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

	Product C - see Note 1

	T. Rowe Price Equity Series, Inc.*	T. Rowe Price International Series, Inc.*

	Personal Strategy Balanced Subaccount(1)	International Stock Subaccount(1)

Income:
Dividends	$417	$508
Expenses:
Mortality and expense risk	(123)	(57)

Net investment income (loss)	294	451

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(111)	(151)
Realized gain distributions	—	981

Total realized gain (loss) on investments	(111)	830

Change in unrealized appreciation (depreciation) of investments	(7,214)	(8,077)

Net increase (decrease) in net assets from operations	$(7,031)	$(6,796)

(1)	Period from June 9, 2008 (date operations commenced) through December 31, 2008.

*	Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

FARM BUREAU LIFE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Products A and B - see Note 1

	American Century Variable Portfolios, Inc.*

	American Century Mid Cap Value Subaccount		Inflation Protection Bond Subaccount		Ultra Subaccount		Value Subaccount

	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(9,070)	$(1,450)	$43,199	$3,913	$(27,281)	$(32,055)	$4,873	$(1,185)
Net realized gain (loss) on investments	(37,855)	10,480	2,164	869	297,338	95,689	30,645	8,209
Change in unrealized appreciation (depreciation) of investments	(176,198)	(74,315)	(107,109)	10,108	(1,423,858)	400,070	(189,528)	(49,298)

Net increase (decrease) in net assets from operations	(223,123)	(65,285)	(61,746)	14,890	(1,153,801)	463,704	(154,010)	(42,274)
Contract transactions:
Transfers of net premiums	91,059	315,660	301,463	86,965	183,912	259,200	64,778	206,553
Transfers of surrenders and death benefits	(17,672)	(8,144)	(72,395)	(10,074)	(189,615)	(309,447)	(30,097)	(81,574)
Transfers of administrative and other charges	(707)	(246)	(588)	(157)	(2,961)	(2,960)	(546)	(98)
Transfers between subaccounts, including
Declared Interest Option account	(19,377)	463,890	576,358	355,846	(62,430)	(108,915)	96,284	299,480

Net increase (decrease) in net assets from contract transactions	53,303	771,160	804,838	432,580	(71,094)	(162,122)	130,419	424,361

Total increase (decrease) in net assets	(169,820)	705,875	743,092	447,470	(1,224,895)	301,582	(23,591)	382,087
Net assets at beginning of period	834,239	128,364	485,197	37,727	2,743,361	2,441,779	462,572	80,485

Net assets at end of period	$664,419	$834,239	$1,228,289	$485,197	$1,518,466	$2,743,361	$438,981	$462,572

*	Fund family name provided for clarity. Please see Note 1.

See	accompanying notes.

FARM BUREAU LIFE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Products A and B - see Note 1

	American Century Variable Portfolios, Inc.*		Dreyfus Variable Investment Fund*

	Vista Subaccount		Appreciation Subaccount		Developing Leaders Subaccount		Dreyfus Growth & Income Subaccount

	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(58,399)	$(57,933)	$38,152	$2,293	$(9,557)	$(19,208)	$(8,525)	$(8,504)
Net realized gain (loss) on investments	385,569	248,136	393,586	160,259	(144,233)	539,700	173,503	165,338
Change in unrealized appreciation (depreciation) of investments	(3,287,880)	1,257,635	(2,295,918)	59,818	(1,075,817)	(992,303)	(875,259)	(37,869)

Net increase (decrease) in net assets from operations	(2,960,710)	1,447,838	(1,864,180)	222,370	(1,229,607)	(471,811)	(710,281)	118,965

Contract transactions:
Transfers of net premiums	521,162	637,363	858,959	1,674,399	280,823	468,950	142,470	258,852
Transfers of surrenders and death benefits	(418,506)	(328,384)	(653,825)	(362,271)	(206,538)	(415,573)	(175,978)	(197,744)
Transfers of administrative and other charges	(6,120)	(5,143)	(5,497)	(3,097)	(3,349)	(4,212)	(2,162)	(2,210)
Transfers between subaccounts, including Declared Interest Option account	(83,393)	419,541	156,522	493,526	(341,398)	(317,197)	(89,706)	(83,296)

Net increase (decrease) in net assets from contract transactions	13,143	723,377	356,159	1,802,557	(270,462)	(268,032)	(125,376)	(24,398)

Total increase (decrease) in net assets	(2,947,567)	2,171,215	(1,508,021)	2,024,927	(1,500,069)	(739,843)	(835,657)	94,567
Net assets at beginning of period	5,880,836	3,709,621	5,753,909	3,728,982	3,451,793	4,191,636	1,810,298	1,715,731

Net assets at end of period	$2,933,269	$5,880,836	$4,245,888	$5,753,909	$1,951,724	$3,451,793	$974,641	$1,810,298

*	Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

FARM BUREAU LIFE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Products A and B - see Note 1

	Dreyfus Variable Investment Fund*		Dreyfus Socially Responsible Growth Fund, Inc.*		EquiTrust Variable Insurance Series Fund*

	International Equity Subaccount		Socially Responsible Growth Subaccount		Blue Chip Subaccount		High Grade Bond Subaccount

	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in net assets from operations:
Net investment income (loss)	$69,252	$10,955	$(5,209)	$(7,004)	$355,676	$221,192	$927,901	$954,408
Net realized gain (loss) on investments	539,258	204,668	835	39,023	(649,385)	419,975	(376,424)	2,113
Change in unrealized appreciation (depreciation) of investments	(7,242,089)	1,215,987	(261,912)	9,447	(10,691,067)	1,109,927	(1,335,930)	23,533

Net increase (decrease) in net assets from operations	(6,633,579)	1,431,610	(266,286)	41,466	(10,984,776)	1,751,094	(784,453)	980,054

Contract transactions:
Transfers of net premiums	2,064,761	3,774,752	62,256	101,869	2,482,505	3,688,702	1,795,607	3,005,025
Transfers of surrenders and death benefits	(1,149,259)	(587,803)	(63,588)	(28,363)	(3,744,168)	(4,002,874)	(3,493,531)	(2,069,873)
Transfers of administrative and other charges	(16,855)	(7,348)	(908)	(953)	(43,443)	(41,786)	(28,377)	(19,616)
Transfers between subaccounts, including Declared Interest Option account	288,597	3,126,022	(35,022)	(50,070)	(687,386)	469,801	(1,089,123)	1,717,561

Net increase (decrease) in net assets from contract transactions	1,187,244	6,305,623	(37,262)	22,483	(1,992,492)	113,843	(2,815,424)	2,633,097

Total increase (decrease) in net assets	(5,446,335)	7,737,233	(303,548)	63,949	(12,977,268)	1,864,937	(3,599,877)	3,613,151
Net assets at beginning of period	14,018,652	6,281,419	748,894	684,945	36,164,601	34,299,664	25,471,335	21,858,184

Net assets at end of period	$8,572,317	$14,018,652	$445,346	$748,894	$23,187,333	$36,164,601	$21,871,458	$25,471,335

*	Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

FARM BUREAU LIFE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Products A and B - see Note 1

	EquiTrust Variable Insurance Series Fund*

	Managed Subaccount		Money Market Subaccount		Strategic Yield Subaccount		Value Growth Subaccount

	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,008,166	$630,652	$45,513	$178,101	$1,039,975	$1,060,159	$258,551	$96,394
Net realized gain (loss) on investments	2,281,231	3,014,002	—	—	(377,028)	5,645	1,560,980	1,723,138
Change in unrealized appreciation (depreciation) of investments	(11,938,352)	(1,760,271)	—	—	(3,267,705)	(598,622)	(8,806,222)	(972,529)

Net increase (decrease) in net assets from operations	(8,648,955)	1,884,383	45,513	178,101	(2,604,758)	467,182	(6,986,691)	847,003

Contract transactions:
Transfers of net premiums	2,149,949	3,030,839	8,982,952	23,999,641	1,690,442	2,707,508	1,515,874	2,466,915
Transfers of surrenders and death benefits	(3,761,405)	(3,866,049)	(1,080,664)	(1,596,623)	(2,605,713)	(2,063,974)	(2,304,011)	(2,444,608)
Transfers of administrative and other charges	(39,588)	(39,677)	(5,362)	(4,491)	(23,999)	(19,711)	(26,906)	(24,322)
Transfers between subaccounts, including Declared Interest Option account	(1,710,140)	542,991	(9,427,424)	(18,993,807)	(1,347,194)	923,882	(432,210)	844,374

Net increase (decrease) in net assets from contract transactions	(3,361,184)	(331,896)	(1,530,498)	3,404,720	(2,286,464)	1,547,705	(1,247,253)	842,359

Total increase (decrease) in net assets	(12,010,139)	1,552,487	(1,484,985)	3,582,821	(4,891,222)	2,014,887	(8,233,944)	1,689,362
Net assets at beginning of period	43,094,595	41,542,108	7,444,703	3,861,882	21,997,717	19,982,830	22,845,877	21,156,515

Net assets at end of period	$31,084,456	$43,094,595	$5,959,718	$7,444,703	$17,106,495	$21,997,717	$14,611,933	$22,845,877

*	Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

FARM BUREAU LIFE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Products A and B - see Note 1

	Fidelity® Variable Insurance Products Funds*

	Contrafund Subaccount		Growth Subaccount		Fidelity Growth & Income Subaccount		High Income - SC2 Subaccount

	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(88,580)	$(76,206)	$(60,019)	$(66,631)	$(2,855)	$39,704	$302,602	$344,231
Net realized gain (loss) on investments	727,259	10,561,659	(208,529)	(835,460)	635,636	453,187	(222,205)	(22,063)
Change in unrealized appreciation (depreciation) of investments	(19,511,206)	(5,178,158)	(7,799,435)	4,624,291	(3,446,741)	189,658	(1,273,667)	(277,042)

Net increase (decrease) in net assets from operations	(18,872,527)	5,307,295	(8,067,983)	3,722,200	(2,813,960)	682,549	(1,193,270)	45,126

Contract transactions:
Transfers of net premiums	3,842,632	6,144,177	872,654	981,116	392,486	571,579	245,279	744,791
Transfers of surrenders and death benefits	(3,422,665)	(3,268,964)	(1,398,482)	(1,851,936)	(641,447)	(862,420)	(386,927)	(416,544)
Transfers of administrative and other charges	(38,255)	(31,612)	(39,432)	(18,418)	(7,009)	(7,435)	(5,093)	(4,531)
Transfers between subaccounts, including Declared Interest Option account	467,903	3,561,800	(483,232)	(1,280,466)	(134,744)	(10,795)	(360,304)	365,298

Net increase (decrease) in net assets from contract transactions	849,615	6,405,401	(1,048,492)	(2,169,704)	(390,714)	(309,071)	(507,045)	689,014

Total increase (decrease) in net assets	(18,022,912)	11,712,696	(9,116,475)	1,552,496	(3,204,674)	373,478	(1,700,315)	734,140
Net assets at beginning of period	42,072,710	30,360,014	17,564,289	16,011,793	6,875,533	6,502,055	4,887,660	4,153,520

Net assets at end of period	$24,049,798	$42,072,710	$8,447,814	$17,564,289	$3,670,859	$6,875,533	$3,187,345	$4,887,660

*	Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

FARM BUREAU LIFE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Products A and B - see Note 1

	Fidelity® Variable Insurance Products Funds* Products *						Franklin Templeton Variable Insurance Products Trust*

	Index 500 Subaccount		Mid-Cap - SC2 Subaccount		Overseas Subaccount		Franklin Real Estate Subaccount

	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in net assets from operations:
Net investment income (loss)	$153,007	$480,309	$(151,823)	$(125,542)	$116,898	$203,024	$(14,867)	$145,704
Net realized gain (loss) on investments	234,670	87,544	2,245,594	2,273,730	1,403,092	922,097	92,249	1,035,191
Change in unrealized appreciation (depreciation) of investments	(7,995,225)	250,816	(9,520,773)	(77,150)	(6,318,482)	180,592	(3,761,661)	(4,253,293)

Net increase (decrease) in net assets from operations	(7,607,548)	818,669	(7,427,002)	2,071,038	(4,798,492)	1,305,713	(3,684,279)	(3,072,398)
Contract transactions:
Transfers of net premiums	1,125,513	1,897,975	1,361,882	2,549,057	837,041	938,284	701,308	1,627,120
Transfers of surrenders and death benefits	(1,589,873)	(1,905,973)	(1,127,629)	(1,539,831)	(841,758)	(835,260)	(803,625)	(1,253,514)
Transfers of administrative and other charges	(17,337)	(18,527)	(15,086)	(13,703)	(8,342)	(7,610)	(9,378)	(12,372)
Transfers between subaccounts, including Declared Interest Option account	(435,415)	161,708	(855,232)	916,768	(36,048)	955,489	(1,380,304)	(1,751,197)

Net increase (decrease) in net assets from contract transactions	(917,112)	135,183	(636,065)	1,912,291	(49,107)	1,050,903	(1,491,999)	(1,389,963)

Total increase (decrease) in net assets	(8,524,660)	953,852	(8,063,067)	3,983,329	(4,847,599)	2,356,616	(5,176,278)	(4,462,361)
Net assets at beginning of period	20,603,952	19,650,100	18,428,499	14,445,170	10,565,058	8,208,442	9,742,919	14,205,280

Net assets at end of period	$12,079,292	$20,603,952	$10,365,432	$18,428,499	$5,717,459	$10,565,058	$4,566,641	$9,742,919

*	Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

FARM BUREAU LIFE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Products A and B - see Note 1

	Franklin Templeton Variable Insurance Products Trust*

	Franklin Small Cap Value Securities Subaccount		Franklin Small-Mid Cap Growth Securities Subaccount		Franklin U.S. Government Subaccount		Mutual Shares Securities Subaccount

	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(5,614)	$(52,901)	$(79,901)	$(75,711)	$543,003	$324,728	$72,552	$9,372
Net realized gain (loss) on investments	590,941	1,050,012	729,820	585,486	(54,679)	(50,178)	202,372	507,810
Change in unrealized appreciation (depreciation) of investments	(3,656,905)	(1,422,532)	(4,065,056)	(51,140)	347,747	286,056	(2,165,012)	(444,020)

Net increase (decrease) in net assets from operations	(3,071,578)	(425,421)	(3,415,137)	458,635	836,071	560,606	(1,890,088)	73,162
Contract transactions:
Transfers of net premiums	963,136	1,957,455	994,551	1,710,287	1,684,044	3,554,024	363,956	627,056
Transfers of surrenders and death benefits	(882,489)	(911,004)	(647,806)	(378,885)	(1,398,405)	(685,333)	(453,175)	(467,772)
Transfers of administrative and other charges	(10,354)	(7,245)	(9,095)	(5,792)	(20,492)	(8,081)	(3,973)	(3,482)
Transfers between subaccounts, including Declared Interest Option account	(180,620)	1,226,388	368,530	1,106,291	75,476	2,337,629	(95,596)	320,766

Net increase (decrease) in net assets from contract transactions	(110,327)	2,265,594	706,180	2,431,901	340,623	5,198,239	(188,788)	476,568

Total increase (decrease) in net assets	(3,181,905)	1,840,173	(2,708,957)	2,890,536	1,176,694	5,758,845	(2,078,876)	549,730
Net assets at beginning of period	8,990,262	7,150,089	7,262,604	4,372,068	12,945,084	7,186,239	5,098,376	4,548,646

Net assets at end of period	$5,808,357	$8,990,262	$4,553,647	$7,262,604	$14,121,778	$12,945,084	$3,019,500	$5,098,376

*	Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

FARM BUREAU LIFE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Products A and B - see Note 1

	Franklin Templeton Variable Insurance Products Trust*		J.P. Morgan Series Trust II*				Summit Mutual Funds, Inc. - Pinnacle Series*

	Templeton Growth Securities Subaccount		Mid-Cap Value Subaccount		Small Company Subaccount		NASDAQ 100 Index Subaccount

	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in net assets from operations:
Net investment income (loss)	$28,752	$5,752	$(8,018)	$(26,065)	$(49,752)	$(72,883)	$(64,668)	$(3,910)
Net realized gain (loss) on investments	359,681	604,133	460,587	790,728	285,450	349,703	111,030	330,956
Change in unrealized appreciation (depreciation) of investments	(3,137,082)	(560,281)	(2,643,995)	(684,423)	(1,984,031)	(727,258)	(2,838,018)	684,777

Net increase (decrease) in net assets from operations	(2,748,649)	49,604	(2,191,426)	80,240	(1,748,333)	(450,438)	(2,791,656)	1,011,823
Contract transactions:
Transfers of net premiums	576,197	1,022,987	448,169	764,227	456,191	994,071	460,474	524,823
Transfers of surrenders and death benefits	(586,848)	(656,202)	(445,183)	(669,560)	(469,021)	(397,271)	(551,392)	(445,896)
Transfers of administrative and other charges	(5,021)	(4,469)	(6,052)	(6,469)	(6,577)	(6,075)	(6,018)	(6,142)
Transfers between subaccounts, including Declared Interest Option account	(422,774)	333,207	(512,821)	(42,506)	(463,807)	570,269	(229,369)	(398,624)

Net increase (decrease) in net assets from contract transactions	(438,446)	695,523	(515,887)	45,692	(483,214)	1,160,994	(326,305)	(325,839)

Total increase (decrease) in net assets	(3,187,095)	745,127	(2,707,313)	125,932	(2,231,547)	710,556	(3,117,961)	685,984
Net assets at beginning of period	6,704,478	5,959,351	6,728,280	6,602,348	5,626,833	4,916,277	6,755,420	6,069,436

Net assets at end of period	$3,517,383	$6,704,478	$4,020,967	$6,728,280	$3,395,286	$5,626,833	$3,637,459	$6,755,420

*	Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

FARM BUREAU LIFE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Products A and B - see Note 1

	Summit Mutual Funds, Inc. - Pinnacle Series*				T. Rowe Price Equity Series, Inc.*

	Russell 2000 Small Cap Index Subaccount		S&P MidCap 400 Index Subaccount		Equity Income Subaccount		Mid-Cap Growth Subaccount

	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in net assets from operations:
Net investment income (loss)	$60,507	$(62,558)	$78,046	$(41,715)	$300,807	$141,222	$(118,658)	$(127,330)
Net realized gain (loss) on investments	474,231	1,137,482	831,112	1,099,976	690,296	2,049,241	836,448	1,978,508
Change in unrealized appreciation (depreciation) of investments	(3,889,647)	(1,422,697)	(4,835,044)	(435,759)	(12,684,030)	(1,948,278)	(5,240,420)	(43,617)

Net increase (decrease) in net assets from operations	(3,354,909)	(347,773)	(3,925,886)	622,502	(11,692,927)	242,185	(4,522,630)	1,807,561
Contract transactions:
Transfers of net premiums	703,819	1,454,463	767,454	1,216,432	3,374,885	6,089,991	450,335	461,314
Transfers of surrenders and death benefits	(703,365)	(774,052)	(842,590)	(791,281)	(2,252,858)	(1,796,623)	(1,273,554)	(1,335,305)
Transfers of administrative and other charges	(7,488)	(7,492)	(9,239)	(9,445)	(31,239)	(18,989)	(10,105)	(11,474)
Transfers between subaccounts, including Declared Interest Option account	(143,725)	135,968	(719,210)	(632,979)	965,038	4,508,192	(621,030)	(527,848)

Net increase (decrease) in net assets from contract transactions	(150,759)	808,887	(803,585)	(217,273)	2,055,826	8,782,571	(1,454,354)	(1,413,313)

Total increase (decrease) in net assets	(3,505,668)	461,114	(4,729,471)	405,229	(9,637,101)	9,024,756	(5,976,984)	394,248
Net assets at beginning of period	9,616,778	9,155,664	10,992,493	10,587,264	29,235,821	20,211,065	12,255,760	11,861,512

Net assets at end of period	$6,111,110	$9,616,778	$6,263,022	$10,992,493	$19,598,720	$29,235,821	$6,278,776	$12,255,760

*	Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

FARM BUREAU LIFE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Products A and B - see Note 1

	T. Rowe Price Equity Series, Inc.*				T. Rowe Price International Series, Inc.*

	New America Growth Subaccount		Personal Strategy Balanced Subaccount		International Stock Subaccount

	Year Ended December 31		Year Ended December 31		Year Ended December 31
	2008	2007	2008	2007	2008	2007

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(59,144)	$(69,470)	$219,792	$205,468	$26,418	$10,001
Net realized gain (loss) on investments	281,345	699,070	417,078	2,558,537	300,739	756,590
Change in unrealized appreciation (depreciation) of investments	(2,352,416)	13,627	(7,070,433)	(1,475,385)	(2,661,698)	(295,477)

Net increase (decrease) in net assets from operations	(2,130,215)	643,227	(6,433,563)	1,288,620	(2,334,541)	471,114
Contract transactions:
Transfers of net premiums	322,545	409,485	1,327,355	1,611,878	303,018	442,234
Transfers of surrenders and death benefits	(491,576)	(577,250)	(1,799,257)	(2,135,453)	(445,027)	(334,276)
Transfers of administrative and other charges	(6,153)	(6,416)	(17,743)	(17,823)	(4,323)	(4,204)
Transfers between subaccounts, including Declared Interest Option account	(87,196)	(161,265)	(921,390)	710,252	50,803	98,784

Net increase (decrease) in net assets from contract transactions	(262,380)	(335,446)	(1,411,035)	168,854	(95,529)	202,538

Total increase (decrease) in net assets	(2,392,595)	307,781	(7,844,598)	1,457,474	(2,430,070)	673,652
Net assets at beginning of period	5,667,018	5,359,237	21,642,669	20,185,195	4,726,393	4,052,741

Net assets at end of period	$3,274,423	$5,667,018	$13,798,071	$21,642,669	$2,296,323	$4,726,393

*	Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

FARM BUREAU LIFE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Product C - see Note 1

	Columbia Funds Variable Insurance Trust*

	International Subaccount		Mid Cap Value B Subaccount		Small Cap Value B Subaccount		Small Co. Growth B Subaccount

	Period Ended December 31		Period Ended December 31		Period Ended December 31		Period Ended December 31

	2008(1)	2007	2008(1)	2007	2008(1)	2007	2008(1)	2007

Increase (decrease) in net assets from operations:
Net investment income (loss)	$344	$—	$(99)	$—	$(68)	$—	$(430)	$—
Net realized gain (loss) on investments	(1,632)	—	9,173	—	269	—	909	—
Change in unrealized appreciation (depreciation) of investments	(4,132)	—	(115,175)	—	(5,491)	—	(39,215)	—

Net increase (decrease) in net assets from operations	(5,420)	—	(106,101)	—	(5,290)	—	(38,736)	—

Contract transactions:
Transfers of net premiums	33,669	—	425,282	—	36,548	—	171,496	—
Transfers of surrenders and death benefits	(7,606)	—	(290)	—	(9,706)	—	(129)	—
Transfers of administrative and other charges	(47)	—	(1,086)	—	(76)	—	(488)	—
Transfers between subaccounts, including Declared Interest Option account	170	—	14,346	—	3,687	—	8,681	—

Net increase (decrease) in net assets from contract transactions	26,186	—	438,252	—	30,453	—	179,560	—

Total increase (decrease) in net assets	20,766	—	332,151	—	25,163	—	140,824	—
Net assets at beginning of period	—	—	—	—	—	—	—	—

Net assets at end of period	$20,766	$—	$332,151	$—	$25,163	$—	$140,824	$—

(1)	Period from June 9, 2008 (date operations commenced) through December 31, 2008.

*	Fund family name provided for clarity. Please see Note 1. See accompanying notes.

FARM BUREAU LIFE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Product C - see Note 1

	DWS Variable Series I*		DWS Variable Series II*		EquiTrust Variable Insurance Series Fund*

	Global Opportunities Subaccount		Global Thematic Subaccount		Blue Chip - SC Subaccount		High Grade Bond - SC Subaccount

	Period Ended December 31		Period Ended December 31		Period Ended December 31		Period Ended December 31

	2008(1)	2007	2008(1)	2007	2008(1)	2007	2008(1)	2007

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(149)	$—	$(2,144)	$—	$(2,088)	$—	$29,553	$—
Net realized gain (loss) on investments	(1,631)	—	(16,009)	—	(4,849)	—	(10,610)	—
Change in unrealized appreciation (depreciation) of investments	(14,091)	—	(181,365)	—	(95,534)	—	(9,124)	—

Net increase (decrease) in net assets from operations	(15,871)	—	(199,518)	—	(102,471)	—	9,819	—

Contract transactions:
Transfers of net premiums	50,946	—	893,117	—	799,573	—	2,763,962	—
Transfers of surrenders and death benefits	(7,811)	—	(9,597)	—	(773)	—	(9,060)	—
Transfers of administrative and other charges	(58)	—	(2,162)	—	(2,329)	—	(7,677)	—
Transfers between subaccounts, including Declared Interest Option account	52	—	53,385	—	(7,158)	—	(137,672)	—

Net increase (decrease) in net assets from contract transactions	43,129	—	934,743	—	789,313	—	2,609,553	—

Total increase (decrease) in net assets	27,258	—	735,225	—	686,842	—	2,619,372	—
Net assets at beginning of period	—	—	—	—	—	—	—	—

Net assets at end of period	$27,258	$—	$735,225	$—	$686,842	$—	$2,619,372	$—

(1)	Period from June 9, 2008 (date operations commenced) through December 31, 2008.

*	Fund family name provided for clarity. Please see Note 1.

See	accompanying notes.

FARM BUREAU LIFE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Product C - see Note 1

	EquiTrust Variable Insurance Series Fund*
	Managed - SC Subaccount		Money Market - SC Subaccount		Strategic Yield - SC Subaccount		Value Growth - SC Subaccount

	Period Ended December 31		Period Ended December 31		Period Ended December 31		Period Ended December 31

	2008(1)	2007	2008(1)	2007	2008(1)	2007	2008(1)	2007

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,270)	$—	$(7)	$—	$3,127	$—	$(460)	$—
Net realized gain (loss) on investments	(1,770)	—	—	—	(434)	—	(926)	—
Change in unrealized appreciation (depreciation) of investments	(31,176)	—	—	—	(14,441)	—	(23,271)	—

Net increase (decrease) in net assets from operations	(34,216)	—	(7)	—	(11,748)	—	(24,657)	—

Contract transactions:
Transfers of net premiums	680,044	—	103,580	—	198,876	—	154,850	—
Transfers of surrenders and death benefits	(2,255)	—	(2,500)	—	(1,105)	—	(1,060)	—
Transfers of administrative and other charges	(676)	—	(143)	—	(340)	—	(260)	—
Transfers between subaccounts, including Declared Interest Option account	35,880	—	—	—	23,686	—	12,141	—

Net increase (decrease) in net assets from contract transactions	712,993	—	100,937	—	221,117	—	165,671	—

Total increase (decrease) in net assets	678,777	—	100,930	—	209,369	—	141,014	—
Net assets at beginning of period	—	—	—	—	—	—	—	—

Net assets at end of period	$678,777	$—	$100,930	$—	$209,369	$—	$141,014	$—

(1)	Period from June 9, 2008 (date operations commenced) through December 31, 2008.

*	Fund family name provided for clarity. Please see Note 1.

See	accompanying notes.

FARM BUREAU LIFE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Product C - see Note 1

	Fidelity® Variable Insurance Products Funds*
	Contrafund - SC2 Subaccount		Growth - SC2 Subaccount		High Income - SC2 Subaccount		Index 500 - SC2 Subaccount

	Period Ended December 31		Period Ended December 31		Period Ended December 31		Period Ended December 31

	2008(1)	2007	2008(1)	2007	2008(1)	2007	2008(1)	2007

Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,782	$—	$180	$—	$814	$—	$2,602	$—
Net realized gain (loss) on investments	(1,744)	—	(63)	—	(8)	—	(30)	—
Change in unrealized appreciation (depreciation) of investments	(103,024)	—	(8,204)	—	(1,078)	—	(43,738)	—

Net increase (decrease) in net assets from operations	(102,986)	—	(8,087)	—	(272)	—	(41,166)	—

Contract transactions:
Transfers of net premiums	365,191	—	40,838	—	18,425	—	177,085	—
Transfers of surrenders and death benefits	(4,045)	—	—	—	—	—	(11,517)	—
Transfers of administrative and other charges	(618)	—	(76)	—	(33)	—	(367)	—
Transfers between subaccounts, including Declared Interest Option account	11,434	—	1,480	—	1,436	—	833	—

Net increase (decrease) in net assets from contract transactions	371,962	—	42,242	—	19,828	—	166,034	—

Total increase (decrease) in net assets	268,976	—	34,155	—	19,556	—	124,868	—
Net assets at beginning of period	—	—	—	—	—	—	—	—

Net assets at end of period	$268,976	$—	$34,155	$—	$19,556	$—	$124,868	$—

(1)	Period from June 9, 2008 (date operations commenced) through December 31, 2008.

*	Fund family name provided for clarity. Please see Note 1.

See	accompanying notes.

FARM BUREAU LIFE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Product C - see Note 1

	Fidelity® Variable Insurance Products Funds*				Franklin Templeton Variable Insurance Products Trust*

	Mid-Cap - SC2 Subaccount		Fidelity Real Estate - SC2 Subaccount		Franklin Small Cap Value Securities Subaccount		Franklin U.S. Government Subaccount

	Period Ended December 31		Period Ended December 31		Period Ended December 31		Period Ended December 31

	2008(1)	2007	2008(1)	2007	2008(1)	2007	2008(1)	2007

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(686)	$—	$13,094	$—	$(1,481)	$—	$(1,681)	$—
Net realized gain (loss) on investments	(4,546)	—	(2,633)	—	(7,311)	—	362	—
Change in unrealized appreciation (depreciation) of investments	(100,281)	—	(157,029)	—	(101,896)	—	25,336	—

Net increase (decrease) in net assets from operations	(105,513)	—	(146,568)	—	(110,688)	—	24,017	—

Contract transactions:
Transfers of net premiums	460,981	—	574,998	—	617,710	—	468,498	—
Transfers of surrenders and death benefits	(2,064)	—	(1,155)	—	(1,477)	—	(5,231)	—
Transfers of administrative and other charges	(1,164)	—	(1,354)	—	(1,600)	—	(875)	—
Transfers between subaccounts, including Declared Interest Option account	24,874	—	27,244	—	24,711	—	50,832	—

Net increase (decrease) in net assets from contract transactions	482,627	—	599,733	—	639,344	—	513,224	—

Total increase (decrease) in net assets	377,114	—	453,165	—	528,656	—	537,241	—
Net assets at beginning of period	—	—	—	—	—	—	—	—

Net assets at end of period	$377,114	$—	$453,165	$—	$528,656	$—	$537,241	$—

(1)	Period from June 9, 2008 (date operations commenced) through December 31, 2008.

*	Fund family name provided for clarity. Please see Note 1.

See	accompanying notes.

FARM BUREAU LIFE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Product C - see Note 1

	Franklin Templeton Variable Insurance Products Trust*				J.P. Morgan Insurance Trust*

	Mutual Shares Securities Subaccount		Templeton Global Income Securities Subaccount		Diversified Mid-Cap Growth Subaccount		Intrepid Growth Subaccount

	Period Ended December 31		Period Ended December 31		Period Ended December 31		Period Ended December 31
	2008(1)	2007	2008(1)	2007	2008(1)	2007	2008(1)	2007

Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,757	$—	$(550)	$—	$(923)	$—	$(1,508)	$—
Net realized gain (loss) on investments	2,852	—	6	—	(5,248)	—	(7,333)	—
Change in unrealized appreciation (depreciation) of investments	(25,721)	—	5,481	—	(83,945)	—	(104,823)	—

Net increase (decrease) in net assets from operations	(21,112)	—	4,937	—	(90,116)	—	(113,664)	—

Contract transactions:
Transfers of net premiums	88,885	—	129,020	—	368,227	—	633,337	—
Transfers of surrenders and death benefits	—	—	—	—	(778)	—	(1,696)	—
Transfers of administrative and other charges	(143)	—	(240)	—	(873)	—	(1,621)	—
Transfers between subaccounts, including Declared Interest Option account	1,069	—	1,074	—	16,163	—	21,798	—

Net increase (decrease) in net assets from contract transactions	89,811	—	129,854	—	382,739	—	651,818	—

Total increase (decrease) in net assets	68,699	—	134,791	—	292,623	—	538,154	—
Net assets at beginning of period	—	—	—	—	—	—	—	—

Net assets at end of period	$68,699	$—	$134,791	$—	$292,623	$—	$538,154	$—

(1)	Period from June 9, 2008 (date operations commenced) through December 31, 2008.

*	Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

FARM BUREAU LIFE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Product C - see Note 1

	J.P. Morgan Insurance Trust*				Summit Mutual Funds, Inc. - Pinnacle Series*

	Intrepid Mid Cap Subaccount		Small Cap Equity - CL2 Subaccount		EAFE International Index - F Subaccount		NASDAQ 100 Index Subaccount

	Period Ended December 31		Period Ended December 31		Period Ended December 31		Period Ended December 31
	2008(1)	2007	2008(1)	2007	2008(1)	2007	2008(1)	2007

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(44)	$—	$(125)	$—	$677	$—	$(46)	$—
Net realized gain (loss) on investments	(25)	—	296	—	(21,249)	—	(24)	—
Change in unrealized appreciation (depreciation) of investments	(4,494)	—	(10,795)	—	(238,157)	—	(6,021)	—

Net increase (decrease) in net assets from operations	(4,563)	—	(10,624)	—	(258,729)	—	(6,091)	—

Contract transactions:
Transfers of net premiums	19,369	—	45,307	—	1,432,170	—	27,016	—
Transfers of surrenders and death benefits	—	—	—	—	(2,664)	—	—	—
Transfers of administrative and other charges	(24)	—	(62)	—	(3,883)	—	(50)	—
Transfers between subaccounts, including Declared Interest Option account	—	—	—	—	63,546	—	33	—

Net increase (decrease) in net assets from contract transactions	19,345	—	45,245	—	1,489,169	—	26,999	—

Total increase (decrease) in net assets	14,782	—	34,621	—	1,230,440	—	20,908	—
Net assets at beginning of period	—	—	—	—	—	—	—	—

Net assets at end of period	$14,782	$—	$34,621	$—	$1,230,440	$—	$20,908	$—

(1)	Period from June 9, 2008 (date operations commenced) through December 31, 2008.

*	Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

FARM BUREAU LIFE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Product C - see Note 1

	Summit Mutual Funds, Inc. - Pinnacle Series*				T. Rowe Price Equity Series, Inc.*

	Russell 2000 Small Cap Index - F Subaccount		S&P MidCap 400 Index - F Subaccount		Equity Income Subaccount		New America Growth Subaccount

	Period Ended December 31		Period Ended December 31		Period Ended December 31		Period Ended December 31
	2008(1)	2007	2008(1)	2007	2008(1)	2007	2008(1)	2007

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(10)	$—	$12	$—	$11,302	$—	$(20)	$—
Net realized gain (loss) on investments	740	—	(17)	—	(8,782)	—	473	—
Change in unrealized appreciation (depreciation) of investments	(13,470)	—	(2,493)	—	(259,112)	—	(2,264)	—

Net increase (decrease) in net assets from operations	(12,740)	—	(2,498)	—	(256,592)	—	(1,811)	—

Contract transactions:
Transfers of net premiums	54,391	—	10,956	—	1,680,516	—	13,908	—
Transfers of surrenders and death benefits	(3,214)	—	—	—	(9,944)	—	—	—
Transfers of administrative and other charges	(106)	—	(36)	—	(3,932)	—	(28)	—
Transfers between subaccounts, including Declared Interest Option account	496	—	23	—	39,245	—	—	—

Net increase (decrease) in net assets from contract transactions	51,567	—	10,943	—	1,705,885	—	13,880	—

Total increase (decrease) in net assets	38,827	—	8,445	—	1,449,293	—	12,069	—
Net assets at beginning of period	—	—	—	—	—	—	—	—

Net assets at end of period	$38,827	$—	$8,445	$—	$1,449,293	$—	$12,069	$—

(1)	Period from June 9, 2008 (date operations commenced) through December 31, 2008.

*	Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

FARM BUREAU LIFE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Product C - see Note 1

	T. Rowe Price Equity Series, Inc.*		T. Rowe Price International Series, Inc.*

	Personal Strategy Balanced Subaccount		International Stock Subaccount

	Period Ended December 31		Period Ended December 31
	2008(1)	2007	2008(1)	2007

Increase (decrease) in net assets from operations:
Net investment income (loss)	$294	$—	$451	$—
Net realized gain (loss) on investments	(111)	—	830	—
Change in unrealized appreciation (depreciation) of investments	(7,214)	—	(8,077)	—

Net increase (decrease) in net assets from operations	(7,031)	—	(6,796)	—

Contract transactions:
Transfers of net premiums	40,536	—	19,126	—
Transfers of surrenders and death benefits	(189)	—	(165)	—
Transfers of administrative and other charges	(109)	—	(74)	—
Transfers between subaccounts, including Declared Interest Option account	4,082	—	3,864	—

Net increase (decrease) in net assets from contract transactions	44,320	—	22,751	—

Total increase (decrease) in net assets	37,289	—	15,955	—
Net assets at beginning of period	—	—	—	—

Net assets at end of period	$37,289	$—	$15,955	$—

(1)	Period from June 9, 2008 (date operations commenced) through December 31, 2008.

*	Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

FARM BUREAU LIFE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2008

1.    Organization and Significant Accounting Policies

Organization

Farm Bureau Life Annuity Account (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by Farm Bureau Life Insurance Company (the Company) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce, of the State of Iowa. The Account is a funding vehicle for nonparticipating variable annuity contracts (Product A), individual flexible premium deferred variable annuity contracts (Product B) and variable annuity contracts (Product C – commenced June 9, 2008) issued by the Company.

At the direction of eligible policy owners, the Account invests in sixty-three investment options in the following open-end registered investment companies (the Funds).

Subaccount	Product	Invests Exclusively in Shares of
American Century Investments:
American Century Mid Cap Value	A & B	VP Mid Cap Value Fund
Inflation Protection Bond	A & B	VP Inflation Protection Bond Fund
Ultra	A & B	VP Ultra® Fund
Value	A & B	VP Value Fund
Vista	A & B	VP VistaSM Fund
Columbia Funds Variable Insurance Trust:
International	C	International Fund – Class A
Mid Cap Value B	C	Mid Cap Value Fund – Class B
Small Cap Value B	C	Small Cap Value Fund – Class B
Small Co. Growth B	C	Small Company Growth Fund – Class B
Dreyfus Variable Investment Fund:
Appreciation	A & B	VIF Appreciation Portfolio
Developing Leaders	A & B	VIF Developing Leaders Portfolio
Dreyfus Growth & Income	A & B	VIF Growth and Income Portfolio
International Equity	A & B	VIF International Equity Portfolio
Socially Responsible Growth	A & B	Dreyfus Socially Responsible Growth Fund, Inc.

DWS Variable Series I:
Global Opportunities	C	DWS Global Opportunities VIP – Class A
DWS Variable Series II:
Global Thematic	C	DWS Global Thematic VIP – Class A
EquiTrust Variable Insurance Series Fund:
Blue Chip	A & B	Blue Chip Portfolio – Initial Class
Blue Chip – SC	C	Blue Chip Portfolio – Service Class
High Grade Bond	A & B	High Grade Bond Portfolio – Initial Class
High Grade Bond – SC	C	High Grade Bond Portfolio – Service Class
Managed	A & B	Managed Portfolio – Initial Class
Managed – SC	C	Managed Portfolio – Service Class
Money Market	A & B	Money Market Portfolio – Initial Class
Money Market – SC	C	Money Market Portfolio – Service Class
Strategic Yield	A & B	Strategic Yield Portfolio – Initial Class
Strategic Yield – SC	C	Strategic Yield Portfolio – Service Class
Value Growth	A & B	Value Growth Portfolio – Initial Class
Value Growth – SC	C	Value Growth Portfolio – Service Class

FARM BUREAU LIFE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

1.    Organization and Significant Accounting Policies (Continued)

Subaccount	Product	Invests Exclusively in Shares of
Fidelity® Variable Insurance Products Funds:
Contrafund	A & B	VIP Contrafund® Portfolio – Initial Class
Contrafund – SC2	C	VIP Contrafund® Portfolio – Service Class 2
Growth	A & B	VIP Growth Portfolio – Initial Class
Growth – SC2	C	VIP Growth Portfolio – Service Class 2
Fidelity Growth & Income	A & B	VIP Growth & Income Portfolio – Initial Class
High Income – SC2	A, B & C	VIP High Income Portfolio – Service Class 2
Index 500	A & B	VIP Index 500 Portfolio – Initial Class
Index 500 – SC2	C	VIP Index 500 Portfolio – Service Class 2
Mid-Cap – SC2	A, B & C	VIP Mid Cap Portfolio – Service Class 2
Overseas	A & B	VIP Overseas Portfolio – Initial Class
Fidelity Real Estate – SC2	C	VIP Real Estate Portfolio – Service Class 2
Franklin Templeton Variable Insurance Products Trust:
Franklin Real Estate	A & B	Franklin Global Real Estate Securities Fund – Class 2
Franklin Small Cap Value Securities	A, B & C	Franklin Small Cap Value Securities Fund – Class 2
Franklin Small-Mid Cap Growth Securities	A & B	Franklin Small-Mid Cap Growth Securities Fund – Class 2
Franklin U.S. Government	A, B & C	Franklin U.S. Government Fund – Class 2
Mutual Shares Securities	A, B & C	Mutual Shares Securities Fund – Class 2
Templeton Global Income Securities	C	Templeton Global Income Securities Fund – Class 2
Templeton Growth Securities	A & B	Templeton Growth Securities Fund – Class 2
J.P. Morgan Insurance Trust:
Diversified Mid-Cap Growth	C	Diversified Mid Cap Growth Fund – Class 1
Intrepid Growth	C	Intrepid Growth Fund – Class 1
Intrepid Mid Cap	C	Intrepid Mid Cap Fund – Class 1
Small Cap Equity – CL2	C	Small Cap Equity Fund – Class 2
J.P. Morgan Series Trust II:
Mid-Cap Value	A & B	J.P. Morgan Mid Cap Value Portfolio
Small Company	A & B	J.P. Morgan Small Company Portfolio
Summit Mutual Funds, Inc. – Pinnacle Series:
EAFE International Index – F	C	EAFE International Index Portfolio – Class F
NASDAQ 100 Index	A, B & C	NASDAQ-100 Index Portfolio
Russell 2000 Small Cap Index	A & B	Russell 2000 Small Cap Index Portfolio
Russell 2000 Small Cap Index – F	C	Russell 2000 Small Cap Index Portfolio – Class F
S&P MidCap 400 Index	A & B	S&P MidCap 400 Index Portfolio
S&P MidCap 400 Index – F	C	S&P MidCap 400 Index Portfolio – Class F

FARM BUREAU LIFE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

1.    Organization and Significant Accounting Policies (Continued)

Subaccount	Product	Invests Exclusively in Shares of
T. Rowe Price Equity Series, Inc.:
Equity Income	A, B & C	Equity Income Portfolio
Mid-Cap Growth	A & B	Mid-Cap Growth Portfolio
New America Growth	A, B & C	New America Growth Portfolio
Personal Strategy Balanced	A, B & C	Personal Strategy Balanced Portfolio
T. Rowe Price International Series, Inc.:
International Stock	A, B & C	International Stock Portfolio

The Board of Trustees of Dreyfus Variable Investment Fund voted to close the Dreyfus Variable Investment Fund Disciplined Stock Portfolio and to liquidate the discontinued fund on April 30, 2007. As a result of this announcement, the Disciplined Stock Subaccount, which invests in the Dreyfus Variable Investment Fund Disciplined Stock Portfolio, stopped being available for investment and was liquidated on April 30, 2007.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

Eligible contract owners may also allocate funds to the Declared Interest Option (DIO) account. The DIO is funded by the general account of the Company and pays interest at declared rates guaranteed for each contract year.

Investments

Investments in shares of the Funds are stated at fair value, which is the closing net asset value per share as determined by the Funds. The first-in, first-out cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

Effective January 1, 2008, the Account adopted the Statement on Financial Accounting Standards No. 157 “Fair Value Measurements” (SFAS 157). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. The inputs used in determining the fair value of the Account’s investments are summarized in three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc…)

Level 3 – significant unobservable inputs (including the Account’s own assumptions in determining the fair value of the investments)

At December 31, 2008, all valuation inputs used to determine the fair value of mutual fund shares owned by the Account were classed as Level 1.

Dividends and realized capital gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the Funds on the payable date.

FARM BUREAU LIFE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

1.    Organization and Significant Accounting Policies (Continued)

Contracts in Annuitization Period

Net assets allocated to contracts in the annuitization period are computed according to the Annuity 2000 Mortality Table, with an assumed investment return determined at the time of annuitization. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Use of Estimates in the Preparation of Financial Statements

The preparation of the Account’s financial statements and accompanying notes in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

Amounts Due To/Due From Farm Bureau Life Insurance Company

The amounts due to or from Farm Bureau Life Insurance Company represent premiums received from contract holders that have not been remitted to the Account, net of amounts due for surrenders and death benefits, as well as other policy and administrative charges.

2. Expense Charges and Related Party Transactions

Paid to the Company

The Account pays the Company certain amounts relating to the distribution and administration of the contracts funded by the Account and as reimbursement for certain mortality and other risks assumed by the Company. The following summarizes those amounts.

Mortality and Expense Risk Charges:  The Company deducts a daily mortality and expense risk charge from the Account at an effective annual rate of 1.25% for Products A and B and 1.00% for Product C, of the average daily net asset value of the Account. These charges are assessed in return for the Company’s assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with contracts issued.

Administrative Charge:  Prior to the annuity payment period, the Company will deduct an administrative charge of $40 annually on Product A contracts, $30 annually on Product B contracts and $4 monthly on Product C contracts, to reimburse it for administrative expenses related to the contract. (For Product A contracts issued prior to May 1, 2006, the annual administrative charge is $30.) A portion of this charge may be deducted from funds held in the fixed interest subaccount.

Surrender Charge:  A surrender charge is imposed in the event of a full or partial surrender during the first six contract years for Product A and B, and eight contract years for Product C. In each contract year after the first contract year, a Product A contract owner may annually surrender a maximum of 10% of the accumulated value as of the most recent prior contract anniversary without incurring a surrender charge. Product B may annually surrender a maximum of 10% of the accumulated value without incurring a surrender charge.

FARM BUREAU LIFE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

2.    Expense Charges and Related Party Transactions (Continued)

Product C contract owners may annually surrender a maximum of 10% of the accumulated value as of the most recent prior contract anniversary without incurring a surrender charge. The amount charged for Product A, B and C is 7%, 6% and 8%, respectively, of the amount surrendered during the first contract year. The charge declines by 1% in each of the next five and eight contract years, respectively. No surrender charge is deducted if the partial surrender or surrender occurs after the surrender period has been exhausted.

Transfer Charge: Transfer charges for Product A, C and B of $10, $10 and $25, respectively, may be imposed for the thirteenth and each subsequent transfer between subaccounts in any one contract year.

Paid to Affiliates

Management fees are paid indirectly to EquiTrust Investment Management Services, Inc., an affiliate of the Company, in its capacity as manager of the EquiTrust Variable Insurance Series Fund. The management agreement provides for an annual fee based on the portfolio’s average daily net assets as follows: Blue Chip Portfolio – 0.20%, High Grade Bond Portfolio – 0.30%, Managed Portfolio – 0.45%, Money Market Portfolio – 0.25%, Strategic Yield Portfolio – 0.45%, and Value Growth Portfolio – 0.45%. In addition, the 0.25% 12b-1 fee from EquiTrust Variable Insurance Series Fund, Service Class shares is paid to EquiTrust Marketing Services, LLC.

3. Federal Income Taxes

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

4. Purchases and Sales of Investment Securities

The aggregate cost of investment securities purchased and proceeds from investment securities sold by subaccount were as follows during the period ended December 31, 2008:

Subaccount	Cost of Purchases	Proceeds from Sales
Products A and B:
American Century Variable Portfolios, Inc.:
American Century Mid Cap Value	$232,414	$188,181
Inflation Protection Bond	1,463,911	615,874
Ultra	722,294	462,640
Value	269,267	76,706
Vista	1,099,918	909,529

FARM BUREAU LIFE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

4.    Purchases and Sales of Investment Securities (Continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Products A and B (continued):
Dreyfus Variable Investment Fund:
Appreciation	$1,715,997	$932,740
Developing Leaders	578,951	716,152
Dreyfus Growth & Income	396,191	342,016
International Equity	3,920,585	2,247,746
Dreyfus Socially Responsible Growth Fund, Inc.:
Socially Responsible Growth	83,555	126,026
EquiTrust Variable insurance Series Fund:
Blue Chip	2,502,260	4,139,076
High Grade Bond	3,660,651	5,537,224
Managed	4,632,352	5,498,919
Money Market	10,595,803	12,080,788
Strategic Yield	3,361,925	4,608,414
Value Growth	2,751,058	2,819,014
Fidelity® Variable Insurance Products Funds:
Contrafund	6,200,746	4,433,368
Growth	840,821	1,949,332
Fidelity Growth & Income	1,144,356	926,973
High Income—SC2	834,066	1,038,509
Index 500	1,876,563	2,456,928
Mid-Cap—SC2	4,751,141	3,008,210
Overseas	2,476,591	1,373,995
Franklin Templeton Variable Insurance Products Trust:
Franklin Real Estate	3,404,056	2,895,712
Franklin Small Cap Value Securities	1,934,581	1,389,954
Franklin Small-Mid Cap Growth Securities	2,175,527	726,696
Franklin U.S. Government	3,299,836	2,416,210
Mutual Shares Securities	923,397	862,740
Templeton Growth Securities	1,237,021	1,285,208
J.P. Morgan Series Trust II:
Mid-Cap Value	1,223,343	1,338,209
Small Company	1,052,038	1,075,594
Summit Mutual Funds, Inc.—Pinnacle Series:
NASDAQ 100 Index	595,529	986,502
Russell 2000 Small Cap Index	1,830,822	1,389,263
S&P MidCap 400 Index	1,758,495	1,751,617
T. Rowe Price Equity Series, Inc.:
Equity Income	6,052,148	2,881,060
Mid-Cap Growth	842,602	1,926,852
New America Growth	570,106	682,870
Personal Strategy Balanced	1,941,110	3,006,211
T. Rowe Price International Series, Inc.:
International Stock	737,577	665,033

FARM BUREAU LIFE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

4.    Purchases and Sales of Investment Securities (Continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Product C:
Columbia Funds Variable Insurance Trust:
International	$37,238	$7,705
Mid Cap Value B	487,081	32,835
Small Cap Value B	41,370	9,859
Small Co. Growth B	199,159	16,414
DWS Variable Series I:
Global Opportunities	50,978	7,998
DWS Variable Series II:
Global Thematic	1,002,278	69,679
EquiTrust Variable Insurance Series Fund:
Blue Chip—SC	864,752	77,527
High Grade Bond—SC	3,000,937	361,831
Managed—SC	757,756	46,033
Money Market—SC	103,906	2,976
Strategic Yield—SC	227,469	3,225
Value Growth—SC	168,502	3,291
Fidelity® Variable Insurance Products Funds:
Contrafund—SC2	398,531	24,787
Growth—SC2	42,535	113
High Income—SC2	20,668	26
Index 500—SC2	182,085	13,449
Mid-Cap—SC2	512,907	30,966
Fidelity Real Estate—SC2	701,279	82,258
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities	689,422	51,559
Franklin U.S. Government	518,982	7,439
Mutual Shares Securities	94,943	421
Templeton Global Income Securities	130,018	714
J.P. Morgan Insurance Trust:
Diversified Mid Cap Growth	407,841	26,025
Intrepid Growth	702,306	51,996
Intrepid Mid Cap	19,361	60
Small Cap Equity—CL2	45,638	179
Summit Mutual Funds, Inc.—Pinnacle Series:
EAFE International Index—F	1,613,155	123,309
NASDAQ 100 Index	27,041	88
Russell 2000 Small Cap Index—F	56,459	4,441
S&P MidCap 400 Index—F	11,018	62
T. Rowe Price Equity Series, Inc.:
Equity Income	1,848,009	130,822
New America Growth	14,388	36
Personal Strategy Balanced	45,760	1,146
T. Rowe Price International Series, Inc.:
International Stock	24,448	265

FARM BUREAU LIFE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

5.    Summary of Changes from Unit Transactions

Transactions in units of each subaccount were as follows for the periods ended December 31, 2008 and 2007:

	Period Ended December 31
	2008			2007
Subaccount	Purchased	Redeemed	Net Increase (Decrease)	Purchased	Redeemed	Net Increase (Decrease)
Products A and B:
American Century Variable Portfolios, Inc.:
American Century Mid Cap Value	23,260	18,312	4,948	71,538	7,615	63,923
Inflation Protection Bond	123,897	53,631	70,266	46,046	5,741	40,305
Ultra	34,149	43,082	(8,933)	42,703	56,228	(13,525)
Value	20,880	7,414	13,466	50,582	14,488	36,094
Vista	52,434	57,292	(4,858)	75,045	37,997	37,048
Dreyfus Variable Investment Fund:
Appreciation	100,148	74,339	25,809	189,119	55,304	133,815
Developing Leaders	40,777	64,334	(23,557)	38,584	57,558	(18,974)
Dreyfus Growth & Income	18,213	30,095	(11,882)	22,639	24,746	(2,107)
International Equity	152,581	112,360	40,221	285,860	15,569	270,291
Dreyfus Socially Responsible Growth Fund, Inc.:
Socially Responsible Growth	8,196	13,468	(5,272)	11,978	10,054	1,924
EquiTrust Variable Insurance Series Fund:
Blue Chip	71,024	159,485	(88,461)	126,479	123,156	3,323
High Grade Bond	123,507	275,138	(151,631)	220,716	82,948	137,768
Managed	67,443	214,266	(146,823)	121,740	134,969	(13,229)
Money Market	742,379	850,891	(108,512)	1,681,374	1,435,565	245,809
Strategic Yield	99,732	219,189	(119,457)	161,266	87,249	74,017
Value Growth	79,451	167,403	(87,952)	172,971	126,596	46,375
Fidelity® Variable Insurance Products Funds:
Contrafund	323,470	306,925	16,545	501,535	114,680	386,855
Growth	79,550	199,210	(119,660)	69,777	289,225	(219,448)
Fidelity Growth & Income	44,915	86,049	(41,134)	61,607	88,357	(26,750)
High Income—SC2	32,443	68,729	(36,286)	79,244	36,313	42,931
Index 500	135,682	241,607	(105,925)	172,596	159,977	12,619
Mid-Cap—SC2	107,567	152,511	(44,944)	167,988	83,495	84,493
Overseas	89,410	105,589	(16,179)	140,503	75,507	64,996
Franklin Templeton Variable Insurance Products Trust:
Franklin Real Estate	91,562	194,530	(102,968)	99,781	181,286	(81,505)
Franklin Small Cap Value Securities	65,732	76,489	(10,757)	152,558	45,514	107,044
Franklin Small-Mid Cap Growth Securities	109,207	58,263	50,944	196,871	31,110	165,761
Franklin U.S. Government	209,957	181,485	28,472	490,064	45,725	444,339
Mutual Shares Securities	43,403	57,859	(14,456)	88,258	60,773	27,485
Templeton Growth Securities	56,676	87,728	(31,052)	92,014	52,038	39,976

FARM BUREAU LIFE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

5.    Summary of Changes from Unit Transactions (Continued)

	Period Ended December 31
	2008			2007
Subaccount	Purchased	Redeemed	Net Increase (Decrease)	Purchased	Redeemed	Net Increase (Decrease)
Products A and B (continued):
J.P. Morgan Series Trust II:
Mid-Cap Value	42,611	73,197	(30,586)	54,397	52,083	2,314
Small Company	37,457	72,785	(35,328)	95,442	30,835	64,607
Summit Mutual Funds, Inc.—Pinnacle Series:
NASDAQ 100 Index	45,679	70,763	(25,084)	32,065	53,077	(21,012)
Russell 2000 Small Cap Index	70,518	83,891	(13,373)	100,469	58,601	41,868
S&P MidCap 400 Index	49,787	100,625	(50,838)	61,321	73,491	(12,170)
T. Rowe Price Equity Series, Inc.:
Equity Income	331,525	215,104	116,421	602,751	52,836	549,915
Mid-Cap Growth	20,597	101,919	(81,322)	28,361	100,598	(72,237)
New America Growth	40,887	69,439	(28,552)	51,548	85,582	(34,034)
Personal Strategy Balanced	93,035	201,377	(108,342)	136,627	124,654	11,973
T. Rowe Price International Series, Inc.:
International Stock	45,575	59,517	(13,942)	60,218	45,655	14,563
Product C:
Columbia Funds Variable Insurance Trust:
International	4,393	944	3,449	—	—	—
Mid Cap Value B	58,851	3,704	55,147	—	—	—
Small Cap Value B	4,193	945	3,248	—	—	—
Small Co. Growth B	24,493	1,828	22,665	—	—	—
DWS Variable Series I:
Global Opportunities	5,838	945	4,893	—	—	—
DWS Variable Series II:
Global Thematic	140,365	8,716	131,649	—	—	—
EquiTrust Variable Insurance Series Fund:
Blue Chip—SC	100,267	8,535	91,732	—	—	—
High Grade Bond—SC	300,256	35,874	264,382	—	—	—
Managed—SC	87,375	4,708	82,667	—	—	—
Money Market—SC	10,354	261	10,093	—	—	—
Strategic Yield—SC	23,649	298	23,351	—	—	—
Value Growth—SC	19,677	377	19,300	—	—	—
Fidelity® Variable Insurance Products Funds:
Contrafund—SC2	45,156	2,558	42,598	—	—	—
Growth—SC2	5,861	5	5,856	—	—	—
High Income—SC2	2,623	1	2,622	—	—	—
Index 500—SC2	18,830	1,287	17,543	—	—	—
Mid-Cap—SC2	63,857	3,479	60,378	—	—	—
Fidelity Real Estate—SC2	91,022	9,623	81,399	—	—	—

FARM BUREAU LIFE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

5.    Summary of Changes from Unit Transactions (Continued)

	Period Ended December 31
	2008			2007
Subaccount	Purchased	Redeemed	Net Increase (Decrease)	Purchased	Redeemed	Net Increase (Decrease)
Product C (continued):
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities	88,973	6,096	82,877	—	—	—
Franklin U.S. Government	51,096	546	50,550	—	—	—
Mutual Shares Securities	9,436	12	9,424	—	—	—
Templeton Global Income Securities	12,962	16	12,946	—	—	—
J.P. Morgan Insurance Trust:
Diversified Mid-Cap Growth	54,080	3,147	50,933	—	—	—
Intrepid Growth	89,806	6,009	83,797	—	—	—
Intrepid Mid Cap	2,174	2	2,172	—	—	—
Small Cap Equity—CL2	4,931	5	4,926	—	—	—
Summit Mutual Funds, Inc.—Pinnacle Series:
EAFE International Index—F	210,554	14,469	196,085	—	—	—
NASDAQ 100 Index	3,151	3	3,148	—	—	—
Russell 2000 Small Cap Index—F	5,616	398	5,218	—	—	—
S&P MidCap 400 Index—F	1,295	3	1,292	—	—	—
T. Rowe Price Equity Series, Inc.:
Equity Income	224,916	14,346	210,570	—	—	—
New America Growth	1,846	2	1,844	—	—	—
Personal Strategy Balanced	5,096	111	4,985	—	—	—
T. Rowe Price International Series, Inc.:
International Stock	2,839	33	2,806	—	—	—

6.    Unit Values

The following summarizes units outstanding, unit values, and net assets at December 31, 2008, 2007, 2006, 2005 and 2004, and investment income ratios, expense ratios, and total return ratios for the periods then ended:

	As of December 31			Investment Income Ratio(1)	Expense Ratio(2)	Total Return(3)
Subaccount	Units	Unit Value(4)	Net Assets
Products A and B:
American Century Variable Portfolios, Inc.:
American Century Mid Cap Value:
2008	80,014	$8.30	$664,419	0.10%	1.25%	(25.29)%
2007	75,066	11.11	834,239	0.99	1.25	(3.56)
2006(5)	11,143	11.52	128,364	1.36	1.25	15.20
Inflation Protection Bond:
2008	114,278	10.75	1,228,289	5.09	1.25	(2.45)
2007	44,012	11.02	485,197	4.25	1.25	8.25
2006(5)	3,707	10.18	37,727	1.51	1.25	1.80

FARM BUREAU LIFE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

6.    Unit Values (Continued)

	As of December 31			Investment Income Ratio(1)	Expense Ratio(2)	Total Return(3)
Subaccount	Units	Unit Value(4)	Net Assets
Products A and B (continued):
American Century Variable Portfolios, Inc. (continued):
Ultra:
2008	202,862	$7.49	$1,518,466	—%	1.25%	(42.16)%
2007	211,795	12.95	2,743,361	—	1.25	19.46
2006	225,320	10.84	2,441,779	—	1.25	(4.41)
2005	201,598	11.34	2,286,872	—	1.25	0.89
2004	163,290	11.24	1,835,672	—	1.25	9.34
Value:
2008	56,589	7.76	438,981	2.27	1.25	(27.68)
2007	43,123	10.73	462,572	0.90	1.25	(6.29)
2006(5)	7,029	11.45	80,485	—	1.25	14.50
Vista:
2008	282,173	10.40	2,933,269	—	1.25	(49.24)
2007	287,031	20.49	5,880,836	—	1.25	38.07
2006	249,983	14.84	3,709,621	—	1.25	7.69
2005	204,305	13.78	2,815,625	—	1.25	6.82
2004	137,087	12.90	1,768,805	—	1.25	14.16
Dreyfus Variable Investment Fund:
Appreciation:
2008	451,574	9.40	4,245,888	1.96	1.25	(30.42)
2007	425,765	13.51	5,753,909	1.30	1.25	5.79
2006	291,950	12.77	3,728,982	1.38	1.25	15.05
2005	232,767	11.10	2,584,096	0.02	1.25	3.06
2004	162,844	10.77	1,753,625	1.95	1.25	3.76
Developing Leaders:
2008	261,543	7.46	1,951,724	0.89	1.25	(38.40)
2007	285,100	12.11	3,451,793	0.76	1.25	(12.12)
2006	304,074	13.78	4,191,636	0.38	1.25	2.45
2005	278,595	13.45	3,746,694	—	1.25	4.51
2004	216,038	12.87	2,780,217	0.24	1.25	10.00
Dreyfus Growth & Income:
2008	127,774	7.63	974,641	0.65	1.25	(41.13)
2007	139,656	12.96	1,810,298	0.76	1.25	7.11
2006	141,763	12.10	1,715,731	0.79	1.25	13.08
2005	146,426	10.70	1,566,750	1.38	1.25	2.10
2004	122,298	10.48	1,281,920	1.35	1.25	6.07
International Equity:
2008	601,361	14.25	8,572,317	1.80	1.25	(42.95)
2007	561,140	24.98	14,018,652	1.35	1.25	15.65
2006	290,849	21.60	6,281,419	0.58	1.25	21.83
2005	109,580	17.73	1,942,886	0.35	1.25	13.36
2004	58,549	15.64	915,868	5.09	1.25	23.05

FARM BUREAU LIFE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

6.    Unit Values (Continued)

	As of December 31			Investment Income Ratio(1)	Expense Ratio(2)	Total Return(3)
Subaccount	Units	Unit Value(4)	Net Assets
Products A and B (continued):
Dreyfus Socially Responsible Growth Fund, Inc.:
Socially Responsible Growth:
2008	61,034	$7.30	$445,346	0.42%	1.25%	(35.34)%
2007	66,306	11.29	748,894	0.27	1.25	6.11
2006	64,382	10.64	684,945	—	1.25	7.58
2005	59,041	9.89	583,636	—	1.25	2.17
2004	43,960	9.68	425,709	0.18	1.25	4.54
EquiTrust Variable Insurance Series Fund:
Blue Chip:
2008	1,206,200	19.22	23,187,333	2.43	1.25	(31.19)
2007	1,294,661	27.93	36,164,601	1.87	1.25	5.16
2006	1,291,338	26.56	34,299,664	1.98	1.25	15.98
2005	1,436,670	22.90	32,899,758	2.02	1.25	1.01
2004	1,580,442	22.67	35,823,983	1.48	1.25	4.76
High Grade Bond:
2008	1,148,171	19.05	21,871,458	4.99	1.25	(2.81)
2007	1,299,802	19.60	25,471,335	5.29	1.25	4.20
2006	1,162,034	18.81	21,858,184	5.07	1.25	3.47
2005	1,066,678	18.18	19,387,280	4.62	1.25	1.39
2004	914,546	17.93	16,394,299	4.33	1.25	3.05
Managed:
2008	1,526,183	20.37	31,084,456	3.89	1.25	(20.92)
2007	1,673,006	25.76	43,094,595	2.72	1.25	4.55
2006	1,686,235	24.64	41,542,108	2.20	1.25	10.64
2005	1,636,807	22.27	36,452,873	1.61	1.25	3.25
2004	1,416,022	21.57	30,544,192	1.95	1.25	7.26
Money Market:
2008	421,787	14.13	5,959,718	1.93	1.25	0.64
2007	530,299	14.04	7,444,703	4.56	1.25	3.46
2006	284,490	13.57	3,861,882	4.35	1.25	3.12
2005	198,897	13.16	2,617,592	2.47	1.25	1.23
2004	157,519	13.00	2,047,605	0.71	1.25	(0.54)
Strategic Yield:
2008	924,342	18.51	17,106,495	6.26	1.25	(12.15)
2007	1,043,799	21.07	21,997,717	6.24	1.25	2.23
2006	969,782	20.61	19,982,830	6.03	1.25	5.53
2005	946,302	19.53	18,485,944	5.69	1.25	1.98
2004	777,832	19.15	14,897,598	5.97	1.25	7.58
Value Growth:
2008	1,156,469	12.63	14,611,933	2.55	1.25	(31.21)
2007	1,244,421	18.36	22,845,877	1.68	1.25	3.96
2006	1,198,046	17.66	21,156,515	1.34	1.25	10.72
2005	1,196,830	15.95	19,092,114	1.15	1.25	5.07
2004	1,244,447	15.18	18,887,237	1.05	1.25	10.16

FARM BUREAU LIFE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

6.    Unit Values (Continued)

	As of December 31			Investment Income Ratio(1)	Expense Ratio(2)	Total Return(3)
Subaccount	Units	Unit Value(4)	Net Assets
Products A and B (continued):
Fidelity® Variable Insurance Products Funds:
Contrafund:
2008	2,406,018	$10.00	$24,049,798	0.99%	1.25%	(43.21)%
2007	2,389,473	17.61	42,072,710	1.04	1.25	16.16
2006	2,002,618	15.16	30,360,014	1.33	1.25	10.33
2005	1,519,978	13.74	20,881,478	0.26	1.25	15.56
2004	1,185,002	11.89	14,094,039	0.31	1.25	14.00
Growth:
2008	1,412,718	5.98	8,447,814	0.80	1.25	(47.82)
2007	1,532,378	11.46	17,564,289	0.85	1.25	25.38
2006	1,751,826	9.14	16,011,793	0.39	1.25	5.54
2005	1,912,086	8.66	16,559,170	0.50	1.25	4.46
2004	1,973,691	8.29	16,356,911	0.25	1.25	2.09
Fidelity Growth & Income:
2008	525,169	6.99	3,670,859	1.20	1.25	(42.42)
2007	566,303	12.14	6,875,533	1.84	1.25	10.77
2006	593,053	10.96	6,502,055	0.92	1.25	11.72
2005	670,368	9.81	6,574,408	1.50	1.25	6.40
2004	717,041	9.22	6,614,555	0.86	1.25	4.42
High Income—SC2:
2008	271,653	11.73	3,187,345	8.18	1.25	(26.09)
2007	307,939	15.87	4,887,660	8.68	1.25	1.28
2006	265,008	15.67	4,153,520	8.28	1.25	9.66
2005	226,889	14.29	3,242,717	14.85	1.25	1.06
2004	154,734	14.14	2,188,421	6.30	1.25	8.02
Index 500:
2008	1,728,707	6.99	12,079,292	2.16	1.25	(37.76)
2007	1,834,632	11.23	20,603,952	3.59	1.25	4.17
2006	1,822,013	10.78	19,650,100	1.68	1.25	14.32
2005	1,865,527	9.43	17,600,165	1.68	1.25	3.51
2004	1,693,653	9.11	15,433,181	1.22	1.25	9.23
Mid-Cap—SC2:
2008	744,248	13.93	10,365,432	0.24	1.25	(40.34)
2007	789,192	23.35	18,428,499	0.50	1.25	13.90
2006	704,699	20.50	14,445,170	0.15	1.25	11.05
2005	509,580	18.46	9,407,576	—	1.25	16.54
2004	331,871	15.84	5,255,705	—	1.25	23.17
Overseas:
2008	635,573	9.00	5,717,459	2.61	1.25	(44.48)
2007	651,752	16.21	10,565,058	3.44	1.25	15.87
2006	586,756	13.99	8,208,442	0.78	1.25	16.68
2005	497,329	11.99	5,964,666	0.62	1.25	17.55
2004	453,902	10.20	4,629,599	1.07	1.25	12.21

FARM BUREAU LIFE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

6.    Unit Values (Continued)

	As of December 31			Investment Income Ratio(1)	Expense Ratio(2)	Total Return(3)
Subaccount	Units	Unit Value(4)	Net Assets
Products A and B (continued):
Franklin Templeton Variable Insurance Products Trust:
Franklin Real Estate:
2008	481,646	$9.48	$4,566,641	1.04%	1.25%	(43.13)%
2007	584,614	16.67	9,742,919	2.38	1.25	(21.85)
2006	666,119	21.33	14,205,280	2.06	1.25	19.16
2005	499,738	17.90	8,946,658	1.35	1.25	12.09
2004	214,840	15.97	3,431,440	1.74	1.25	30.15
Franklin Small Cap Value Securities:
2008	448,160	12.96	5,808,357	1.18	1.25	(33.84)
2007	458,917	19.59	8,990,262	0.65	1.25	(3.59)
2006	351,873	20.32	7,150,089	0.59	1.25	15.59
2005	196,370	17.58	3,453,093	0.74	1.25	7.39
2004	134,507	16.37	2,201,574	0.17	1.25	22.26
Franklin Small-Mid Cap Growth Securities:
2008	540,490	8.43	4,553,647	—	1.25	(43.19)
2007	489,546	14.84	7,262,604	—	1.25	9.93
2006	323,785	13.50	4,372,068	—	1.25	7.31
2005	178,905	12.58	2,250,038	—	1.25	3.54
2004	140,340	12.15	1,705,323	—	1.25	10.05
Franklin U.S. Government:
2008	1,097,849	12.86	14,121,778	5.10	1.25	6.19
2007	1,069,377	12.11	12,945,084	4.55	1.25	5.30
2006	625,038	11.50	7,186,239	4.13	1.25	2.77
2005	378,068	11.19	4,230,893	4.19	1.25	1.18
2004	309,027	11.06	3,419,129	4.92	1.25	2.12
Mutual Shares Securities:
2008	297,086	10.16	3,019,500	2.99	1.25	(37.90)
2007	311,542	16.36	5,098,376	1.43	1.25	2.19
2006	284,057	16.01	4,548,646	1.34	1.25	16.95
2005	204,657	13.69	2,802,575	0.83	1.25	9.17
2004	148,444	12.54	1,861,579	0.75	1.25	11.27
Templeton Growth Securities:
2008	362,681	9.70	3,517,383	1.82	1.25	(43.04)
2007	393,733	17.03	6,704,478	1.33	1.25	1.07
2006	353,757	16.85	5,959,351	1.34	1.25	20.36
2005	295,212	14.00	4,133,065	1.06	1.25	7.53
2004	185,609	13.02	2,416,744	1.17	1.25	14.61
J.P. Morgan Series Trust II: Mid-Cap Value:
2008	294,660	13.65	4,020,967	1.10	1.25	(34.03)
2007	325,246	20.69	6,728,280	0.88	1.25	1.17
2006	322,932	20.45	6,602,348	0.59	1.25	15.47
2005	291,410	17.71	5,162,258	0.17	1.25	7.86
2004	187,455	16.42	3,078,355	0.28	1.25	19.59

FARM BUREAU LIFE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

6.    Unit Values (Continued)

	As of December 31			Investment Income Ratio(1)	Expense Ratio(2)	Total Return(3)
Subaccount	Units	Unit Value(4)	Net Assets
Products A and B (continued):

J.P. Morgan Series Trust II (continued):
Small Company:
2008	311,889	$10.89	$3,395,286	0.19%	1.25%	(32.82)%
2007	347,217	16.21	5,626,833	0.01	1.25	(6.84)
2006	282,610	17.40	4,916,277	—	1.25	13.65
2005	160,211	15.31	2,453,274	—	1.25	2.13
2004	85,463	14.99	1,281,174	—	1.25	25.65

Summit Mutual Funds, Inc.—Pinnacle Series:
NASDAQ 100 Index:
2008	382,385	9.51	3,637,459	0.05	1.25	(42.64)
2007	407,469	16.58	6,755,420	1.19	1.25	17.01
2006	428,481	14.17	6,069,436	0.13	1.25	5.43
2005	420,790	13.44	5,657,414	0.54	1.25	—
2004	353,670	13.44	4,752,648	—	1.25	8.74
Russell 2000 Small Cap Index:
2008	507,043	12.05	6,111,110	1.98	1.25	(34.79)
2007	520,416	18.48	9,616,778	0.60	1.25	(3.40)
2006	478,548	19.13	9,155,664	0.59	1.25	16.15
2005	423,314	16.47	6,971,643	0.42	1.25	2.74
2004	283,080	16.03	4,537,852	0.16	1.25	16.24
S&P MidCap 400 Index:
2008	516,527	12.13	6,263,022	2.11	1.25	(37.38)
2007	567,365	19.37	10,992,493	0.88	1.25	6.02
2006	579,535	18.27	10,587,264	0.79	1.25	8.36
2005	503,542	16.86	8,487,796	0.47	1.25	10.63
2004	362,110	15.24	5,520,077	0.23	1.25	14.33

T. Rowe Price Equity Series, Inc.:
Equity Income:
2008	1,980,696	9.89	19,598,720	2.39	1.25	(36.93)
2007	1,864,275	15.68	29,235,821	1.79	1.25	1.95
2006	1,314,360	15.38	20,211,065	1.67	1.25	17.49
2005	906,438	13.09	11,860,849	1.67	1.25	2.67
2004	574,473	12.75	7,323,468	1.68	1.25	13.54
Mid-Cap Growth:
2008	504,272	12.45	6,278,776	—	1.25	(40.52)
2007	585,594	20.93	12,255,760	0.21	1.25	16.08
2006	657,831	18.03	11,861,512	—	1.25	5.32
2005	717,847	17.12	12,288,435	—	1.25	13.38
2004	732,303	15.10	11,061,140	—	1.25	16.87

FARM BUREAU LIFE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

6.    Unit Values (Continued)

	As of December 31			Investment Income Ratio(1)	Expense Ratio(2)	Total Return(3)
Subaccount	Units	Unit Value(4)	Net Assets
Products A and B (continued):

T. Rowe Price Equity Series, Inc. (continued):
New America Growth:
2008	514,240	$6.37	$3,274,423	—%	1.25%	(38.98)%
2007	542,792	10.44	5,667,018	—	1.25	12.38
2006	576,826	9.29	5,359,237	0.05	1.25	6.05
2005	589,611	8.76	5,167,158	—	1.25	3.18
2004	557,630	8.49	4,735,858	0.06	1.25	9.55
Personal Strategy Balanced:
2008	1,257,520	10.97	13,798,071	2.44	1.25	(30.79)
2007	1,365,862	15.85	21,642,669	2.20	1.25	6.30
2006	1,353,889	14.91	20,185,195	2.11	1.25	10.53
2005	1,264,866	13.49	17,068,521	1.81	1.25	5.06
2004	1,088,258	12.84	13,969,954	2.08	1.25	11.46

T. Rowe Price International Series, Inc. :
International Stock:
2008	327,147	7.02	2,296,323	1.95	1.25	(49.35)
2007	341,089	13.86	4,726,393	1.47	1.25	11.68
2006	326,526	12.41	4,052,741	1.22	1.25	17.63
2005	294,603	10.55	3,108,085	1.74	1.25	14.67
2004	269,908	9.20	2,484,494	1.20	1.25	12.33

Product C:

Columbia Funds Variable Insurance Trust:
International Equity:
2008(6)	3,449	$6.02	$20,766	3.33%	1.00%	(39.80)%
Mid Cap Value B:
2008(6)	55,147	6.02	332,151	0.51	1.00	(39.80)
Small Cap Value B:
2008(6)	3,248	7.75	25,163	0.21	1.00	(22.50)
Small Co. Growth B:
2008(6)	22,665	6.21	140,824	—	1.00	(37.90)

DWS Variable Series I:
Global Opportunities:
2008(6)	4,893	5.57	27,258	—	1.00	(44.30)

DWS Variable Series II:
Global Thematic:
2008(6)	131,649	5.58	735,225	—	1.00	(44.20)

EquiTrust Variable Insurance Series Fund:
Blue Chip—SC:
2008(6)	91,732	$7.49	$686,842	—%	1.00%	(25.10)%
High Grade Bond—SC:
2008(6)	264,382	9.91	2,619,372	2.72	1.00	(0.90)

FARM BUREAU LIFE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

6.    Unit Values (Continued)

	As of December 31			Investment Income Ratio(1)	Expense Ratio(2)	Total Return(3)
Subaccount	Units	Unit Value(4)	Net Assets
Product C (continued):

EquiTrust Variable Insurance Series Fund (continued):
Managed—SC:
2008(6)	82,667	$8.21	$678,777	—%	1.00%	(17.90)%
Money Market—SC:
2008(6)	10,093	10.00	100,930	0.55	1.00	—
Strategic Yield—SC:
2008(6)	23,351	8.97	209,369	3.74	1.00	(10.30)
Value Growth—SC:
2008(6)	19,300	7.31	141,014	—	1.00	(26.90)

Fidelity® Variable Insurance Products Funds:
Contrafund—SC2:
2008(6)	42,598	6.31	268,976	1.41	1.00	(36.90)
Growth—SC2:
2008(6)	5,856	5.83	34,155	1.82	1.00	(41.70)
High Income—SC2:
2008(6)	2,622	7.46	19,556	23.90	1.00	(25.40)
Index 500—SC2:
2008(6)	17,543	7.12	124,868	3.26	1.00	(28.80)
Mid-Cap—SC2:
2008(6)	60,378	6.25	377,114	0.24	1.00	(37.50)
Fidelity Real Estate—SC2:
2008(6)	81,399	5.57	453,165	5.75	1.00	(44.30)

Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities:
2008(6)	82,877	6.38	528,656	—	1.00	(36.20)
Franklin U.S. Government:
2008(6)	50,550	10.63	537,241	—	1.00	6.30
Mutual Shares Securities:
2008(6)	9,424	7.29	68,699	3.62	1.00	(27.10)
Templeton Global Income Securities:
2008(6)	12,946	10.41	134,791	—	1.00	4.10

J.P. Morgan Insurance Trust:
Diversified Mid-Cap Growth:
2008(6)	50,933	5.75	292,623	—	1.00	(42.50)
Intrepid Growth:
2008(6)	83,797	6.42	538,154	—	1.00	(35.80)
Intrepid Mid Cap:
2008(6)	2,172	$6.81	$14,782	—%	1.00%	(31.90)%
Small Cap Equity—CL2:
2008(6)	4,926	7.03	34,621	0.04	1.00	(29.70)

FARM BUREAU LIFE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

6.    Unit Values (Continued)

	As of December 31			Investment Income Ratio(1)	Expense Ratio(2)	Total Return(3)
Subaccount	Units	Unit Value(4)	Net Assets
Product C (continued):

Summit Mutual Funds, Inc.—Pinnacle Series:
EAFE International Index—F:
2008(6)	196,085	$6.28	$1,230,440	0.66%	1.00%	(37.20)%
NASDAQ 100 Index:
2008(6)	3,148	6.64	20,908	0.13	1.00	(33.60)
Russell 2000 Small Cap Index—F:
2008(6)	5,218	7.44	38,827	0.53	1.00	(25.60)
S&P MidCap 400 Index—F:
2008(6)	1,292	6.53	8,445	0.75	1.00	(34.70)

T. Rowe Price Equity Series, Inc.:
Equity Income:
2008(6)	210,570	6.88	1,449,293	2.12	1.00	(31.20)
New America Growth:
2008(6)	1,844	6.55	12,069	—	1.00	(34.50)
Personal Strategy Balanced:
2008(6)	4,985	7.48	37,289	1.89	1.00	(25.20)

T. Rowe Price International Series, Inc.:
International Stock:
2008(6)	2,806	5.69	15,955	5.04	1.00	(43.10)

(1)	These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts which commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)	These ratios represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For subaccounts which commenced during the period indicated, total return has been calculated from the date operations commenced through the end of the reporting period and has not been annualized.

(4)	There are no differences in unit value between accumulation units and units of contracts in annuitization period since there are no differences in charges that result in direct reductions of unit values.

(5)	Subaccount commenced operations on May 1, 2006.

(6)	Subaccount commenced operations on June 9, 2008.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

ON CONSOLIDATED FINANCIAL STATEMENTS

The Board of Directors and Stockholder

Farm Bureau Life Insurance Company

We have audited the accompanying consolidated balance sheets of Farm Bureau Life Insurance Company as of December 31, 2008 and 2007, and the related consolidated statements of operations, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Farm Bureau Life Insurance Company at December 31, 2008 and 2007, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles.

In 2007 the Company changed its methods of accounting for the treatment of modifications or exchanges of insurance contracts, income tax contingencies and cash flow hedges on certain fixed annuity contracts.

Des Moines, Iowa

April 17, 2009

FARM BUREAU LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS

(Dollars in thousands, except per share data)

	December 31,
	2008	2007
Assets
Investments:
Fixed maturities—available for sale, at market (amortized cost: 2008—$3,947,827; 2007—$3,936,923)	$3,389,127	$3,912,709
Equity securities—available for sale, at market (cost: 2008—$43,137; 2007—$21,110)	38,640	21,959
Mortgage loans on real estate	552,289	516,101
Derivative instruments	46	223
Investment real estate	2,559	2,559
Policy loans	164,001	160,282
Other long-term investments	1,527	1,300
Short-term investments	122,892	28,660

Total investments	4,271,081	4,643,793

Cash and cash equivalents	3,573	474
Securities and indebtedness of related parties	18,921	42,748
Accrued investment income	52,703	49,170
Amounts receivable from affiliates	1,556	—
Reinsurance recoverable	95,939	93,372
Deferred policy acquisition costs	605,905	434,555
Deferred sales inducements	9,111	6,145
Value of insurance in force acquired	63,121	41,215
Property and equipment, less allowances for depreciation of $15,307 in 2008 and $13,965 in 2007	7,314	9,642
Current income taxes recoverable	—	2,576
Deferred income tax benefit	70,685	—
Goodwill	9,939	9,939
Collateral held for securities lending and other transactions	30,568	85,802
Other assets	30,898	16,091
Assets held in separate accounts	516,251	760,864

Total assets	$5,787,565	$6,196,386

FARM BUREAU LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS (Continued)

(Dollars in thousands, except per share data)

	December 31,
	2008	2007
Liabilities and stockholder’s equity
Liabilities:
Policy liabilities and accruals:
Future policy benefits:
Interest sensitive and index products	$2,814,780	$2,640,694
Traditional life insurance and accident and health products	1,279,151	1,232,776
Unearned revenue reserve	32,281	26,200
Other policy claims and benefits	21,993	20,015

	4,148,205	3,919,685
Other policyholders’ funds:
Supplementary contracts without life contingencies	370,857	383,384
Advance premiums and other deposits	158,037	148,780
Accrued dividends	9,788	10,733

	538,682	542,897
Amounts payable to affiliates	—	3,545
Current income taxes	208	—
Deferred income taxes	—	74,061
Collateral payable for securities lending and other transactions	31,390	93,039
Other liabilities	51,714	50,218
Liabilities related to separate accounts	516,251	760,864

Total liabilities	5,286,450	5,444,309

Minority interest in subsidiaries	36	38
Stockholder’s equity:
Preferred stock, 7 1/2% cumulative, par value $50.00 per share—authorized 6,000 shares	—	—
Common stock, par value $50.00 per share—authorized 994,000 shares, issued and outstanding 50,000 shares	2,500	2,500
Additional paid-in capital	171,195	171,238
Accumulated other comprehensive loss	(253,538)	(11,784)
Retained earnings	580,922	590,085

Total stockholder’s equity	501,079	752,039

Total liabilities and stockholder’s equity	$5,787,565	$6,196,386

See accompanying notes.

FARM BUREAU LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF OPERATIONS

(Dollars in thousands)

	Year ended December 31,
	2008	2007	2006
Revenues:
Interest sensitive and index product charges	$84,187	$81,512	$76,632
Traditional life insurance premiums	145,792	140,917	134,230
Net investment income	293,132	292,669	291,642
Derivative loss	(6,510)	(1,973)	(94)
Realized gains (losses) on investments	(67,997)	8,253	13,851
Other income	3,142	2,808	1,951

Total revenues	451,746	524,186	518,212
Benefits and expenses:
Interest sensitive and index product benefits	172,964	166,431	168,763
Traditional life insurance benefits	91,506	86,126	85,776
Increase in traditional life future policy benefits	45,192	39,225	34,597
Distributions to participating policyholders	19,221	20,517	21,414
Underwriting, acquisition and insurance expenses	108,720	110,575	103,290
Interest expense	27	82	1
Other expenses	261	539	438

Total benefits and expenses	437,891	423,495	414,279

	13,855	100,691	103,933
Income taxes	(2,598)	(32,551)	(33,756)
Minority interest in losses of subsidiaries	1	3	1
Equity income (loss), net of related income taxes	(4)	1,535	1,135

Net income	$11,254	$69,678	$71,313

See accompanying notes.

FARM BUREAU LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER’S EQUITY

(Dollars in thousands)

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Total Stockholder’s Equity
Balance at January 1, 2006	$2,500	$171,222	$74,147	$553,994	$801,863
Record underfunded status of other postretirement benefit plans	—	—	(209)	—	(209)
Comprehensive income:
Net income for 2006	—	—	—	71,313	71,313
Change in net unrealized investment gains/losses	—	—	(42,792)	—	(42,792)

Total comprehensive income					28,521
Adjustment resulting from capital transactions of equity investee	—	(57)	—	—	(57)
Dividend paid to parent	—	—	—	(94,900)	(94,900)

Balance at December 31, 2006	2,500	171,165	31,146	530,407	735,218
Comprehensive income:
Net income for 2007	—	—	—	69,678	69,678
Change in net unrealized investment gains/losses	—	—	(42,910)	—	(42,910)
Change in underfunded status of other postretirement benefit plans	—	—	(20)	—	(20)

Total comprehensive income					26,748
Adjustment resulting from capital transactions of equity investee	—	73	—	—	73
Dividend paid to parent	—	—	—	(10,000)	(10,000)

Balance at December 31, 2007	2,500	171,238	(11,784)	590,085	752,039
Comprehensive loss:
Net income for 2008	—	—	—	11,254	11,254
Change in net unrealized investment gains/losses	—	—	(241,773)	—	(241,773)
Change in underfunded status of other postretirement benefit plans	—	—	19	—	19

Total comprehensive loss					(230,500)
Change in measurement date of benefit plans	—	—	—	(417)	(417)
Adjustment resulting from capital transactions of equity investee	—	(43)	—	—	(43)
Dividends paid to parent	—	—	—	(20,000)	(20,000)

Balance at December 31, 2008	$2,500	$171,195	$(253,538)	$580,922	$501,079

See accompanying notes.

FARM BUREAU LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

(Dollars in thousands)

	Year ended December 31,
	2008	2007	2006
Operating activities
Net income	$11,254	$69,678	$71,313
Adjustments to reconcile net income to net cash provided by operating activities:
Adjustments related to interest sensitive and index products:
Interest credited/index credits to account balances, excluding deferred sales inducements	131,446	134,495	133,774
Change in fair value of embedded derivatives	775	(165)	260
Charges for mortality and administration	(77,214)	(73,422)	(69,808)
Deferral of unearned revenues	1,434	1,175	948
Amortization of unearned revenue reserve	(2,103)	(2,271)	(1,633)
Provision for depreciation and amortization of property and equipment	1,342	771	970
Provision for accretion and amortization of investments	(2,685)	(6,680)	(4,146)
Realized losses (gains) on investments	67,997	(8,253)	(13,851)
Change in fair value of derivatives	4,000	79	94
Increase in traditional life and accident and health benefit accruals	46,375	40,853	39,512
Policy acquisition costs deferred	(54,941)	(54,046)	(52,006)
Amortization of deferred policy acquisition costs	33,742	34,188	24,721
Amortization of deferred sales inducements	235	310	93
Amortization of value of insurance in force	2,705	5,069	3,458
Change in accrued investment income	(3,533)	(233)	33
Change in amounts receivable from/payable to affiliates	(5,101)	(3,379)	2,044
Change in reinsurance recoverable	(2,567)	216	(11,967)
Change in current income taxes	2,784	(5,124)	(56)
Provision for deferred income taxes	(14,322)	4,094	5,972
Other	(6,498)	13,869	(18,627)

Net cash provided by operating activities	135,125	151,224	111,098

Investing activities
Sale, maturity or repayment of investments:
Fixed maturities—available for sale	385,303	387,213	297,440
Equity securities—available for sale	15,473	19,980	32,725
Mortgage loans on real estate	33,609	37,032	53,645
Derivative instruments	73	465	76
Investment real estate	—	9,741	554
Policy loans	33,941	34,963	25,458
Short-term investments—net	—	—	37,855

	468,399	489,394	447,753

FARM BUREAU LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS (Continued)

(Dollars in thousands)

	Year ended December 31,
	2008	2007	2006
Investing activities (continued)
Acquisition of investments:
Fixed maturities—available for sale	$(506,332)	$(480,068)	$(372,402)
Equity securities—available for sale	(9,155)	(143)	(256)
Mortgage loans on real estate	(69,822)	(24,220)	(45,443)
Derivative instruments	(3,023)	(5,866)	(4,188)
Investment real estate	—	(536)	—
Policy loans	(37,660)	(35,875)	(28,791)
Short-term investments—net	(94,232)	(13,850)	—

	(720,224)	(560,558)	(451,080)
Proceeds from disposal, repayments of advances and other distributions of capital from equity investees	23,420	2,127	15,131
Investments in and advances to equity investees	—	(1,850)	(4,750)
Purchases of property and equipment	(877)	(2,140)	(880)
Disposal of property and equipment	1,820	1,350	267

Net cash provided by (used in) investing activities	(227,462)	(71,677)	6,441

Financing activities
Receipts from interest sensitive and index products credited to policyholder account balances	581,602	419,655	372,927
Return of policyholder account balances on interest sensitive and index products	(466,166)	(495,254)	(424,846)
Receipts related to minority interests—net	—	6	1
Dividends paid to parent	(20,000)	(10,000)	(61,324)

Net cash provided by (used in) financing activities	95,436	(85,593)	(113,242)

Increase (decrease) in cash and cash equivalents	3,099	(6,046)	4,297
Cash and cash equivalents at beginning of year	474	6,520	2,223

Cash and cash equivalents at end of year	$3,573	$474	$6,520

Supplemental disclosures of cash flow information
Cash paid for income taxes during the year	$14,134	$34,408	$28,451
Non-cash operating activity—deferral of sales inducements	2,215	1,771	1,539
Non-cash investing activity—fixed maturities transferred to equity securities	24,218	—	—
Non-cash financing activity:	—	—	33,576
Dividend of fixed maturities to parent

See accompanying notes.

FARM BUREAU LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.    Significant Accounting Policies

Nature of Business

Farm Bureau Life Insurance Company (we or the Company), a wholly-owned subsidiary of FBL Financial Group, Inc., operates predominantly in the life insurance industry. We market individual life insurance policies and annuity contracts to Farm Bureau members and other individuals and businesses in the Midwestern and Western sections of the United States through an exclusive agency force.

Consolidation

Our consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant intercompany transactions have been eliminated.

Accounting Changes

Effective January 1, 2008, we adopted Statement of Financial Accounting Standards (Statement) No. 157, “Fair Value Measurements,” which defines fair value, establishes a framework for measuring fair value and expands the required disclosures about fair value measurements. See Note 4, “Fair Value,” for detailed information regarding our fair value measurements. The impact of adoption was to decrease the carrying value of certain investments and certain policy liabilities and accruals in our consolidated financial statements, resulting in a decrease to net income of $0.3 million. The primary impact of this change was an increase to the embedded derivatives in the index annuity reserves of $0.4 million. The impact of this change on net income was mitigated by offsets for the amortization of deferred policy acquisition costs and deferred sales inducements and income taxes.

On September 30, 2008, we adopted Financial Accounting Standards Board (FASB) Staff Position (FSP) FAS 157-3, “Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active.” This FSP clarifies the application of Statement No. 157 in a market that is not active and applies to financial assets within the scope of accounting pronouncements that require or permit fair value measurements in accordance with Statement No. 157. The impact of this adoption did not have a material effect on our consolidated financial statements.

Effective January 1, 2008, we adopted the measurement date portion of Statement No. 158, “Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans, an amendment of FASB Statements No. 87, 88, 106 and 132(R).” This portion of Statement No. 158 requires measurement of a plan’s assets and benefit obligations as of the end of the employer’s fiscal year. We adopted the measurement date portion of this Statement, using the single measurement date method, which resulted in a decrease to retained earnings totaling $0.4 million.

Effective January 1, 2008, we adopted FSP FIN 39-1, which amends certain aspects of FASB Interpretation No. 39, “Offsetting of Amounts Related to Certain Contracts—an interpretation of APB Opinion No. 10 and FASB Statement No. 105.” This FSP allows a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement. We elected to implement this statement and have adopted a policy to offset the collateral against the derivatives. At December 31, 2008, we had master netting agreements with counterparties covering cash collateral receivable totaling $8.0 million, which is netted against the fair value of interest rate swaps included in other liabilities in our consolidated balance sheet. At December 31, 2007, we had master netting agreements with counterparties covering cash collateral receivable totaling $7.5 million. The prior year balance sheet has been reclassified to reflect this change. Any excess collateral that remains after the netting is included in the collateral held or payable for securities lending and other transactions on our consolidated balance sheets. We held excess collateral totaling $0.1 million at December 31, 2007. We did not have any excess collateral at December 31, 2008. This FSP has no impact on our consolidated statements of operations.

FARM BUREAU LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

1.    Significant Accounting Policies (Continued)

During 2009, we plan to adopt Statement No. 160, “Accounting and Reporting of Noncontrolling Interest in Consolidated Financial Statements, an amendment of ARB No. 51,” which was issued by the FASB in December 2007. This Statement establishes accounting and reporting standards for the noncontrolling (minority) interest in a subsidiary, which requires that the minority interest be reported in equity, and the related net income (loss) and comprehensive income (loss) be included in the respective lines of the consolidated financial statements. This Statement is effective for the first annual reporting period beginning on or after December 15, 2008 and early adoption is prohibited. The impact of this adoption on our consolidated financial statements is expected to be immaterial and will primarily result in a reclassification of minority interest as noted above.

In November 2008, the FASB issued Emerging Issues Task Force (EITF) No. 08-6, “Equity Method Investment Accounting Considerations.” EITF No. 08-6 establishes accounting and reporting standards for valuing equity method investees and their equity transactions. EITF No. 08-6 will be effective in the first quarter of 2009 and early adoption is prohibited. We do not expect the adoption of EITF No. 08-6 to have a material impact on our consolidated financial statements.

Investments

Fixed Maturities and Equity Securities

Fixed maturity securities, comprised of bonds and redeemable preferred stocks, which may be sold, are designated as “available for sale.” Available-for-sale securities are reported at fair value and unrealized gains and losses on these securities, with the exception of unrealized gains and losses relating to the conversion feature embedded in convertible fixed maturity securities, are included directly in stockholder’s equity as a component of accumulated other comprehensive income (loss). Unrealized gains and losses relating to the conversion feature embedded in convertible fixed maturity securities are recorded as a component of derivative income (loss) in the consolidated statements of operations. The unrealized gains and losses are reduced by a provision for deferred income taxes and adjustments to deferred policy acquisition costs, deferred sales inducements, value of insurance in force acquired and unearned revenue reserve that would have been required as a charge or credit to income had such amounts been realized.

Premiums and discounts are amortized/accrued using methods which result in a constant yield over the securities’ expected lives. Amortization/accrual of premiums and discounts on mortgage and asset-backed securities incorporates prepayment assumptions to estimate the securities’ expected lives.

Equity securities, comprised of common and non-redeemable preferred stocks, are designated as “available for sale” and reported at fair value. The change in unrealized appreciation and depreciation of equity securities is included directly in stockholder’s equity, net of any related deferred income taxes, as a component of accumulated other comprehensive income (loss).

Mortgage Loans on Real Estate

Mortgage loans on real estate are reported at cost adjusted for amortization of premiums and accrual of discounts. If we determine that the value of any mortgage loan is impaired (i.e., when it is probable we will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to its fair value, which may be based upon the present value of expected future cash flows from the loan, or the fair value of the underlying collateral. The carrying value of impaired loans is reduced by the establishment of a valuation allowance, changes to which are recognized as realized gains or losses on investments. Interest income on impaired loans is recorded on a cash basis.

FARM BUREAU LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

1.    Significant Accounting Policies (Continued)

Derivative Instruments

Derivative instruments include interest rate swaps used to reduce our exposure to increases in market interest rates and call options used to fund index credits on index annuities. In addition, we have embedded derivatives associated with our index annuity business. All derivatives are measured at fair value and recognized as either assets or liabilities, net of related collateral receivable, in the consolidated balance sheets.

Interest rate swaps are carried on the consolidated balance sheets as either a derivative instrument or other liability. Prior to April 1, 2007, our interest rate swaps were accounted for as cash flow hedges. The effective portion of any unrealized gain or loss prior to that date is recorded in accumulated other comprehensive income (loss), and the net periodic interest settlement between the interest paid and the interest received is recorded as a component of interest sensitive and index product benefits.

For derivatives not designated as a hedging instrument, including the interest rate swaps after April 1, 2007, the change in fair value is recognized in earnings in the period of change. See Note 3, “Derivative Instruments,” for more information regarding our derivative instruments, embedded derivatives and the change in accounting for interest rate swaps.

Investment Real Estate

Investment real estate is reported at cost less allowances for depreciation, as applicable. The carrying value of these assets is subject to regular review. For properties not held for sale, if indicators of impairment are present and a property’s expected undiscounted cashflows are not sufficient to recover the property’s carrying value, an impairment loss is recognized and the property’s cost basis is reduced to fair value. If the fair value, less estimated sales costs, of real estate held for sale decreases to an amount lower than its carrying value, the carrying value of the real estate is reduced by the establishment of a valuation allowance, changes to which are recognized as realized gains or losses on investments. There were no real estate investments requiring a valuation allowance at December 31, 2008 or 2007.

Other Investments

Policy loans are reported at unpaid principal balance. Short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Other long-term investments include an investment deposit which is reported at amortized cost. In 2008, other long-term investments also includes our ownership interest in aircraft acquired in the troubled debt restructuring with a bond issuer that filed for bankruptcy. This investment is reported at cost, less accumulated depreciation.

Securities and indebtedness of related parties include investments in corporations and partnerships over which we may exercise significant influence. These corporations and partnerships operate predominately in the insurance, broker/dealer, investment company and real estate industries. Such investments are generally accounted for using the equity method. In applying the equity method, we record our share of income or loss reported by the equity investees. For partnerships operating in the investment company industry, this income or loss includes changes in unrealized gains and losses in the partnerships’ investment portfolios. Changes in the value of our investment in equity investees attributable to capital transactions of the investee, such as an additional offering of stock, are recorded directly to stockholder’s equity.

Collateral Held/Payable for Securities Lending and Other Transactions

We participate in a securities lending program whereby certain fixed maturity securities from our investment portfolio are loaned to other institutions for a short period of time. We require collateral equal to or greater than

FARM BUREAU LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

1.    Significant Accounting Policies (Continued)

102% of the fair value of the loaned securities and at least 100% collateral be maintained through the period the securities are on loan. The collateral is invested by the lending agent, in accordance with our guidelines, generating fee income that is recognized as net investment income over the period the securities are on loan. The collateral is accounted for as a secured borrowing and is recorded as an asset on the consolidated balance sheets, with a corresponding liability reflecting our obligation to return this collateral upon the return of the loaned securities. During the second quarter of 2008 we discontinued entering into any new securities lending agreements and we expect the existing loaned securities to decrease in 2009 as the underlying collateral matures.

We also obtain or are required to provide collateral relating to certain derivative transactions. We invest cash collateral received and record a liability for amounts owed to counterparties for these transactions. We record an asset for amounts due from counterparties when we are required to provide collateral. See Note 2, “Investment Operations,” for more information regarding our collateral.

Accrued Investment Income

We discontinue the accrual of investment income on invested assets when it is determined that collection is uncertain.

Realized Gains and Losses on Investments

Realized gains and losses on sales of investments are determined on the basis of specific identification. The carrying values of all our investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in fair value that is other than temporary, the carrying value of the investment is reduced to its fair value and a specific write down is taken. Such reductions in carrying value are recognized as realized losses on investments. For fixed maturity securities and equity securities, the fair value becomes the new cost basis for the security and the cost basis is not adjusted for subsequent recoveries in fair value. However, for fixed maturity securities for which we can reasonably estimate future cash flows after a write down, the discount or reduced premium recorded, based on the new cost basis, is amortized over the remaining life of the security. Amortization in this instance is computed using the prospective method and the current estimate of the amount and timing of future cash flows. It is difficult to estimate cash flows on securities that have been written down for an other-than-temporary impairment due to the inherent variability of cash flows associated with distressed securities. Net investment income for 2008 includes accretion totaling $0.4 million on five previously impaired securities, with maturity dates prior to 2011. Net investment income for 2007 includes accretion totaling $0.5 million on two previously impaired securities that matured in 2008. No such accretion was recorded in 2006.

Fair Values

Fair values of fixed maturity securities are based on quoted market prices in active markets when available. Fair values of fixed maturity securities that are not actively traded are estimated using valuation models that vary by asset class. See Note 4, “Fair Values of Financial Instruments,” for more information on assumptions and the amount of securities priced using the valuation models. Fair values for all securities are reviewed for reasonableness by considering overall market conditions and values for similar securities.

Fair values of the conversion features embedded in convertible fixed maturity securities are estimated using an option-pricing model. Fair values of redeemable preferred stocks, equity securities, call options and interest rate swaps are based on the latest quoted market prices, or for those stocks not readily marketable, generally at values which are representative of the fair values of comparable issues. In addition, fair values for all derivative instruments include a credit risk adjustment for the liable party.

FARM BUREAU LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

1.    Significant Accounting Policies (Continued)

Cash and Cash Equivalents

For purposes of our consolidated statements of cash flows, we consider all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents. Cash collateral received for derivative positions is invested in cash equivalents and reported with derivative instruments in the consolidated balance sheets.

Reinsurance Recoverable

We use reinsurance to manage certain risks associated with our insurance operations. These reinsurance arrangements provide for greater diversification of business, allow management to control exposure to potential risks arising from large claims and provide additional capacity for growth. For business ceded to other companies, reinsurance recoverable generally consists of the reinsurers' share of policyholder liabilities, claims and expenses, net of amounts due the reinsurers for premiums. For business assumed from other companies, reinsurance recoverable generally consists of premium receivable, net of our share of benefits and expenses we owe to the ceding company.

Deferred Policy Acquisition Costs, Deferred Sales Inducements and Value of Insurance In Force Acquired

Deferred policy acquisition costs include certain costs of acquiring new insurance business, principally commissions and other expenses related to the production of new business, to the extent recoverable from future policy revenues and gross profits. Deferred sales inducements include term conversion bonuses credited to contracts during the first contract year only. The value of insurance in force acquired represents the cost assigned to insurance contracts when an insurance company is acquired. The initial value is determined by an actuarial study using expected future gross profits as a measurement of the net present value of the insurance acquired. Interest accrued on the unamortized balance at a weighted average rate of 4.89% in 2008, 4.96% in 2007 and 4.95% in 2006.

For participating traditional life insurance, interest sensitive and index products, these costs are being amortized generally in proportion to expected gross profits (after dividends to policyholders, if applicable) from surrender charges and investment, mortality and expense margins. That amortization is adjusted retrospectively through an unlocking process when estimates of current or future gross profits/margins (including the impact of investment gains and losses) to be realized from a group of products are revised. For nonparticipating traditional life products, these costs are amortized over the premium paying period of the related policies, in proportion to the ratio of annual premium revenues to total anticipated premium revenues. Such anticipated premium revenues are estimated using the same assumptions used for computing liabilities for future policy benefits.

Property and Equipment

Property and equipment, comprised primarily of furniture, equipment and capitalized software costs, are reported at cost less allowances for depreciation and amortization. At December 31, 2008, it also included $6.6 million in assets held for sale, which are reported at fair value. Depreciation and amortization expense is computed primarily using the straight-line method over the estimated useful lives of the assets. Furniture and equipment had a carrying value of $4.7 million at December 31, 2008 and $6.5 million at December 31, 2007, and estimated useful lives that generally range from two to twenty years. Capitalized software costs had a carrying value of $2.6 million at December 31, 2008 and $3.1 million at December 31, 2007, and estimated useful lives that range from two to five years. Depreciation expense for furniture and equipment was less than $0.1 million in 2008, $0.3 million in 2007 and $0.5 million in 2006. Amortization expense for capitalized software was $1.3 million in 2008 and $0.5 million in 2007 and 2006.

FARM BUREAU LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

1.    Significant Accounting Policies (Continued)

Goodwill

Goodwill represents the excess of the amount paid to acquire a company over the fair value of its net assets acquired. Goodwill is not amortized but is subject to annual impairment testing. We test our goodwill balances by comparing the fair value of our reporting units to the carrying value of the goodwill. In the event that we were to dispose one of our reporting units, a discounted cash flow approach would be used to estimate the fair value of that reporting unit; therefore we believe this approach better approximates the fair value of our goodwill than a market capitalization approach. A number of significant assumptions and estimates are involved in the application of the discounted cash flow model to forecast operating cash flows, including future premiums, product lapses, investment yields and discount rate. Underlying assumptions are based on historical experience and our best estimates given information available at the time of testing. We have performed impairment testing using cash flow and other analyses and determined none of our goodwill was impaired as of December 31, 2008 or 2007.

Future Policy Benefits

Future policy benefit reserves for interest sensitive products are computed under a retrospective deposit method and represent policy account balances before applicable surrender charges. Future policy benefit reserves for index annuities are equal to the sum of the fair value of the embedded index options, accumulated index credits and the host contract reserve computed using a method similar to that used for interest sensitive products. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policy account balances. Interest crediting rates for interest sensitive products ranged from 3.00% to 5.50% in 2008, 2007 and 2006.

The liability for future policy benefits for direct participating traditional life insurance is based on net level premium reserves, including assumptions as to interest, mortality and other factors underlying the guaranteed policy cash values. Reserve interest assumptions are level and range from 2.00% to 6.00%. The average rate of assumed investment yields used in estimating gross margins was 6.27% in 2008, 6.32% in 2007 and 6.33% in 2006. Accrued dividends for participating business are established for anticipated amounts earned to date that have not been paid. The declaration of future dividends for participating business is at the discretion of the Board of Directors. Participating business accounted for 41% of direct receipts from policyholders during 2008 (2007 – 42% and 2006 – 43%), and represented 13% of life insurance in force at December 31, 2008 (2007 and 2006 – 14%). The liability for future policy benefits for non-participating traditional life insurance is computed using a net level method, including assumptions as to mortality, persistency and interest and includes provisions for possible unfavorable deviations.

The liabilities for future policy benefits for accident and health insurance are computed using a net level (or an equivalent) method, including assumptions as to morbidity, mortality and interest and include provisions for possible unfavorable deviations. Policy benefit claims are charged to expense in the period that the claims are incurred.

The unearned revenue reserve reflects the unamortized balance of charges assessed to interest sensitive contract holders to compensate us for services to be performed over future periods (policy initiation fees). These charges have been deferred and are being recognized in income over the period benefited using the same assumptions and factors used to amortize deferred policy acquisition costs.

Deferred Income Taxes

Deferred income tax assets or liabilities are computed based on the difference between the financial statement and income tax bases of assets and liabilities using the enacted marginal tax rate. Deferred income tax expenses or credits are based on the changes in the asset or liability from period to period.

FARM BUREAU LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

1.    Significant Accounting Policies (Continued)

Separate Accounts

The separate account assets and liabilities reported in our accompanying consolidated balance sheets represent funds that are separately administered for the benefit of certain policyholders that bear the underlying investment risk. The separate account assets and liabilities are carried at fair value. Revenues and expenses related to the separate account assets and liabilities, to the extent of benefits paid or provided to the separate account policyholders, are excluded from the amounts reported in the accompanying consolidated statements of operations.

Recognition of Premium Revenues and Costs

Revenues for interest sensitive, index and variable products consist of policy charges for the cost of insurance, asset charges, administration charges, amortization of policy initiation fees and surrender charges assessed against policyholder account balances. The timing of revenue recognition as it relates to these charges and fees is determined based on the nature of such charges and fees. Policy charges for the cost of insurance, asset charges and policy administration charges are assessed on a daily or monthly basis and are recognized as revenue when assessed and earned. Certain policy initiation fees that represent compensation for services to be provided in the future are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are determined based upon contractual terms and are recognized upon surrender of a contract. Policy benefits and claims charged to expense include interest or index amounts credited to policyholder account balances (excluding sales inducements) and benefit claims incurred in excess of policyholder account balances during the period. Changes in the reserves for the embedded derivatives in the index annuities and amortization of deferred policy acquisition costs and deferred sales inducements are recognized as expenses over the life of the policy.

Traditional life insurance premiums are recognized as revenues over the premium-paying period. Future policy benefits and policy acquisition costs are recognized as expenses over the life of the policy by means of the provision for future policy benefits and amortization of deferred policy acquisition costs and deferred sales inducements.

All insurance-related revenues, benefits and expenses are reported net of reinsurance ceded. The cost of reinsurance ceded is generally amortized over the contract periods of the reinsurance agreements. Policies and contracts assumed are accounted for in a manner similar to that followed for direct business.

Underwriting, Acquisition and Insurance Expenses

	Year ended December 31,
	2008	2007	2006
	(Dollars in thousands)
Underwriting, acquisition and insurance expenses:
Commission expense, net of deferrals	$12,614	$12,467	$12,036
Amortization of deferred policy acquisition costs	33,742	34,188	24,721
Amortization of value of insurance in force acquired	2,705	5,069	3,458
Other underwriting, acquisition and insurance expenses, net of deferrals	59,659	58,851	63,075

Total	$108,720	$110,575	$103,290

Underwriting, acquisition and insurance expenses include a pre-tax charge of $4.9 million for the year ended December 31, 2006 relating to the settlement of a lawsuit with a husband and wife who had applied for life insurance policies. The settlement ended litigation regarding the process we followed in denying insurance coverage for medical reasons. The settlement was entered into after adverse judicial rulings were made against us in June 2006. Prior to the issuance of the adverse judicial rulings, a material loss, net of insurance recoveries, was not deemed to be reasonably possible.

FARM BUREAU LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

1.    Significant Accounting Policies (Continued)

Insurance claims have been filed under our professional liability and general liability insurance policies for reimbursement of the settlement amount, but coverage has been denied, and we have made a claim against an insurance broker for breach of contractual duties. We have filed lawsuits against the insurer and the insurance broker to recover those damages. While we have received an adverse ruling in the case against the insurer at the district court level, the adverse ruling has been appealed and we continue to believe both claims are valid. Recoveries from third parties are required to be accounted for as gain contingencies and not recorded in our financial statements until the lawsuits are resolved. Accordingly, our financial statements for 2006 include the $4.9 million settlement expense, but any recoveries will be recorded in net income in the period the recovery is received.

Comprehensive Income

Unrealized gains and losses on our available-for-sale securities and a portion of our interest rate swaps are included in accumulated other comprehensive income (loss) in stockholder's equity. Other comprehensive income (loss) excludes net investment gains (losses) included in net income which represent transfers from unrealized to realized gains and losses. These amounts totaled ($37.8) million in 2008, $3.6 million in 2007 and $9.1 million in 2006. These amounts, which have been measured through the date of sale, are net of income taxes and adjustments to deferred policy acquisition costs, deferred sales inducements, value of insurance in force acquired and unearned revenue reserve totaling $29.4 million in 2008, ($2.0) million in 2007 and ($4.7) million in 2006. Beginning in 2006, other comprehensive income (loss) also includes the initial recognition and subsequent changes in the underfunded status of our single employer health and medical postretirement benefit plans totaling $0.2 million in 2008, 2007 and 2006.

Reclassifications

Certain amounts in the 2007 consolidated financial statements have been reclassified to conform to the 2008 financial statement presentation.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and the disclosure of contingent assets and liabilities. For example, significant estimates and assumptions are utilized in the valuation of investments, determination of other-than-temporary impairments of investments, amortization of deferred policy acquisition costs and deferred sales inducements, calculation of policyholder liabilities and accruals and determination of pension expense. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the consolidated financial statements.

FARM BUREAU LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    Investment Operations

Fixed Maturities and Equity Securities

Available For Sale Fixed Maturity and Equity Securities by Investment Category

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

	(Dollars in thousands)
December 31, 2008
Bonds:
Corporate securities	$2,188,349	$28,020	$(413,915)	$1,802,454
Mortgage and asset-backed securities	1,230,268	20,106	(163,623)	1,086,751
United States Government and agencies	111,118	8,537	(31)	119,624
State, municipal and other governments	413,092	2,348	(39,668)	375,772
Redeemable preferred stocks	5,000	—	(474)	4,526

Total fixed maturities	$3,947,827	$59,011	$(617,711)	$3,389,127

Equity securities	$43,137	$4,173	$(8,670)	$38,640

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

	(Dollars in thousands)
December 31, 2007
Bonds:
Corporate securities	$2,058,536	$62,972	$(63,253)	$2,058,255
Mortgage and asset-backed securities	1,198,401	8,923	(41,081)	1,166,243
United States Government and agencies	314,441	6,617	(191)	320,867
State, municipal and other governments	336,327	5,918	(4,799)	337,446
Redeemable preferred stocks	29,218	1,369	(689)	29,898

Total fixed maturities	$3,936,923	$85,799	$(110,013)	$3,912,709

Equity securities	$21,110	$916	$(67)	$21,959

Short-term investments have been excluded from the above schedules as amortized cost approximates market value for these securities. The increase in equity securities in 2008 is primarily due to the reclassification of non-redeemable perpetual preferred securities with a fair value totaling $24.9 million, which were previously classified with fixed maturity securities, and additional acquisitions of these types of securities during 2008.

FARM BUREAU LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    Investment Operations (Continued)

Available For Sale Fixed Maturity Securities by Maturity Date

	December 31, 2008
	Amortized Cost	Estimated Fair Value

	(Dollars in thousands)
Due in one year or less	$75,165	$71,029
Due after one year through five years	404,520	346,517
Due after five years through ten years	1,051,537	864,726
Due after ten years	1,181,337	1,015,578

	2,712,559	2,297,850
Mortgage and asset-backed securities	1,230,268	1,086,751
Redeemable preferred stocks	5,000	4,526

	$3,947,827	$3,389,127

Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Net Unrealized Gains (Losses) on Fixed Maturity and Equity Securities

	December 31,

	2008	2007

	(Dollars in thousands)
Unrealized appreciation (depreciation) on:
Fixed maturities—available for sale	$(558,700)	$(24,214)
Equity securities—available for sale	(4,497)	849
Interest rate swaps	(558)	567

	(563,755)	(22,798)
Adjustments for assumed changes in amortization pattern of:
Deferred policy acquisition costs	154,639	4,488
Deferred sales inducements	956	(30)
Value of insurance in force acquired	25,235	624
Unearned revenue reserve	(6,863)	(113)
Provision for deferred income taxes	136,458	6,240

	(253,330)	(11,589)
Proportionate share of net unrealized investment gains of equity investees	2	34

Net unrealized investment losses	$(253,328)	$(11,555)

The changes in net unrealized investment gains and losses are recorded net of deferred income taxes and other adjustments for assumed changes in the amortization pattern of deferred policy acquisition costs, deferred sales inducements, value of insurance in force acquired and unearned revenue reserve totaling ($299.2) million in 2008, ($43.6) million in 2007 and ($19.9) million in 2006.

FARM BUREAU LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    Investment Operations (Continued)

Fixed Maturity Securities with Unrealized Losses by Length of Time Unrealized

December 31, 2008
	Less than one year		One year or more		Total
Description of Securities	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses
	(Dollars in thousands)
Corporate securities	$836,807	$(146,177)	$543,388	$(267,738)	$1,380,195	$(413,915)
Mortgage and asset-backed securities	237,507	(32,225)	471,639	(131,398)	709,146	(163,623)
United States Government and agencies	—	—	2,462	(31)	2,462	(31)
State, municipal and other governments	214,015	(16,587)	111,587	(23,081)	325,602	(39,668)
Redeemable preferred stocks	4,526	(474)	—	—	4,526	(474)

Total fixed maturities	$1,292,855	$(195,463)	$1,129,076	$(422,248)	$2,421,931	$(617,711)

December 31, 2007
	Less than one year		One year or more		Total
Description of Securities	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses
	(Dollars in thousands)
Corporate securities	$416,549	$(22,688)	$517,364	$(40,565)	$933,913	$(63,253)
Mortgage and asset-backed securities	187,613	(12,829)	524,107	(28,252)	711,720	(41,081)
United States Government and agencies	—	—	20,362	(191)	20,362	(191)
State, municipal and other governments	53,105	(1,516)	105,856	(3,283)	158,961	(4,799)
Redeemable preferred stocks	2,325	(675)	4,986	(14)	7,311	(689)

Total fixed maturities	$659,592	$(37,708)	$1,172,675	$(72,305)	$1,832,267	$(110,013)

Included in the above table are 677 securities from 516 issuers at December 31, 2008 and 441 securities from 307 issuers at December 31, 2007. These increases are primarily due to an increase in spreads between the risk-free and corporate and other bond yields. The following summarizes the more significant unrealized losses by investment category as of December 31, 2008.

Corporate securities:    The unrealized losses on corporate securities, including redeemable preferred stocks, totaled $414.4 million, or 67.1% of our total unrealized losses. The largest losses were in the financial services sector ($475.2 million carrying value and $250.7 million unrealized loss). The largest unrealized losses in the financial services sector were in the holding and other investment offices sector ($191.0 million carrying value and $119.4 million unrealized loss) and the depository institutions sector ($146.6 million carrying value and $77.1 million unrealized loss). The majority of unrealized losses in the holding and other investment offices sector are commercial real estate investment trust bonds and synthetic collateralized debt obligations. The unrealized losses in the real estate investment trust bonds are primarily due to an increase in credit spreads due to the sector’s exposure to commercial real estate and market concerns about the ability to access the capital markets. The unrealized losses in the synthetic collateralized debt obligations are explained below. The unrealized losses in the depository institutions sector are primarily due to a decrease in market liquidity and concerns regarding the underlying credit quality of subprime and other assets held by foreign or large national and regional domestic banks.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    Investment Operations (Continued)

The manufacturing sector ($257.3 million carrying value and $61.1 million unrealized loss) had a concentration of losses in the paper and allied products sector ($36.6 million carrying value and $15.4 million unrealized loss), the transportation equipment sector ($18.0 million carrying value and $6.4 million unrealized loss) and the food and related products sector ($53.9 million carrying value and $6.2 million unrealized loss). The unrealized losses in these three sectors are due to spread widening that is the result of weaker operating results. The unrealized losses in the remaining corporate sectors are also primarily attributable to spread widening due to a decrease in market liquidity, and increase in market volatility and concerns about the general health of the economy.

Because we have the ability and intent to hold these investments until a recovery of fair value, which may be maturity, we do not consider these investments to be other-than-temporarily impaired at December 31, 2008.

Mortgage and asset-backed securities:    The unrealized losses on mortgage and asset-backed securities totaled $163.6 million, or 26.5% of our total unrealized losses, and were caused primarily by concerns regarding mortgage defaults on subprime and other risky mortgages. There were also concerns regarding potential downgrades or defaults of monoline bond insurers providing credit protection for underlying securities. These concerns resulted in spread widening in the sector as liquidity decreased in the market. We purchased most of these investments at a discount to their face amount and the contractual cash flows of these investments are based on mortgages and other assets backing the securities. Because we have the ability and intent to hold these investments until a recovery of fair value, which may be maturity, we do not consider these investments to be other-than-temporarily impaired at December 31, 2008.

United States Government and agencies:    The unrealized losses on U.S. Governments and agencies totaled less than $0.1 million, or less than 0.1% of our total unrealized losses, and were caused by spread widening. We purchased most of these investments at a discount to their face amount and the contractual cash flows of these investments are based on direct guarantees from the U.S. Government and by agencies of the U.S. Government. Because the decline in fair value is attributable to increases in general market spreads and market interest rates and not credit quality, and because we have the ability and intent to hold these investments until a recovery of fair value, which may be maturity, we do not consider these investments to be other-than-temporarily impaired at December 31, 2008.

State, municipal and other governments:    The unrealized losses on state, municipal and other governments totaled $39.7 million, or 6.4% of our total unrealized losses, and were primarily caused by general spread widening and concerns regarding the stability of the credit quality of the monoline bond insurers. We purchased most of these investments at a discount to their face amount and the contractual cash flows of these investments are based on the taxing authority of a municipality or the revenues of a municipal project. Because the decline in fair value is primarily attributable to increased spreads and concerns regarding the stability of the monoline bond insurers, and because we have the ability and intent to hold these investments until a recovery of fair value, which may be maturity, we do not consider these investments to be other-than-temporarily impaired at December 31, 2008.

Excluding mortgage and asset-backed securities, no securities from the same issuer had an aggregate unrealized loss in excess of $9.2 million at December 31, 2008. The $9.2 million unrealized loss is from one A rated security, which is a collateralized bond obligation secured by thirty-year maturity trust preferred securities and subordinated debentures of bank and thrift holding and insurance companies. This security has been impacted by the loss of market liquidity, call risk and spread widening. We have the ability and intent to hold this security until a recovery of fair value, which may be maturity and therefore, do not consider it to be other-than-temporarily impaired at December 31, 2008. With respect to mortgage and asset-backed securities not backed by the United States Government, no securities from the same issuer had an aggregate unrealized loss in excess of $25.5 million at December 31, 2008. The $25.5 million unrealized loss from one issuer relates to 14 different securities that are backed by different pools of residential mortgage loans. All of the 14 securities are rated investment grade and the

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    Investment Operations (Continued)

largest unrealized loss on any one security totaled $3.4 million at December 31, 2008. We have the intent and ability to hold these investments until a recovery of fair value, which may be at maturity, and therefore do not consider these investments to be other-than-temporary impaired at December 31, 2008.

Excluding mortgage and asset-backed securities and one collateralized debt obligation that was impaired during 2008 (see discussion that follows); our largest exposure to securities from any one issuer had an aggregate unrealized loss of $2.1 million at December 31, 2007. With respect to mortgage and asset-backed securities not backed by the United States Government, no securities from the same issuer had an aggregate unrealized loss in excess of $7.4 million at December 31, 2007. The $7.4 million unrealized loss from one issuer relates to 7 different securities that are backed by different pools of residential mortgage loans. All 7 securities are rated investment grade and the largest unrealized loss on any one security totaled $3.6 million at December 31, 2007

Our investments in synthetic collateralized debt obligations are backed by credit default swaps with no home equity exposure. These securities have a carrying value of $4.3 million and unrealized loss of $22.7 million at December 31, 2008 and a carrying value of $22.1 million and unrealized loss of $4.9 million at December 31, 2007. The unrealized loss increased in 2008 primarily due to actual defaults in the collateral, general spread widening and market concerns of increased defaults in the future. Our investment professionals have stress tested all of these securities and determined that future principal losses are not expected based on reasonably adverse conditions. Assuming a 35% recovery, on average these investments could all withstand seven to twelve more defaults without losing any principal. The number of defaults is an estimate based on the remaining credit enhancement (subordination) that remains in each security. Each default that occurs reduces subordination to the security, depending on the loss amount and exposure. Depending on the investment, the synthetic collateralized debt obligations we own have exposure to approximately 120 to 150 reference names, which results in an average default level of 5.0% to 10.0% before we would lose principal. Based on historical performance and current economic conditions, we do not expect future defaults will exceed these levels and believe the existing subordination is sufficient to maintain the value of our investments. In addition, we have the intent and ability to hold these investments until a recovery of fair value, which may be maturity; therefore we do not consider these investments to be other-than-temporarily impaired at December 31, 2008.

In addition, one collateralized debt obligation partially backed by subprime mortgages was written down during the first and second quarters of 2008 to the estimated fair value of $0.1 million. This security had an amortized cost of $6.0 million and a fair value of $0.9 million at December 31, 2007. This security was sold during the third quarter of 2008 for the estimated fair value of $0.1 million.

We also have $8.7 million of gross unrealized losses on equity securities with an estimated fair value of $17.2 million at December 31, 2008 and $0.1 million of gross unrealized losses on equity securities with an estimated fair value of $0.7 million at December 31, 2007. The majority of the unrealized losses at December 31, 2008 are attributable to perpetual preferred securities in the financial sector ($16.4 million carrying value and $8.4 million unrealized loss). These equity securities have been in an unrealized loss position for less than one year. The unrealized losses on these securities increased in 2008 due to concerns about the quality of the assets the issuers hold and uncertainty regarding when these securities will be called. These securities are similar to fixed maturities as they provide periodic cash flows, contain call features and are similarly rated and priced like other long-term callable bonds. We have the intent and ability to hold these investments until a recovery of fair value; therefore we do not consider them to be other-than-temporarily impaired at December 31, 2008.

Regarding our entire portfolio, we monitor the financial condition and operations of the issuers of securities rated below investment grade and of the issuers of certain investment grade securities on which we have concerns regarding credit quality. In determining whether or not an unrealized loss is other than temporary, we review factors such as:

•	historical operating trends;

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    Investment Operations (Continued)

•	business prospects;

•	status of the industry in which the company operates;

•	analyst ratings on the issuer and sector;

•	quality of management;

•	size of the unrealized loss;

•	level of current market interest rates compared to market interest rates when the security was purchased;

•	length of time the security has been in an unrealized loss position; and

•	our intent and ability to hold the security.

Mortgage Loans on Real Estate

Our mortgage loan portfolio consists principally of commercial mortgage loans that we have originated. Our lending policies require that the loans be collateralized by the value of the related property, establish limits on the amount that can be loaned to one borrower and require diversification by geographic location and collateral type.

We establish an allowance as needed, consisting of specific reserves, for possible losses against our mortgage loan portfolio. An allowance is needed for loans in which we do not believe we will collect all amounts due according to the contractual terms of the respective loan agreements. There were no impaired loans requiring a valuation allowance during 2008, 2007 or 2006. At December 31, 2008, we had one mortgage loan in the process of foreclosure with a current outstanding principal balance of $5.6 million and property appraised value of $6.7 million.

Components of Net Investment Income

	Year ended December 31,

	2008	2007	2006

	(Dollars in thousands)
Fixed maturities—available for sale	$248,202	$247,522	$245,593
Equity securities—available for sale	2,748	511	522
Mortgage loans on real estate	33,445	33,828	35,623
Investment real estate	—	461	435
Policy loans	9,755	9,577	9,137
Short-term investments, cash and cash equivalents	878	1,401	1,100
Prepayment fee income and other	3,600	5,364	5,436

	298,628	298,664	297,846
Less investment expenses	(5,496)	(5,995)	(6,204)

Net investment income	$293,132	$292,669	$291,642

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    Investment Operations (Continued)

Realized/Unrealized Gains (Losses)—Recorded in Income

	Year ended December 31,

	2008	2007	2006

	(Dollars in thousands)
Fixed maturities—available for sale	$(71,257)	$(186)	$(1,558)
Equity securities—available for sale	4,128	5,794	13,492
Collateral held for securities lending and other transactions	(868)	—	—
Investment real estate	—	2,645	(19)
Securities and indebtedness of related parties	—	—	1,936

Realized gains (losses) on investments	$(67,997)	$8,253	$13,851

Change in Unrealized Appreciation/Depreciation of Investments – Recorded in Accumulated Other Comprehensive Income (Loss)

	Year ended December 31,

	2008	2007	2006

	(Dollars in thousands)
Fixed maturities—available for sale	$(534,486)	$(69,252)	$(47,801)
Equity securities—available for sale	(5,346)	(13,467)	(13,416)
Interest rate swaps	(1,125)	(3,791)	(1,166)

Change in unrealized appreciation/depreciation of investments	$(540,957)	$(86,510)	$(62,383)

Sales, Maturities and Principal Repayments on Fixed Maturity Securities

	Amortized Cost	Gross Realized Gains	Gross Realized Losses	Proceeds

	(Dollars in thousands)
Year ended December 31, 2008
Scheduled principal repayments and calls—available for sale	$330,558	$—	$—	$330,558
Sales—available for sale	54,738	822	(814)	54,746

Total	$385,296	$822	$(814)	$385,304

Year ended December 31, 2007
Scheduled principal repayments and calls—available for sale	$344,531	$—	$—	$344,531
Sales—available for sale	41,476	1,315	(109)	42,682

Total	$386,007	$1,315	$(109)	$387,213

Year ended December 31, 2006
Scheduled principal repayments and calls—available for sale	$262,962	$—	$—	$262,962
Sales—available for sale	33,705	891	(118)	34,478

Total	$296,667	$891	$(118)	$297,440

Realized losses on fixed maturities totaling $71.3 million in 2008, $1.4 million in 2007 and $2.3 million in 2006 were incurred as a result of writedowns for other-than-temporary impairment of fixed maturity securities.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    Investment Operations (Continued)

Variable Interest Entities

We have investments in variable interest entities for which we are not considered the primary beneficiary. These investments consist of a real estate limited partnership and certain mezzanine commercial real estate loans on real estate properties. The real estate limited partnership had revenues totaling $3.7 million for 2008, $2.7 million for 2007 and $3.2 million for 2006. There was one real estate project in 2007 and 2006 and none in 2008. Each real estate project had assets totaling less than $5.0 million at December 31, 2007 and 2006. Our investments in these real estate projects were made during the period from 2005 to 2007. Our maximum exposure to loss is the carrying value of our investments, which totaled $12.1 million at December 31, 2008 and $13.2 million at December 31, 2007 for the real estate limited partnership and $1.1 million at December 31, 2007 for the mezzanine commercial real estate loan.

Other

We have a common stock investment in American Equity Investment Life Holding Company (AEL), valued at $0.4 million at December 31, 2008 and $12.6 million at December 31, 2007. American Equity underwrites and markets life insurance and annuity products throughout the United States. We sold a portion of our investment in AEL and realized gains totaling $4.1 million in 2008 and $6.1 million in 2007 and $13.5 million in 2006.

We paid cash dividends to FBL Financial Group, Inc. of $20.0 million in 2008 and $10.0 million in 2007.

During 2006, we sold our equity investment in Western Agricultural Insurance Company, an affiliate, at its fair market value of $7.9 million, to Farm Bureau Mutual Insurance Company (Farm Bureau Mutual), another affiliate. A realized gain of $1.9 million was recognized on this transaction.

At December 31, 2008, affidavits of deposits covering investments with a carrying value totaling $4,011.7 million were on deposit with state agencies to meet regulatory requirements. Also, fixed maturity securities with a carrying value of $41.0 million were on deposit with the Federal Home Loan Bank as collateral for our funding agreement.

At December 31, 2008, there were no commitments to provide additional funding for mortgage loans on real estate.

Securities recorded on our consolidated balance sheets with a fair value of $30.0 million at December 31, 2008 and $81.4 million at December 31, 2007 were on loan as part of our securities lending program. In addition, we were liable for cash collateral under our control from this program totaling $31.4 million at December 31, 2008 and $84.2 million at December 31, 2007.

We held cash collateral for derivative and other transactions totaling less than $0.1 million at December 31, 2008, and $8.8 million at December 31, 2007 that was invested and included in the consolidated balance sheets with corresponding amounts recorded in collateral payable for securities lending and other transactions. We paid cash collateral for derivative transactions totaling $8.0 million at December 31, 2008 and $7.5 million at December 31, 2007. Corresponding amounts are netted with the fair value of derivatives included in the consolidated balance sheets in the other liabilities line. No off-balance sheet collateral was held at December 31, 2008 or 2007.

The carrying value of investments which have been non-income producing for the twelve months preceding December 31, 2008 include real estate, fixed maturities, and equity securities totaling $1.1 million.

No investment in any entity or its affiliates (other than bonds issued by agencies of the United States Government) exceeded ten percent of stockholder’s equity at December 31, 2008.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.    Derivative Instruments

We have entered into interest rate swaps to manage interest rate risk associated with a portion of our flexible premium deferred annuity contracts. Under the interest rate swaps, we pay a fixed rate of interest and receive a floating rate of interest on a notional amount which totaled $100.0 million at December 31, 2008 and $300.0 million at December 31, 2007. These interest rate swaps effectively fix the interest crediting rate on a portion of our flexible premium deferred annuity contract liabilities thereby hedging our exposure to increases in market interest rates. Effective April 1, 2007, we adopted Statement 133 Implementation Issue No. G26, “Cash Flow Hedges: Hedging Interest Cash Flows on Variable-Rate Assets and Liabilities That Are Not Based on a Benchmark Interest Rate,” which clarified that the only permitted benchmarks are the risk-free rate and rates based on the LIBOR swap curve. Upon adoption, we were required to undesignate these hedging relationships and begin recording the net interest rate settlements on the interest rate swaps as a component of derivative income. The interest rate settlements decreased derivative income $2.5 million in 2008 and increased derivative income $2.9 million in 2007. The interest rate settlements decreased interest sensitive product benefits $1.0 million in 2007 and $3.7 million in 2006. In 2008, we experienced nonperformance by a counterparty on an interest rate swap agreement that was originally scheduled to mature on December 1, 2010. We terminated this agreement and realized a loss totaling $0.5 million.

Summary of Swaps

Maturity Date	Notional Amount	Receive Rate	Pay Rate	Carrying and Fair Value at December 31,
				2008	2007
				(dollars in thousands)
4/1/2008	$50,000	3 month LIBOR*	3.865%	$—	$120
7/1/2008	50,000	1 month LIBOR*	2.579	—	440
7/1/2008	50,000	1 month LIBOR*	2.465	—	451
1/1/2010	50,000	1 month LIBOR*	4.858	(1,860)	(1,080)
12/1/2010	50,000	1 month LIBOR*	5.040	—	(1,640)
6/1/2011	50,000	1 month LIBOR*	5.519	(4,905)	(2,554)

				$(6,765)	$(4,263)

*	London Interbank Offered Rate

We formally documented hedging relationships, including identification of the interest rate swaps as the hedging instruments and interest credited to the related flexible premium deferred annuity contract liabilities as the hedged transactions through April 1, 2007. We also documented our risk management objectives and strategies for undertaking these transactions. There was no ineffectiveness recorded in the consolidated statements of operations during 2007 or 2006 for instruments designated as hedges.

We sold index annuities from the fourth quarter of 2005 through the third quarter of 2007. Index annuities guarantee the return of principal to the contract holder and credit amounts based on a percentage of the gain in a specified market index. Most of the premium received is invested in investment grade fixed income securities and a portion of the premium received from the contract holder is used to purchase derivatives consisting of one-year call options on the S&P 500 Index to fund the index credits due to the index annuity contract holders. On the respective anniversary dates of the index annuity contracts, the market index used to compute the index credits is reset and new one-year call options are purchased to fund the next index credit. Although the call options are designed to be effective hedges from an economic standpoint, they do not meet the requirements for hedge accounting treatment under Statement No. 133, “Accounting for Derivative Instruments and Hedging Activities.” Therefore, the change in fair value of the options is recognized in earnings in the period of change. The cost of the options can be managed

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.    Derivative Instruments (Continued)

through the terms of the index annuities, which permit changes to participation rates, asset fees and/or caps, subject to guaranteed minimums. We held call options relating to this business with a fair value of less than $0.1 million at December 31, 2008 and $0.2 million at December 31, 2007. Derivative loss includes $0.5 million for 2008, $0.1 million for 2007 and ($0.1) million for 2006 relating to call option proceeds and changes in fair value.

The reserve for index annuity contracts includes a series of embedded derivatives that represent the contract holder’s right to participate in index returns over the expected lives of the applicable contracts. The reserve includes the value of the embedded forward options despite the fact that call options are not purchased for a period longer than the period of time to the next index reset date. The change in the value of this embedded derivative is included in interest sensitive and index product benefits in the consolidated statements of operations and totaled $0.8 million for 2008, ($0.2) million for 2007 and $0.3 million for 2006.

4.    Fair Values of Financial Instruments

Statement No. 107, “Disclosures About Fair Value of Financial Instruments,” requires disclosure of fair value information about financial instruments, whether or not recognized in the consolidated balance sheets, for which it is practicable to estimate value. Statement No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements and allows companies to forego the disclosures when those estimates can only be made at excessive cost.

As discussed in Note 1 above, Statement No. 157, “Fair Value Measurements,” defines fair value, establishes a framework for measuring fair value and expands the required disclosures about fair value measurements. Fair value is based on an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Statement No. 157 also establishes a hierarchal disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value. For some investments little market activity may exist and management’s determination of fair value is then based on the best information available in the circumstances, and may incorporate management’s own assumptions of what a market participant would consider for the fair value, which involves a significant degree of judgment.

The fixed income markets in 2008 experienced a period of extreme volatility and limited market liquidity conditions, which affected a broad range of asset classes and sectors. In addition, there were credit downgrade events and an increased probability of default for many fixed income instruments. These volatile market conditions increased the difficulty of valuing certain instruments as trading was less frequent and/or market data was less observable. There were certain instruments that were in active markets with significant observable data that became illiquid due to the current financial environment or market conditions. As a result, certain valuations require greater estimation and judgment as well as valuation methods which are more complex. These values may not ultimately be realizable in a market transaction, and such values may change very rapidly as market conditions change and valuation assumptions are modified.

We used the following methods and assumptions in estimating the fair value of our financial instruments in 2008. Fair values for 2007 used similar methodologies, however there were no adjustments for credit risk or adverse deviation.

Fixed maturity securities:    Fair values of fixed maturity securities are based on quoted market prices in active markets when available. Investments for which market prices are not observable are generally private investments,

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    Fair Values of Financial Instruments (Continued)

securities valued using non-binding broker quotes or securities with very little trading activity where reasonable prices from independent sources cannot be obtained. We have valued our investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis.

Equity securities:    The fair values for equity securities are based on quoted market prices, where available. For equity securities that are not actively traded, estimated fair values are based on values of comparable issues.

Mortgage loans on real estate:    Fair values are estimated by discounting expected cash flows of each loan at an interest rate equal to a spread above the U.S. Treasury bond yield that corresponds to the loan’s expected life. These spreads are based on overall market pricing of commercial mortgage loans at the time of valuation.

Derivative instruments:    Fair values for call options are based on counterparty market prices adjusted for a credit component of the counterparty. Prices are verified using analytical tools by our internal investment professionals.

Policy loans:    Fair values are estimated by discounting expected cash flows using a risk-free interest rate based on the U.S. Treasury curve.

Other long-term investments, cash and short-term investments:    Amounts are reported at historical cost, adjusted for amortization of premiums, depreciation or accrual of discounts, as applicable, which approximates the fair values due to the nature of these assets.

Securities and indebtedness of related parties:    For debt securities that are not actively traded, estimated fair values are based on values of comparable issues. We are not required to estimate fair values for investments accounted for using the equity method.

Collateral held and payable for securities lending and other transactions:    Fair values are obtained from an independent pricing source whose results undergo evaluation by our internal investment professionals.

Assets held in separate accounts:    Separate account assets are reported at estimated fair value in our consolidated balance sheets based on quoted net asset values of the underlying mutual funds.

Future policy benefits and other policyholders’ funds:    Fair values of our liabilities under contracts not involving significant mortality or morbidity risks (principally deferred annuities, deposit administration funds, funding agreements and supplementary contracts) are estimated using one of two methods. For contracts with known maturities, fair value is determined using discounted cash flow valuation techniques based on current interest rates adjusted to reflect our credit risk and an additional provision for adverse deviation. For deposit liabilities with no defined maturities, fair value is the amount payable on demand. We are not required to estimate the fair value of our liabilities under other insurance contracts.

Other liabilities:    Fair values for interest rate swaps are based on counterparty market prices adjusted for a credit component of the counterparty, net of collateral paid. Prices are verified using analytical tools by our internal investment professionals. We are not required to estimate fair value for the remainder of the other liabilities balances.

Liabilities related to separate accounts:    Separate account liabilities are estimated at cash surrender value, the cost we would incur to extinguish the liability.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    Fair Values of Financial Instruments (Continued)

Fair Values and Carrying Values of Financial Instruments

	December 31,
	2008		2007

	Carrying Value	Fair Value	Carrying Value	Fair Value

		(Dollars in thousands)
Assets
Fixed maturities—available for sale	$3,389,127	$3,389,127	$3,912,709	$3,912,709
Equity securities—available for sale	38,640	38,640	21,959	21,959
Mortgage loans on real estate	552,289	543,295	516,101	533,478
Derivative instruments	46	46	223	223
Policy loans	164,001	227,304	160,282	192,567
Other long-term investments	1,527	1,527	1,300	1,300
Cash and short-term investments	126,465	126,465	29,134	29,134
Securities and indebtedness of related parties	—	—	22,791	22,791
Collateral held for securities lending and other transactions	30,568	30,568	85,802	85,802
Assets held in separate accounts	516,251	516,251	760,864	760,864

Liabilities
Future policy benefits	$2,057,686	$1,974,498	$1,893,523	$1,859,860
Other policyholders’ funds	527,887	533,125	531,067	526,061
Collateral payable for securities lending and other transactions	31,390	31,390	93,039	93,039
Other liabilities	6,765	6,765	4,263	4,263
Liabilities related to separate accounts	516,251	500,895	760,864	739,560

Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories.

Level 1—Quoted prices are available in active markets for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are listed equities, mutual funds, money market funds and non-interest bearing cash. As required by Statement No. 157, we do not adjust the quoted price for these financial instruments, even in situations where we hold a large position and a sale could reasonably impact the quoted price.

Level 2—Pricing inputs are other than quoted prices in active markets which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methods. Financial instruments which are generally included in this category include publicly traded issues priced by independent sources, short-term securities, less liquid and restricted equity securities and over-the-counter derivatives.

Fair values of all Level 2 fixed maturity securities are obtained primarily from a variety of independent pricing sources, whose results undergo evaluation by our internal investment professionals. We generally obtain one price per security, which is compared to relevant credit information, perceived market movements and sector news. Market indices of similar rated asset class spreads are consulted for valuations and broker indications of similar securities are compared. If the issuer has had trades in similar debt outstanding but not necessarily the same rank in the capital structure, spread information is used to support fair value. If discrepancies are identified additional quotes are obtained and the quote that best reflects a fair value exit price at the reporting date is selected.

Level 3—Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument. The inputs into the determination of fair value require significant

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    Fair Values of Financial Instruments (Continued)

management judgment or estimation. Financial instruments that are included in this category generally include private corporate securities, non-binding broker and internally priced mortgage or other assets backed securities and other publicly traded issues and index annuity embedded derivatives.

Fair values of private investments are determined by reference to public market, private transactions or valuations for comparable companies or assets in the relevant asset class when such amounts are available. For other securities where an exit price based on relevant observable inputs is not obtained from quoted market prices, the fair value is determined by our investment professionals using an enhanced matrix calculation. The matrix pricing performed by pricing services and our internal investment professionals includes a discounted cash flow analysis using a spread, including the specific creditors’ credit default swap spread (if available), over U.S. Treasury bond yields, adjusted for the maturity/average life differences. Spread adjustments are intended to reflect an illiquidity premium and take into account a variety of factors including but not limited to: senior unsecured versus secured status, par amount outstanding, number of holders, maturity, average life, composition of lending group and debt rating. These valuation methodologies involve a significant degree of judgment.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument.

Valuation of our Financial Instruments by Fair Value Hierarchy Levels

	December 31, 2008

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

		(Dollars in thousands)
Assets
Fixed maturities—available for sale	$—	$2,985,602	$403,525	$3,389,127
Equity securities—available for sale	1,101	37,539	—	38,640
Derivative instruments	—	46	—	46
Other long-term investments	—	—	1,527	1,527
Cash and short-term investments	126,465	—	—	126,465
Collateral held for securities lending and other transactions	—	30,568	—	30,568
Assets held in separate accounts	516,251	—	—	516,251
Liabilities
Future policy benefits—index annuity embedded derivatives	$—	$—	$782	$782
Collateral payable for securities lending and other transactions	—	31,390	—	31,390

Approximately 11.9% of the total fixed maturities are included in the Level 3 group. The fair value of the assets and liabilities above include the financial instruments’ nonperformance risk. Nonperformance risk is the risk that the instrument will not be fulfilled and affects the value at which the instrument could be transferred in an orderly transaction. The nonperformance risk for our assets was valued at less than $0.1 million at December 31, 2008. The nonperformance risk for our liabilities was valued at $0.2 million at December 31, 2008.

FARM BUREAU LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    Fair Values of Financial Instruments (Continued)

Level 3 Fixed Maturity Investments by Valuation Source

	December 31, 2008

	Private corporation	Publicly traded issues	Mortgage or other asset - backed securities	Total	Percent of Total

	(Dollars in thousands)
Source of valuation
Third-party vendors	$28,069	$141,306	$19,520	$188,895	46.8%
Priced internally	137,219	43,818	33,593	214,630	53.2

Total	$165,288	$185,124	$53,113	$403,525	100.0%

Level 3 Financial Instruments Changes in Fair Value

	Fixed maturities available for sale	Other long-term investments

	(Dollars in thousands)
Assets
Balance, December 31, 2007	$506,696	$1,300
Purchases, net	27,524	173
Realized and unrealized losses, net	(115,782)	—
Net transfers out of Level 3 (1)	(14,794)	—
Included in earnings (amortization)	(119)	54

Balance, December 31, 2008	$403,525	$1,527

Change in unrealized gains/losses on investments held at December 31, 2008	$(93,902)	$—

(1) Included in the transfers in and/or out line above is $96.1 million of securities that were priced using a broker only quote at December 31, 2007 and were transferred to a pricing service that uses observable market data in the prices and $81.3 million that were transferred into Level 3 that did not have enough observable data to include in Level 2 at December 31, 2008, primarily due to a reduction in market activity.

Future policy benefits—index product embedded derivatives
Balance, December 31, 2007	$446
Premiums less benefits, net	53
Impact of unrealized gains (losses), net	283

Balance, December 31, 2008	$782

Change in unrealized gains/losses on embedded derivatives held at December 31, 2008	$283

5.    Reinsurance and Policy Provisions

Reinsurance

In the normal course of business, we seek to limit our exposure to loss on any single insured or event and to recover a portion of benefits paid by ceding a portion of our exposure to other insurance enterprises or reinsurers. Our reinsurance coverage for life insurance varies according to the age and risk classification of the insured with retention limits ranging up to $1.0 million of coverage per individual life. New sales of certain term life products are reinsured on a first dollar quota share basis. We do not use financial or surplus relief reinsurance.

FARM BUREAU LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.    Reinsurance and Policy Provisions (Continued)

We participate in a reinsurance pool with various unaffiliated life insurance companies to mitigate the impact of a catastrophic event on our financial position and results of operations. Members of the pool share in the eligible catastrophic losses based on their size and contribution to the pool. Under the pool arrangement, we will be able to cede approximately 64% of catastrophic losses after other reinsurance and a deductible of $0.9 million. Pool losses are capped at $17.8 million per event and the maximum loss we could incur as a result of losses assumed from other pool members is $6.4 million per event.

We also have an annual 100% quota share accidental death reinsurance agreement. Coverage includes all acts of terrorism including those of a nuclear, chemical or biological origin. Coverage is subject to an annual aggregate retention and was increased from $10.0 million to $11.0 million effective January 1, 2009. A maximum occurrence limit of $50.0 million applies to policies written on agents of the company who are participating in company-sponsored incentive trips. All other occurrence catastrophes are unlimited in amount.

Life insurance in force ceded totaled $8,925.5 million (20.8% of direct life insurance in force) at December 31, 2008 and $8,263.1 million (20.4% of direct life insurance in force) at December 31, 2007. Insurance premiums and product charges have been reduced by $30.7 million in 2008, $29.8 million in 2007 and $29.7 million in 2006 and insurance benefits have been reduced by $19.4 million in 2008, $13.5 million in 2007 and $19.8 million in 2006 as a result of cession agreements.

Reinsurance contracts do not relieve us of our obligations to policyholders. To the extent that reinsuring companies are later unable to meet obligations under reinsurance agreements, we would be liable for these obligations, and payment of these obligations could result in losses. To limit the possibility of such losses, we evaluate the financial condition of our reinsurers and monitor concentrations of credit risk. No allowance for uncollectible amounts has been established against our asset for reinsurance recoverable since none of our receivables are deemed to be uncollectible.

We assume certain life insurance business from EquiTrust Life. Under this agreement, life insurance in force assumed totaled $161.2 million (0.4% of total life insurance in force) at December 31, 2008 and $154.0 million (0.4% of total life insurance in force) at December 31, 2007. In total, premiums and product charges assumed totaled $0.2 million in 2008 and 2007 and $0.1 million in 2006. We assumed insurance benefits of less than $0.1 million in 2008 and $1.2 million 2006. No insurance benefits were assumed in 2007.

Policy Provisions

Analysis of the Value of Insurance In Force Acquired

	Year ended December 31,

	2008	2007	2006

	(Dollars in thousands)
Excluding impact of net unrealized investment gains and losses:
Balance at beginning of year	$40,591	$45,660	$49,118
Accretion of interest during the year	1,662	1,819	6,186
Amortization of asset	(4,367)	(6,888)	(9,644)

Balance prior to impact of net unrealized investment gains and losses	37,886	40,591	45,660
Impact of net unrealized investment gains and losses	25,235	624	(2,819)

Balance at end of year	$63,121	$41,215	$42,841

Net amortization of the value of insurance in force acquired, based on expected future gross profits/margins, for the next five years and thereafter is expected to be as follows: 2009—$2.7 million; 2010—$2.7 million; 2011—$2.6 million; 2012—$2.4 million; 2013—$2.2; and thereafter, through 2030—$25.3 million.

FARM BUREAU LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.    Reinsurance and Policy Provisions (Continued)

Certain variable annuity and variable universal life contracts in our separate accounts have minimum interest guarantees on funds deposited in our general account and guaranteed minimum death benefits (GMDBs) on our variable annuities. In addition, we have certain variable annuity contracts that have an incremental death benefit (IDB) rider that pays a percentage of the gain on the contract upon death of the contract holder. Beginning in 2008, we also have certain variable annuity contracts that have a guaranteed minimum income benefit (GMIB) that provides monthly income to the contract holder after the eighth policy year.

GMDB, IDB and GMIB Net Amount at Risk by Type of Guarantee

	December 31, 2008		December 31, 2007

Type of Guarantee	Separate Account Balance	Net Amount at Risk	Separate Account Balance	Net Amount at Risk

	(Dollars in thousands)
Guaranteed minimum death benefit:
Return of net deposits	$138,784	$18,178	$219,764	$342
Return the greater of highest anniversary value or net deposits	181,695	83,309	258,344	4,749
Incremental death benefit	145,196	5,437	234,830	27,029
Guaranteed minimum income benefit	5,568	27	—	—

Total		$106,951		$32,120

The separate account assets are principally comprised of stock and bond mutual funds. The net amount at risk for these contracts is based on the amount by which GMDB, IDB or GMIB exceeds account value. The reserve for GMDBs, IDBs or GMIBs determined using modeling techniques and industry mortality assumptions, that is included in future policy benefits, totaled $1.0 million at December 31, 2008 and $0.9 million at December 31 2007. The weighted average age of the contract holders with a GMDB, IDB or GMIB rider was 53 years at December 31, 2008 and 55 years at December 31, 2007. Paid benefits for GMDBs and IDBs totaled $0.2 million for 2008, $0.1 million for 2007 and less than $0.1 million in 2006.

6.    Income Taxes

We file a consolidated federal income tax return with FBL Financial Group, Inc. and a majority of its subsidiaries. FBL Financial Group, Inc. and its direct and indirect subsidiaries included in the consolidated federal income tax return each report current income tax expense as allocated under a consolidated tax allocation agreement. Generally, this allocation results in profitable companies recognizing a tax provision as if the individual company filed a separate return and loss companies recognizing a benefit to the extent their losses contribute to reduce consolidated taxes.

Deferred income taxes have been established based upon the temporary differences between the financial statement and income tax bases of assets and liabilities. The reversal of the temporary differences will result in taxable or deductible amounts in future years when the related asset or liability is recovered or settled. A valuation allowance is required if it is more likely than not that a deferred tax asset will not be realized. In assessing the need for a valuation allowance we considered the scheduled reversal of deferred tax assets, projected future taxable income, taxable income from prior years available for recovery and tax planning strategies. Our tax planning strategies assume deferred tax assets related to unrealized losses on our investments are temporary as we have the intent and ability to hold the investments until maturity, at which time, the existing temporary difference is expected to reverse. As such, we have determined that the establishment of a valuation allowance was not necessary at December 31, 2008 and 2007.

FARM BUREAU LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

6.    Income Taxes (Continued)

Income Taxes Expenses (Credits)

	Year ended December 31,

	2008	2007	2006

	(Dollars in thousands)
Taxes provided in consolidated statements of operations on:
Income before minority interest in loss of subsidiaries and equity income (loss):
Current	$16,920	$28,457	$27,784
Deferred	(14,322)	4,094	5,972

	2,598	32,551	33,756
Equity income (loss)—current	(2)	827	612
Taxes provided in consolidated statement of changes in stockholder’s equity:
Change in net unrealized investment gains/losses—deferred	(130,185)	(23,106)	(23,042)
Change in cumulative effect of change in accounting principal—deferred	(225)	—	—
Adjustment resulting from capital transaction of equity investee—deferred	(23)	39	(31)
Change in underfunded status of other post-retirement benefit plans—deferred	10	(10)	(112)

	(130,423)	(23,077)	(23,185)

	$(127,827)	$10,301	$11,183

Effective Tax Rate Reconciliation to Federal Income Tax Rate

	Year ended December 31,

	2008	2007	2006

	(Dollars in thousands)
Income before income taxes, minority interest in loss of subsidiaries and equity income (loss)	$13,855	$100,691	$103,933

Income tax at federal statutory rate (35%)	$4,849	$35,242	$36,377
Tax effect (decrease) of:
Tax-exempt dividend and interest income	(2,094)	(2,353)	(1,724)
Reversal of tax accruals no longer necessary based on events and analysis performed during the year	—	—	(525)
Gain on sale of home office building	(369)	(369)	(369)
State income taxes	3	(24)	27
Other items	209	55	(30)

Income tax expense	$2,598	$32,551	$33,756

FARM BUREAU LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Tax Effect of Temporary Differences Giving Rise to Deferred Income Tax Assets and Liabilities

	December 31,

	2008	2007

	(Dollars in thousands)
Deferred income tax assets:
Fixed maturity and equity securities	$221,166	$6,742
Future policy benefits	43,360	44,791
Accrued benefit and compensation costs	7,471	8,004
Accrued dividends	3,426	3,757
Other	569	1,895

	275,992	65,189
Deferred income tax liabilities:
Deferred policy acquisition costs	177,031	119,384
Value of insurance in force acquired	22,092	14,425
Deferred sales inducements	3,189	2,151
Property and equipment	1,967	2,776
Other	1,028	514

	205,307	139,250

Net deferred income tax asset (liability)	$70,685	$(74,061)

We recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses. We are no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2001.

7.    Credit Arrangements

FBL Financial Group, Inc. has extended a line of credit to us in the amount of $75.0 million. Interest on any borrowings under this arrangement is charged at a rate equal to the prime rate of a national bank. No borrowings have been made on this line of credit.

8.    Retirement and Compensation Plans

We participate with several affiliates and an unaffiliated organization in various multiemployer defined benefit plans. These plans cover substantially all our employees and the employees of the other participating companies who have attained age 21 and one year of service. Benefits are based on years of service and the employee’s compensation. One of these plans provides supplemental pension benefits to employees with salaries and/or pension benefits in excess of the qualified plan limits imposed by federal tax law. Net periodic pension cost of the plans is allocated between participants generally on a basis of time incurred by the respective employees for each employer. Such allocations are reviewed annually. Pension expense aggregated $2.7 million in 2008, $3.4 million in 2007 and $3.9 million in 2006.

We participate with several affiliates in a 401(k) defined contribution plan which covers substantially all employees. Through October 2008, we contributed FBL Financial Group, Inc. stock in an amount equal to 100% of an employee's contributions up to 2% of the annual salary contributed by the employee and an amount equal to 50% of an employee's contributions between 2% and 4% of the annual salary contributed by the employee. Beginning in November 2008, we made cash contributions at the same contribution levels noted above. Costs are allocated among the affiliates on a basis of time incurred by the respective employees for each company. Expense related to the plan totaled $0.6 million in 2008 and 2007 and $0.5 million in 2006.

6.    Income Taxes (Continued)

FARM BUREAU LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8.    Retirement and Compensation Plans (Continued)

We have established deferred compensation plans for certain key current and former employees and have certain other benefit plans, which provide for retirement and other benefits. Liabilities for these plans are accrued as the related benefits are earned.

Certain of the assets related to these plans are on deposit with us and amounts relating to these plans are included in our financial statements. In addition, certain amounts included in the policy liabilities for interest sensitive products relate to deposit administration funds maintained by us on behalf of affiliates.

In addition to benefits offered under the aforementioned benefit plans, we and several other affiliates sponsor a plan that provides group term life insurance benefits to retirees who have worked full-time for ten years and attained age 55 while in service. Postretirement benefit expense for this plan is allocated in a manner consistent with pension expense discussed above. We also have two single employer plans that provide health and medical benefits to retirees. Postretirement benefit expense totaled $0.1 million in 2008, less than $0.1 in 2007 and $0.1 million in 2006. In addition, with the adoption of Statement No. 158 in 2006, we increased other liabilities $0.3 million for the underfunded status of these plans, reduced accumulated other comprehensive income (loss) $0.2 million and recorded a deferred tax asset of $0.1 million.

9.    Management and Other Agreements

We share certain office facilities and services with the Iowa Farm Bureau Federation (IFBF) and their affiliated companies. These expenses are allocated on the basis of cost and time studies that are updated annually and consist primarily of rent, salaries and related expenses, travel and other operating costs. The IFBF is the majority stockholder of FBL Financial Group, Inc.

We participate in a management agreement with FBL Financial Group, Inc., under which FBL Financial Group, Inc. provides general business, administrative and management services. In addition, Farm Bureau Management Corporation, a wholly-owned subsidiary of the IFBF, provides certain management services to us under a separate arrangement. We incurred related expenses totaling $2.0 million in 2008 and 2007 and $1.8 million in 2006.

We have equipment and auto lease agreements with FBL Leasing Services, Inc., an indirect, wholly-owned subsidiary of FBL Financial Group, Inc. We incurred expenses totaling $2.9 million during 2008, $3.1 million during 2007 and $3.2 million during 2006 under these agreements. In 2008, we also entered into an expense allocation agreement with Farm Bureau Mutual for the use of property and equipment.

EquiTrust Investment Management Services, Inc., an indirect, wholly-owned subsidiary of FBL Financial Group, Inc., provides investment advisory services for us. The related fees are based on the level of assets under management plus certain out-of-pocket expenses. We incurred expenses totaling $5.0 million during 2008, $5.2 million during 2007 and $5.0 million during 2006 related to these services.

We have marketing agreements with the Farm Bureau property-casualty companies operating within our marketing territory, including Farm Bureau Mutual and another affiliate. Under the marketing agreements, the property-casualty companies are responsible for development and management of our agency force for a fee. We incurred expenses totaling $8.5 million in 2008, $7.6 million in 2007 and $7.2 million in 2006 relating to these arrangements.

We are licensed by the IFBF to use the “Farm Bureau” and “FB” designations in Iowa. In connection with this license, we incurred royalty expense totaling $0.5 million in 2008 and $0.4 million in 2007 and 2006. We have similar arrangements with the Kansas Farm Bureau and other state Farm Bureau organizations in our market territory. Total royalty expense to Farm Bureau organizations other than the IFBF totaled $1.4 million in 2008, $1.3 million in 2007 and $1.2 million in 2006.

FARM BUREAU LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.    Commitments and Contingencies

In the normal course of business, we may be involved in litigation where amounts are alleged that are substantially in excess of contractual policy benefits or certain other agreements. At December 31, 2008, management is not aware of any claims for which a material loss is reasonably possible.

In the third quarter of 2008, the jury from a trial in Federal District Court in Utah involving an agency matter awarded Farm Bureau Life and Farm Bureau Mutual actual damages totaling $3.6 million and punitive damages totaling $62.7 million. Approximately 25% of the award is allocable to Farm Bureau Life with the remaining 75% allocable to Farm Bureau Mutual. In February 2009 the court ruled on various post trial motions, upholding the actual damages, but reducing the punitive damages to $3.6 million. The time for appealing the verdict and award will not begin until post trial motions have been filed and ruled on by the court. Regardless of the outcome of any rulings, we anticipate an appeal by the defendants unless a settlement has been reached. In addition, see Note 1, “Significant Accounting Policies — Underwriting, Acquisition and Insurance Expenses” for disclosure of a $4.9 million gain contingency relating to a lawsuit settlement in 2006. Recoveries from third parties are required to be accounted for as gain contingencies and not recorded in our financial statements until the lawsuit is resolved.

We self-insure our employee health and dental claims. However, claims in excess of our self-insurance limits are fully insured. We fund insurance claims through a self-insurance trust. Deposits to the trust are made at an amount equal to our best estimate of claims incurred during the period. Accordingly, no accruals are recorded on our financial statements for unpaid claims and claims incurred but not reported. Adjustments, if any, resulting in changes in the estimate of claims incurred will be reflected in operations in the periods in which such adjustments are known.

Our parent leases its home office properties under a 15-year operating lease. Our expected share of future remaining minimum lease payments under this lease as of December 31, 2008 is as follows: 2009—$1.8 million; 2010—$1.8 million; 2011—$1.8 million; 2012—$1.8 million; 2013—$0.4 million. Rent expense for the lease totaled $2.1 million in 2008, $1.9 million in 2007 and $1.8 million in 2006. These amounts are net of $1.1 million in 2008, 2007 and 2006 in amortization of a deferred gain on the transfer of the home office properties. The remaining unamortized deferred gain totaled $4.5 million at December 31, 2008 and $5.5 million at December 31, 2007.

We have extended a line of credit in the amount of $40.0 million to FBL Leasing Services, Inc. The amount outstanding on the line of credit totaled $22.8 million at December 31, 2007, however all borrowings were paid off on December 24, 2008. Interest on this agreement is charged at a variable rate equal to the LIBOR plus 0.10% (1.54% at the repayment date and 5.33% at December 31, 2007). Interest income on the line of credit totaled $0.7 million during 2008 and $1.3 million during 2007 and 2006.

From time to time, assessments are levied on us by guaranty associations in most states in which we are licensed. These assessments, which are accrued for, are to cover losses of policyholders of insolvent or rehabilitated companies. In some states, these assessments can be partially recovered through a reduction in future premium taxes. Expenses incurred for guaranty fund assessments, net of related premium tax offsets, totaled less than $0.1 million in 2008, 2007 and 2006.

11.    Statutory Information

Statutory accounting practices prescribed or permitted by regulatory authorities differ from GAAP. The National Association of Insurance Commissioners (NAIC) has issued model laws and regulations, many of which have been adopted by state insurance regulators. However, states have the right to prescribe practices that differ from those issued by the NAIC and the Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

Our financial statements included herein differ from related statutory-basis financial statements principally as follows: (a) the bond portfolio is classified as available-for-sale and carried at fair value rather than generally being

FARM BUREAU LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11.    Statutory Information (Continued)

carried at amortized cost; (b) acquisition costs of acquiring new business are deferred and amortized over the life of the policies rather than charged to operations as incurred; (c) future policy benefit reserves for participating traditional life insurance products are based on net level premium methods and guaranteed cash value assumptions which may differ from statutory reserves; (d) future policy benefit reserves on certain interest sensitive products are based on full account values, rather than discounting methodologies utilizing statutory interest rates; (e) net realized gains or losses attributed to changes in the level of market interest rates are recognized as gains or losses in the statements of operations when the sale is completed rather than deferred and amortized over the remaining life of the fixed maturity security or mortgage loan; (f) the established formula-determined statutory investment reserve, changes in which are charged directly to surplus, is not recorded as a liability; (g) certain deferred income tax assets, agents' balances and certain other assets designated as “nonadmitted assets” for statutory purposes are reported as assets rather than being charged to surplus; (h) revenues for interest sensitive, indexed and variable products consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed rather than premiums received; (i) pension income or expense is recognized for all employees in accordance with Statement No. 87, “Employers Accounting for Pensions,” rather than for vested employees only; (j) the financial statements of subsidiaries are consolidated rather than being accounted for under the equity method, and (k) assets and liabilities are restated to fair values when a change in ownership occurs that is accounted for as a purchase, with provisions for goodwill and other intangible assets, rather than continuing to be presented at historical cost.

Our net income (loss), not including subsidiaries, as determined in accordance with statutory accounting practices, was ($28.7) million in 2008, $55.2 million in 2007 and $49.3 million in 2006. Our total statutory capital and surplus was $385.4 million at December 31, 2008 and $364.9 million at December 31, 2007.

Effective December 31, 2008, we adopted a prescribed practice issued by the Insurance Division, Department of Commerce, of the State of Iowa, which increased the amount of deferred tax assets that may be admitted on the statutory financial statements at December 31, 2008. Our statutory capital and surplus at December 31, 2008 reported above is approximately $20.8 million higher than it would have been without these practices.

State laws specify regulatory actions if an insurer’s risk-based capital (RBC), a measure of solvency, falls below certain levels. The NAIC has a standard formula for annually assessing RBC based on the various risk factors related to an insurance company’s capital and surplus, including insurance, business, asset and interest rate risks. At December 31, 2008, we exceeded the minimum RBC requirements. In addition, excluding the impact of the permitted and prescribed practices above would not have reduced the total adjusted capital to levels subjecting us to any regulatory action.

Our ability to pay dividends to our parent company is restricted because prior approval of the Iowa Insurance Commissioner is required for payment of dividends to the stockholder which exceed an annual limitation. An annual dividend limitation is defined under the Iowa Insurance Holding Company Act as any dividend or distribution of cash or other property whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceeds the greater of (i) 10% of adjusted policyholders’ surplus (total statutory capital stock and statutory surplus less certain admitted deferred tax assets) as of December 31 of the preceding year, or (ii) the statutory net gain from operations of the insurer for the 12-month period ending December 31 of the preceding year. During 2009, the maximum amount legally available for distribution to our parent company without further regulatory approval is $38.2 million.

12.    Segment Information

We analyze operations by reviewing financial information regarding products that are aggregated into three product segments. The product segments are: (1) Traditional Annuity – Exclusive Distribution (“Exclusive Annuity”), (2) Traditional and Universal Life Insurance and (3) Variable. We also have various support operations and corporate capital that are aggregated into a Corporate and Other segment.

FARM BUREAU LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.    Segment Information (Continued)

The Exclusive Annuity segment primarily consists of fixed rate annuities and supplementary contracts (some of which involve life contingencies) sold through our exclusive agency distribution. Fixed rate annuities provide for tax-deferred savings and supplementary contracts provide for the systematic repayment of funds that accumulate interest. Fixed rate annuities consist primarily of flexible premium deferred annuities, but also include single premium deferred and immediate contracts. With fixed rate annuities, we bear the underlying investment risk and credit interest to the contracts at rates we determine, subject to interest rate guarantees. The Exclusive Annuity segment also includes index annuities. With index annuity products, we bear the underlying investment risk and credit interest in an amount equal to a percentage of the gain in a specified market index, subject to minimum guarantees.

The Traditional and Universal Life Insurance segment consists of whole life, term life and universal life policies. These policies provide benefits upon the death of the insured and may also allow the customer to build cash value on a tax-deferred basis.

The Variable segment consists of variable universal life insurance and variable annuity contracts. These products are similar to universal life insurance and traditional annuity contracts, except the contract holder has the option to direct the cash value of the contract to a wide range of investment sub-accounts, thereby passing the investment risk to the contract holder.

The Corporate and Other segment consists primarily of accident and health insurance products (primarily a closed block of group policies) and corporate items that do not meet the quantitative threshold for separate segment reporting.

We analyze our segment results based on pre-tax operating income (loss). Accordingly, income taxes are not allocated to the segments. In addition, operating results are generally reported net of any transactions between the segments. Operating income for 2008, 2007 and 2006 represents net income excluding the impact of:

•	realized and unrealized gains and losses on investments;

•	changes in net unrealized gains and losses on derivatives;

•	the cumulative effect of changes in accounting principles; and

•	a nonrecurring lawsuit settlement.

We use operating income, in addition to net income, to measure our performance since realized and unrealized gains and losses on investments and the change in net unrealized gains and losses on derivatives can fluctuate greatly from quarter to quarter. Also, the cumulative effect of changes in accounting principles, discontinued operations and the lawsuit settlement in 2006 are nonrecurring items. These fluctuations make it difficult to analyze core operating trends. In addition, for derivatives not designated as hedges, there is a mismatch between the valuation of the asset and liability when deriving net income. Specifically, call options relating to our index business are one-year assets while the embedded derivative in the index contracts represents the rights of the contract holder to receive index credits over the entire period the index annuities are expected to be in force. For interest rate swaps backing our annuity liabilities, the derivatives are marked to market, but the associated insurance liabilities are not marked to market. A view of our operating performance without the impact of these mismatches and nonrecurring items enhances the analysis of our results. We use operating income for goal setting, determining company-wide short-term incentive compensation and evaluating performance on a basis comparable to that used by many in the investment community.

FARM BUREAU LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.    Segment Information (Continued)

Financial Information Concerning our Operating Segments

	Year ended December 31,

	2008	2007	2006

	(Dollars in thousands)
Operating revenues:
Traditional Annuity—Exclusive Distribution	$142,416	$149,058	$146,180
Traditional and Universal Life Insurance	313,913	307,116	296,412
Variable	58,395	56,447	53,868
Corporate and Other	8,828	8,327	7,837

	523,552	520,948	504,297
Realized gains (losses) on investments (A)	(68,155)	8,237	13,850
Change in net unrealized gains/losses on derivatives (A)	(3,651)	(4,999)	65

Consolidated revenues	$451,746	$524,186	$518,212

Net investment income:
Traditional Annuity—Exclusive Distribution	$144,015	$144,922	$145,256
Traditional and Universal Life Insurance	129,049	128,699	126,841
Variable	13,459	12,889	13,595
Corporate and Other	6,609	6,159	5,950

Consolidated net investment income	$293,132	$292,669	$291,642

	Year ended December 31,

	2008	2007	2006

	(Dollars in thousands)
Depreciation and amortization:
Traditional Annuity—Exclusive Distribution	$13,190	$10,075	$7,738
Traditional and Universal Life Insurance	17,802	17,717	10,688
Variable	14,212	7,288	6,729
Corporate and Other	(246)	6	171

	44,958	35,086	25,326
Realized gains (losses) on investments, net (A)	(9,165)	56	(220)
Change in net unrealized gains/losses on derivatives (A)	(454)	(1,484)	(10)

Consolidated depreciation and amortization	$35,339	$33,658	$25,096

Pre-tax operating income (loss):
Traditional Annuity—Exclusive Distribution	$26,162	$31,198	$34,405
Traditional and Universal Life Insurance	45,523	48,526	49,808
Variable	(1,292)	10,806	5,498
Corporate and Other	6,417	7,694	6,964

	76,810	98,224	96,675
Income taxes on operating income	(24,631)	(31,279)	(31,215)
Realized gains (losses) on investments, net (A)	(38,343)	5,317	9,145
Change in net unrealized gains/losses on derivatives (A)	(2,582)	(2,460)	(120)
Cumulative effect of change in accounting principle	—	(124)	—
Lawsuit settlement (A)	—	—	(3,172)

Consolidated net income	$11,254	$69,678	$71,313

FARM BUREAU LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.    Segment Information (Continued)

	Year ended December 31,

	2008	2007

	(Dollars in thousands)
Assets:
Traditional Annuity—Exclusive Distribution	$2,593,058	$2,457,528
Traditional and Universal Life	2,382,012	2,308,959
Variable	890,417	1,109,853
Corporate and Other	321,060	372,080

	6,186,547	6,248,420
Unrealized gains (losses) in accumulated other comprehensive income (loss) (A)	(311,680)	(18,283)
Other classification adjustments	(87,302)	(33,751)

Consolidated assets	$5,787,565	$6,196,386

(A)	Amounts are net of adjustments, as applicable, to amortization of unearned revenue reserves, deferred policy acquisition costs, deferred sales inducements, value of insurance in force acquired and income taxes attributable to gains and losses on investments and derivatives.

Depreciation and amortization related to property, plant and equipment are allocated to the product segments while the related property, equipment and capitalized software are generally allocated to the Corporate and Other segment.

Our investment in equity method investees and the related equity income are attributable to the Corporate and Other segment. Interest expense and expenditures for long-lived assets were not significant during the periods presented above. Goodwill at December 31, 2008 and 2007 is allocated among the segments as follows: Exclusive Annuity ($3.9 million) and Traditional and Universal Life Insurance ($6.1 million).

Net statutory premiums collected, which include premiums collected from annuities and universal life-type products that are not included in revenues for GAAP reporting, totaled $554.8 million in 2008, $455.1 million in 2007 and $440.9 million in 2006.

Premium Concentration by State

	Year ended December 31,

	2008	2007	2006

Life and annuity collected premiums:
Iowa	28.4%	30.3%	30.0%
Kansas	18.6	16.8	17.4
Oklahoma	9.8	7.6	7.9

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) (1)	All Financial Statements are included in either the Prospectus or the Statement of Additional Information, as indicated therein.

(2)	Financial Statement Schedules I, III, IV.(10)

Schedule I—Summary of Investments

Schedule III—Supplementary Insurance Information

Schedule IV—Reinsurance

All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

All required financial statements are included in Part B.

(b)	Exhibits
	(1)	Certified resolution of the board of directors of Farm Bureau Life Insurance Company (the
“Company”) establishing Farm Bureau Life Annuity Account II (the “Account”).(1)

	(2)	Not Applicable.

	(3)	(a) Underwriting Agreement.(9)

(b) Paying Agent Agreement.(3)

	(4)	(a) Contract Form.(8)

(b) Variable Settlement Agreement.(5)

(c) Incremental Death Benefit Rider.(9)

(d) Guaranteed Minimum Income Benefit Rider(9)

(e) Performance Enhanced Death Benefit Rider(9)

	(5)	(a) Contract Application.(9)

(b) Suitability Supplement.(9)

	(6)	(a) Articles of Incorporation of the Company.(1)

(b) By-Laws of the Company.(1)

	(7)	Not Applicable.

	(8)	(a) Amended and Restated Participation agreement relating to EquiTrust Variable Insurance Series Fund.(7)

(a)(1) Administrative Services Agreement.(9)

(a)(2) Services Agreement.(9)

(b) Amended and Restated Participation Agreement relating to Fidelity Variable Insurance Products Funds.(9)

(b)(1) Amended and Restated Service Contract.(9)

(b)(2) Service Agreement.(9)

(c) Participation Agreement relating to T. Rowe Price Equity Series, Inc. and T. Rowe Price International Series, Inc.(2)

(c)(1) Amended Schedule to Participation Agreement.(4)

(c)(2) Amended Schedule to Participation Agreement.(9)

(d) Participation Agreement relating to Franklin Templeton Funds.(4)

(d)(1) Amendment to Participation Agreement.(9)

(d)(2) Amendment to Participation Agreement.(6)

(d)(3) Amendment to Participation Agreement.(9)

(d)(4) Amendment to Participation Agreement.(9)

(e) Participation Agreement relating to Summit Pinnacle Series.(4)

(e)(1) Amendment to Participation Agreement.(9)

(e)(2) Rule 12b-1 Related Agreement.(9)

(e)(3) Amendment to Administrative Services Agreement.(9)

(f) Participation Agreement relating to DWS Variable Series I and II.(9)

(f)(1) Administrative Service Agreement.(9)

(g)(1) T. Rowe Price Shareholder Information Agreement (Rule 22c-2).(7)

(g)(2) Fidelity Shareholder Information Agreement (Rule 22c-2).(7)

(g)(3) Franklin Shareholder Information Agreement (Rule 22c-2).(7)

(g)(4) Summit Shareholder Information Agreement (Rule 22c-2).(7)

(9)	Opinion and Consent of David A. McNeill, Esquire.(10)

(10)	(a) Consent of Sutherland Asbill & Brennan LLP.(10)

(b) Consent of Ernst & Young LLP.(10)

(c) Opinion and Consent of Christopher G. Daniels, FSA, MAAA, Life Product Development and Pricing Vice President.(10)

(11)	Not Applicable.

(12)	Not Applicable.

(13)	Not Applicable.

(14)	Powers of Attorney.(10)

(1)	Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on May 1, 1998.
(2)	Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on April 30, 1999.
(3)	Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on April 26, 2001.
(4)	Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on September 27, 2001.
(5)	Incorporated herein by reference to the Initial Filing of the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on May 6, 2002.
(6)	Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 333-87632) as filed with the Securities and Exchange Commission on April 29, 2005.
(7)	Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (File No. 333-87632) filed with the Securities and Exchange Commission on April 30, 2007.
(8)	Incorporated herein by reference to the Initial Filing of the Registration Statement on Form N-4 (File No. 333-148212) filed with the Securities and Exchange Commission on December 20, 2007.
(9)	Incorporated herein by reference to Pre Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-148212) filed with the Securities and Exchange Commission on May 16, 2008.
(10)	Filed herein.

Item 25. Directors and Officers of the Company

Name and Principal Business Address*	Positions and Offices

Eric K. Aasmundstad	Director

Steven L. Baccus	Director

William C. Bruins	Director

Alan L. Foutz	Director

Doug Gronau	Director

Bob Hanson	Director

Perry Livingston	Director

Richard L. Merrill	Director

Charles E. Norris	Director

Keith R. Olsen	Director

Kevin D. Paap	Director

Frank S. Priestley	Director

Kevin G. Rogers	Director

Calvin Rozenboom	Director

Mike Spradling	Director

Phil J. Sundblad	Director

Scott E. VanderWal	Director

Michael S. White	Director

Craig A. Lang	President and Director

Leland J. Hogan	Vice President and Director

James W. Noyce	Chief Executive Officer

Dennis J. Presnall	Senior Vice President and Secretary

Richard J. Kypta	Executive Vice President

James P. Brannen	Chief Financial Officer and Chief Administrative Officer, Treasurer

John M. Paule	Vice President

Douglas W. Gumm	Vice President—Information Technology

David T. Sebastian	Vice President—Strategy and Business Development

Donald J. Seibel	Vice President—Finance

Bruce A. Trost	Vice President

Name and Principal Business Address*	Positions and Offices

Lori Geadelmann	Vice President—Assistant General Counsel—Life

Paul Grinvalds	Vice President—Life Administration

Charles T. Happel	Vice President—Investments

David A. McNeill	Vice President—General Counsel

James M. Mincks	Vice President—Human Resources

James A. Pugh	Vice President—Assistant General Counsel

Scott S. Shuck	Vice President—Marketing Services

Robert A. Simons	Vice President—Assistant General Counsel—Securities

Cyrus S. Winters	Vice President—Agency and Administration

Rod Babbit	Business Unit Vice President

Laura Kellen Beebe	Securities Vice President

Christopher G. Daniels	Life Product Development and Pricing Vice President, Illustration Actuary

Rich Duryea	Business Unit Vice President

Gary D. Harms	Agency Administration Vice President

Doug Higgins	Securities Vice President

Mark Jorgensen	Agency Development Vice President

Kevin Kelly	Business Unit Vice President

Steven M. Knutzen	Life, P/C Sales Support Vice President

Danielle Kuhn	Accounting Vice President

Ronnie G. Lee	Business Unit Vice President

Brian Mamola	Corporate Actuarial Vice President—Appointed Actuary

Ron Mead	Business Unit Vice President

John F. Mottet	Business Unit Vice President

Richard Murdock	Business Unit Vice President

Kenneth (Kip) G. Peters	Enterprise Information Protection Vice President

Larry Riley	Business Unit Vice President

Herman Riva	Securities Vice President

Robert J. Rummelhart	Investment Vice President

Janice K. Sewright	Vice President—Accounting

Douglas V. Shelton	Vice President—Corporate Planning

Christopher T. Shryack	Life Sales Vice President

Name and Principal Business Address*	Positions and Offices

Steve Stahly	Tax Vice President

Roger PJ Soener	Investment Vice President, Real Estate

Blake D. Weber	Sales Services Vice President

Scott Yerington	Business Unit Vice President

Ronald R. Tryon	Vice President

*	The principal business address of all persons listed, unless otherwise indicated, is 5400 University Avenue, West Des Moines, Iowa 50266.

Item 26. Persons Controlled By Or Under Common Control With The Depositor Or Registrant

The Registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company’s outstanding voting common stock is owned by FBL Financial Group, Inc. This Company and its affiliates are described more fully in the prospectus included in this registration statement. Various companies and other entities controlled by FBL Financial Group, Inc., may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of the owners of their common stock (where applicable), are set forth on the following diagram.

SEE ORGANIZATION CHART ON FOLLOWING PAGE

FBL-FINANCIAL GROUP, INC.

Ownership Chart

01/01/09

Item 27. Number of Contract Owners

As of April 20, 2009 there were 657 Qualified and 95 Non-Qualified Contracts Owners.

Item 28. Indemnification

Article XII of the Company’s By-Laws provides for the indemnification by the Company of any person who is a party or who is threatened to be made a party to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative (other than an action by or in the right of the Company) by reason of the fact that he is or was a director or officer of the Company, or is or was serving at the request of the Company as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust or enterprise, against expenses (including attorneys’ fees), judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding, if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. Article XII also provides for the indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the Company to procure a judgment in its favor by reason of the fact that he is or was a director or officer of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or another enterprise against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Company, except that no indemnification will be made in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Company unless and only to the extent that the court in which such action or suit was brought determines upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a) EquiTrust Marketing Services, LLC is the registrant’s principal underwriter and also serves as the principal underwriter to Farm Bureau Life Variable Account and the separate accounts of EquiTrust Life Insurance Company, an affiliate of the Company, including EquiTrust Life Annuity Account, EquiTrust Life Annuity Account II, EquiTrust Life Variable Account and EquiTrust Life Variable Account II.

(b) Officers and Managers of EquiTrust Marketing Services, LLC

Name and Principal Business Address*	Positions and Offices

Chris Shryack	President and Manager

James W. Noyce	Chief Executive Officer and Manager

Name and Principal Business Address*	Positions and Offices

James P. Brannen	Chief Financial Officer, Treasurer and Manager

Richard J. Kypta	Executive Vice President

John M. Paule	Executive Vice President and Manager

Charles T. Happel	Vice President—Investments and Manager

David T. Sebastian	Vice President

Robert A. Simons	Assistant General Counsel, Securities

Kristi Rojohn	Investment Compliance Vice President and Secretary

Deborah K. Peters	Chief Compliance Officer, Broker/Dealer Compliance and Market Conduct Vice President

Lisa Altes	Director, Investment Products Business Development

Rob Ruisch	Mutual Fund Accounting Director

Barbara A. Bennett	Director, Treasury Services

Thomas J. Faulconer	Indiana OSJ Principal

Jennifer Morgan	Assistant Secretary

Lillie Peshel	Assistant Secretary

Sara Tamisiea	Assistant Secretary

Jodi Winslow	Assistant Secretary

*	The principal business address of all of the persons listed above is 5400 University Avenue, West Des Moines, Iowa 50266.

(c) Give the following information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commission	Compensation
EquiTrust Marketing Services, Inc.	$3,328,643	NA	NA	$166,433*

*	Registered representative fees.

Item 30. Location of Books and Records

All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at 5400 University Avenue, West Des Moines, Iowa 50266.

Item 31. Management Services

All management contracts are discussed in Part A or Part B of this registration statement.

Item 32. Undertakings and Representations

(a) The Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the Contracts offered herein are being accepted.

(b) The Registrant undertakes that it will include as part of any application to purchase a Contract offered by the prospectus, either: (i) as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a statement of additional information; or (ii) a post card or similar written communication, affixed to or included in the prospectus that the applicant can remove and send to the Company for a statement of additional information.

(c) The Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.

(d) The Company represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

(e) Farm Bureau Life Insurance Company (the “Company”) represents that the aggregate charges under the Contracts are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Farm Bureau Life Annuity Account certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of West Des Moines, State of Iowa, on the 30th day of April, 2009.

FARM BUREAU LIFE ANNUITY ACCOUNT
(REGISTRANT)

By:	/s/ Craig A. Lang
Craig A. Lang
President

By:	FARM BUREAU LIFE INSURANCE COMPANY
(DEPOSITOR)

By:	/s/ Craig A. Lang
Craig A. Lang
President Farm Bureau Life Insurance Company

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the dates set forth below.

Signature	Title	Date
/s/ Craig A. Lang Craig A. Lang	President and Director [Principal Executive Officer]	April 30, 2009

/s/ James P. Brannen James P. Brannen	Chief Financial Officer, Chief Administrative Officer and Treasurer [Principal Financial and Accounting Officer]	April 30, 2009
* Eric K. Aasmundstad	Director	April 30, 2009

* Steven L. Baccus	Director	April 30, 2009

* William C. Bruins	Director	April 30, 2009

* Alan L. Foutz	Director	April 30, 2009

* Doug Gronau	Director	April 30, 2009

* Bob Hanson	Vice President and Director	April 30, 2009

Signature	Title	Date

* Leland J. Hogan	Director	April 30, 2009

* Perry Livingston	Director	April 30, 2009

* Richard Merrill	Director	April 30, 2009

* Keith R. Olsen	Director	April 30, 2009

Charles E. Norris	Director	April 30, 2009

* Kevin D. Paap	Director	April 30, 2009

* Frank S. Priestley	Director	April 30, 2009

Kevin G. Rogers	Director	April 30, 2009

* Calvin Rozenboom	Director	April 30, 2009

* Mike Spradling	Director	April 30, 2009

Phillip J. Sundblad	Director	April 30, 2009

* Scott E. VanderWal	Director	April 30, 2009

* Michael S. White	Director	April 30, 2009

*By:	/s/ Richard J. Kypta
Richard J. Kypta
Attorney-In-Fact
Pursuant to Power of Attorney